Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 95.28%

Communication Services : 3.27%

Entertainment : 1.00%
Activision Blizzard Incorporated	76,800	$3,624,960

Media : 2.27%
Omnicom Group Incorporated	100,900	8,268,755

Consumer Discretionary : 13.63%

Hotels, Restaurants & Leisure : 0.84%
Extended Stay America Incorporated	180,700	3,052,023

Household Durables : 4.40%
Helen of Troy Limited †	76,700	10,016,253
Whirlpool Corporation	42,300	6,021,828

		16,038,081

Specialty Retail : 4.42%
American Eagle Outfitters Incorporated	593,100	10,023,390
Williams-Sonoma Incorporated «	93,300	6,064,500

		16,087,890

Textiles, Apparel & Luxury Goods : 3.97%
Gildan Activewear Incorporated	209,850	8,116,998
HanesBrands Incorporated	369,600	6,364,512

		14,481,510

Financials : 20.06%

Banks : 4.61%
Commerce Bancshares Incorporated	119,705	7,141,600
TCF Financial Corporation	464,300	9,652,797

		16,794,397

Capital Markets : 2.35%
State Street Corporation	153,000	8,577,180

Consumer Finance : 4.58%
FirstCash Financial Services Incorporated	72,000	7,201,440
Synchrony Financial	272,900	9,461,443

		16,662,883

Insurance : 8.52%
Arch Capital Group Limited †	215,300	7,983,324
Fidelity National Financial Incorporated	302,700	12,198,810
The Progressive Corporation	42,600	3,405,018
Torchmark Corporation	83,100	7,434,126

		31,021,278

Health Care : 10.03%

Health Care Providers & Services : 5.73%
Cardinal Health Incorporated	118,600	5,586,060
Laboratory Corporation of America Holdings †	53,100	9,180,990
MEDNAX Incorporated †	242,000	6,105,660

		20,872,710

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

	Shares	Value
Life Sciences Tools & Services : 2.54%
Syneos Health Incorporated †	180,700	$9,231,963

Pharmaceuticals : 1.76%
Perrigo Company plc	134,600	6,409,652

Industrials : 24.16%

Aerospace & Defense : 2.32%
Hexcel Corporation	104,400	8,443,872

Building Products : 3.70%
Johnson Controls International plc	157,300	6,498,063
Quanex Building Products Corporation	369,400	6,977,966

		13,476,029

Commercial Services & Supplies : 1.77%
Steelcase Incorporated Class A	377,800	6,460,380

Electrical Equipment : 4.43%
AMETEK Incorporated	83,100	7,548,804
Eaton Corporation plc	103,100	8,586,168

		16,134,972

Machinery : 9.08%
Colfax Corporation †	334,600	9,378,838
Donaldson Company Incorporated	121,600	6,184,576
Gates Industrial Corporation plc †	433,500	4,946,235
Snap-on Incorporated	44,200	7,321,288
Woodward Governor Company	46,200	5,227,992

		33,058,929

Trading Companies & Distributors : 2.86%
AerCap Holdings NV †	200,100	10,407,201

Information Technology : 12.28%

Electronic Equipment, Instruments & Components : 5.30%
Arrow Electronics Incorporated †	164,500	11,723,915
TE Connectivity Limited	79,400	7,604,932

		19,328,847

IT Services : 4.45%
Alliance Data Systems Corporation	23,900	3,349,107
Amdocs Limited	140,500	8,723,645
Leidos Holdings Incorporated	51,740	4,131,439

		16,204,191

Semiconductors & Semiconductor Equipment : 2.53%
Applied Materials Incorporated	82,000	3,682,620
MKS Instruments Incorporated	70,900	5,522,401

		9,205,021

Materials : 9.93%

Chemicals : 1.90%
Axalta Coating Systems Limited †	232,200	6,912,594

Containers & Packaging : 2.41%
Crown Holdings Incorporated †	143,500	8,767,850

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

			Shares	Value
Metals & Mining : 2.91%
Reliance Steel & Aluminum Company			112,100	$10,606,902

Paper & Forest Products : 2.71%
Schweitzer-Mauduit International Incorporated			297,500	9,871,050

Real Estate : 1.92%

Real Estate Management & Development : 1.92%
CBRE Group Incorporated Class A †			136,500	7,002,450

Total Common Stocks (Cost $297,663,897)				347,003,570

		Yield
Short-Term Investments : 6.02%

Investment Companies : 6.02%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51%	5,430,393	5,431,479
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	16,485,571	16,485,571

Total Short-Term Investments (Cost $21,916,519)				21,917,050

Total investments in securities (Cost $319,580,416)	101.30%			368,920,620

Other assets and liabilities, net	(1.30)			(4,739,095)

Total net assets	100.00%			$364,181,525

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	14,621,190	26,054,398	35,245,195	5,430,393	$5,431,479
Wells Fargo Government Money Market Fund Select Class	21,485,564	100,873,137	105,873,130	16,485,571	16,485,571

					$21,917,050	6.02%

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$11,893,715	$0	$0	$11,893,715
Consumer discretionary	49,659,504	0	0	49,659,504
Financials	73,055,738	0	0	73,055,738
Health care	36,514,325	0	0	36,514,325
Industrials	87,981,383	0	0	87,981,383
Information technology	44,738,059	0	0	44,738,059
Materials	36,158,396	0	0	36,158,396
Real estate	7,002,450	0	0	7,002,450
Short-term investments
Investment companies	21,917,050	0	0	21,917,050

Total assets	$368,920,620	$0	$0	$368,920,620

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Common Stock Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.17%

Communication Services : 1.02%

Media : 1.02%
Interpublic Group of Companies Incorporated	503,008	$11,362,951

Consumer Discretionary : 7.67%

Auto Components : 1.45%
Dana Incorporated	809,898	16,149,366

Diversified Consumer Services : 0.52%
Houghton Mifflin Harcourt Company †	1,006,345	5,796,547

Hotels, Restaurants & Leisure : 1.21%
Jack in the Box Incorporated	164,366	13,377,749

Household Durables : 2.06%
Mohawk Industries Incorporated †	78,085	11,515,195
Whirlpool Corporation	79,425	11,306,943

		22,822,138

Internet & Direct Marketing Retail : 1.31%
Expedia Group Incorporated	109,037	14,505,192

Specialty Retail : 1.12%
Tractor Supply Company	114,511	12,458,797

Consumer Staples : 1.06%

Household Products : 1.06%
Church & Dwight Company Incorporated	161,562	11,803,720

Energy : 3.13%

Oil, Gas & Consumable Fuels : 3.13%
Cimarex Energy Company	201,790	11,972,201
Concho Resources Incorporated	99,941	10,311,912
Targa Resources Corporation	317,004	12,445,577

		34,729,690

Financials : 17.63%

Banks : 4.74%
PacWest Bancorp	275,015	10,678,832
Sterling Bancorp	746,508	15,885,690
Webster Financial Corporation	255,944	12,226,445
Wintrust Financial Corporation	188,445	13,786,636

		52,577,603

Capital Markets : 5.09%
CBOE Holdings Incorporated	109,538	11,351,423
E*TRADE Financial Corporation	544,607	24,289,472
Raymond James Financial Incorporated	246,427	20,835,403

		56,476,298

Insurance : 7.80%
Arch Capital Group Limited †	382,042	14,166,117

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Common Stock Fund

	Shares	Value
Insurance (continued)
CNO Financial Group Incorporated	933,334	$15,568,011
First American Financial Corporation	237,221	12,738,768
Reinsurance Group of America Incorporated	107,972	16,846,871
RenaissanceRe Holdings Limited	65,826	11,717,686
Willis Towers Watson plc	80,808	15,477,964

		86,515,417

Health Care : 11.47%

Biotechnology : 2.01%
Agios Pharmaceuticals Incorporated «	43,521	2,170,827
BioMarin Pharmaceutical Incorporated †	61,919	5,303,362
Neurocrine Biosciences Incorporated †	90,343	7,627,659
Sage Therapeutics Incorporated †	39,563	7,243,590

		22,345,438

Health Care Equipment & Supplies : 5.56%
Haemonetics Corporation †	150,289	18,085,778
Hologic Incorporated †	366,967	17,621,755
LivaNova plc †	360,664	25,953,381

		61,660,914

Health Care Providers & Services : 3.90%
Humana Incorporated	38,205	10,135,787
Laboratory Corporation of America Holdings †	113,447	19,614,986
Universal Health Services Incorporated Class B	103,218	13,458,595

		43,209,368

Industrials : 20.12%

Aerospace & Defense : 1.08%
Hexcel Corporation	148,317	11,995,879

Airlines : 1.72%
Alaska Air Group Incorporated	157,085	10,039,302
Spirit Airlines Incorporated †	189,387	9,039,442

		19,078,744

Building Products : 1.49%
Fortune Brands Home & Security Incorporated	288,425	16,477,720

Commercial Services & Supplies : 3.94%
Republic Services Incorporated	150,191	13,012,548
Steelcase Incorporated Class A	930,712	15,915,175
Stericycle Incorporated †	310,463	14,824,608

		43,752,331

Electrical Equipment : 2.53%
AMETEK Incorporated	155,874	14,159,594
Sensata Technologies Holding plc †	283,313	13,882,337

		28,041,931

Industrial Conglomerates : 1.37%
Carlisle Companies Incorporated	108,186	15,190,396

2

Wells Fargo Common Stock Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Shares	Value
Machinery : 3.87%
Altra Industrial Motion Corporation	249,161	$8,939,897
Gardner Denver Holdings Incorporated †	418,665	14,485,809
Rexnord Corporation †	645,784	19,515,592

		42,941,298

Road & Rail : 2.19%
Genesee & Wyoming Incorporated Class A †	174,922	17,492,200
Saia Incorporated †	104,349	6,748,250

		24,240,450

Trading Companies & Distributors : 1.93%
Air Lease Corporation	214,252	8,857,178
MRC Global Incorporated	735,263	12,587,703

		21,444,881

Information Technology : 19.70%

Electronic Equipment, Instruments & Components : 0.99%
Avnet Incorporated	243,339	11,015,957

IT Services : 6.31%
Amdocs Limited	257,996	16,018,972
Black Knight Incorporated †	229,403	13,798,590
Genpact Limited	407,819	15,533,826
Global Payments Incorporated	78,494	12,569,244
WEX Incorporated †	58,019	12,073,754

		69,994,386

Semiconductors & Semiconductor Equipment : 4.70%
Brooks Automation Incorporated	410,605	15,910,944
Marvell Technology Group Limited	666,987	15,920,980
Maxim Integrated Products Incorporated	186,178	11,137,168
ON Semiconductor Corporation †	452,341	9,141,812

		52,110,904

Software : 7.70%
8x8 Incorporated †	619,254	14,924,021
Cornerstone OnDemand Incorporated †	269,097	15,588,789
Nuance Communications Incorporated †	888,074	14,182,542
Proofpoint Incorporated †	113,808	13,685,412
RealPage Incorporated †	235,116	13,836,577
Zendesk Incorporated †	148,222	13,196,205

		85,413,546

Materials : 6.63%

Chemicals : 2.71%
Axalta Coating Systems Limited †	507,137	15,097,468
Westlake Chemical Corporation	214,914	14,927,926

		30,025,394

Containers & Packaging : 1.33%
Crown Holdings Incorporated †	241,877	14,778,685

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Common Stock Fund

			Shares	Value
Metals & Mining : 2.59%
Royal Gold Incorporated			153,250	$15,706,593
Steel Dynamics Incorporated			432,013	13,046,793

				28,753,386

Real Estate : 9.74%

Equity REITs : 9.74%
Camden Property Trust			147,918	15,441,160
CoreSite Realty Corporation			136,817	15,757,214
Four Corners Property Trust Incorporated			384,490	10,508,112
Physicians Realty Trust			980,968	17,108,082
SBA Communications Corporation †			68,180	15,329,591
Sun Communities Incorporated			136,447	17,491,141
VICI Properties Incorporated			743,918	16,395,954

				108,031,254

Total Common Stocks (Cost $779,298,564)				1,089,078,330

Exchange-Traded Funds : 0.59%
SPDR S&P Biotech ETF «			73,963	6,487,295

Total Exchange-Traded Funds (Cost $3,317,553)				6,487,295

		Yield
Short-Term Investments : 1.98%

Investment Companies : 1.98%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51%	8,230,110	8,231,756
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	13,697,224	13,697,224

Total Short-Term Investments (Cost $21,927,922)				21,928,980

Total investments in securities (Cost $804,544,039)	100.74%			1,117,494,605

Other assets and liabilities, net	(0.74)			(8,165,760)

Total net assets	100.00%			$1,109,328,845

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	13,692,114	79,051,677	84,513,681	8,230,110	$8,231,756
Wells Fargo Government Money Market Fund Select Class	35,775,121	179,124,164	201,202,061	13,697,224	13,697,224

					$21,928,980	1.98%

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$11,362,951	$0	$0	$11,362,951
Consumer discretionary	85,109,789	0	0	85,109,789
Consumer staples	11,803,720	0	0	11,803,720
Energy	34,729,690	0	0	34,729,690
Financials	195,569,318	0	0	195,569,318
Health care	127,215,720	0	0	127,215,720
Industrials	223,163,630	0	0	223,163,630
Information technology	218,534,793	0	0	218,534,793
Materials	73,557,465	0	0	73,557,465
Real estate	108,031,254	0	0	108,031,254
Exchange-traded funds	6,487,295	0	0	6,487,295
Short-term investments
Investment companies	21,928,980	0	0	21,928,980

Total assets	$1,117,494,605	$0	$0	$1,117,494,605

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Small Cap Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 109.01%

Communication Services : 3.16%

Diversified Telecommunication Services : 0.40%
Vonage Holdings Corporation †	21,475	$243,312

Entertainment : 0.69%
Marcus Corporation	7,676	253,001
World Wrestling Entertainment Incorporated Class A	2,288	165,216

		418,217

Interactive Media & Services : 0.92%
QuinStreet Incorporated †	21,503	340,823
The Meet Group Incorporated †	44,460	154,721
Yelp Incorporated †	1,904	65,079

		560,623

Media : 1.09%
Gray Television Incorporated †	10,778	176,651
MSG Networks Incorporated Class A	6,278	130,206
Nexstar Media Group Incorporated Class A	3,503	353,803

		660,660

Wireless Telecommunication Services : 0.06%
Boingo Wireless Incorporated †	2,106	37,845

Consumer Discretionary : 11.39%

Auto Components : 0.78%
Dana Incorporated	11,969	238,662
Modine Manufacturing Company †	11,088	158,669
Tower International Incorporated	3,744	73,008

		470,339

Diversified Consumer Services : 1.29%
Career Education Corporation †	14,042	267,781
Grand Canyon Education Incorporated †	2,604	304,720
K12 Incorporated †	6,913	210,224

		782,725

Hotels, Restaurants & Leisure : 3.85%
Bloomin’ Brands Incorporated	10,015	189,384
Brinker International Incorporated «	9,488	373,353
Churchill Downs Incorporated	1,148	132,100
Dave & Buster’s Entertainment Incorporated	5,566	225,256
Lindblad Expeditions Holding †	6,264	112,439
Marriott Vacations Worldwide Corporation	2,242	216,129
Noodles & Company †	30,502	240,356
Penn National Gaming Incorporated †	13,534	260,665
Planet Fitness Incorporated Class A †	1,796	130,102
Playags Incorporated †	7,822	152,138
Ruth’s Chris Steak House Incorporated	10,540	239,363
Shake Shack Incorporated Class A †	931	67,218

		2,338,503

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Household Durables : 1.95%
Helen of Troy Limited †	3,496	$456,543
La-Z-Boy Incorporated	5,894	180,710
Taylor Morrison Home Corporation Class A †	11,219	235,150
Universal Electronics Incorporated †	7,514	308,224

		1,180,627

Internet & Direct Marketing Retail : 0.14%
Stamps.com Incorporated †	1,904	86,194

Specialty Retail : 1.54%
American Eagle Outfitters Incorporated	11,833	199,978
Caleres Incorporated	3,482	69,361
Children’s Place Retail Stores Incorporated	1,885	179,791
Designer Brands Incorporated	10,062	192,889
Tailored Brands Incorporated	5,863	33,830
Tilly’s Incorporated Class A	12,286	93,742
Zumiez Incorporated †	6,352	165,787

		935,378

Textiles, Apparel & Luxury Goods : 1.84%
G-III Apparel Group Limited †	7,353	216,325
Movado Group Incorporated	9,675	261,225
Skechers U.S.A. Incorporated Class A †	6,603	207,928
Steven Madden Limited	12,785	434,051

		1,119,529

Consumer Staples : 3.28%

Food & Staples Retailing : 0.92%
Performance Food Group Company †	13,931	557,658

Food Products : 0.77%
Fresh Del Monte Produce Incorporated	5,551	149,599
Simply Good Foods Company	13,141	316,435

		466,034

Personal Products : 1.01%
Medifast Incorporated	3,426	439,556
USANA Health Sciences Incorporated †	2,219	176,255

		615,811

Tobacco : 0.58%
Turning Point Brands Incorporated	7,230	354,125

Energy : 4.68%

Energy Equipment & Services : 2.17%
Archrock Incorporated	34,161	362,107
Cactus Incorporated Class A †	8,651	286,521
Helix Energy Solutions Group Incorporated †	43,547	375,811
ProPetro Holding Corporation †	14,166	293,236

		1,317,675

Oil, Gas & Consumable Fuels : 2.51%
Ardmore Shipping Corporation †	31,428	256,138
Bonanza Creek Energy Incorporated †	10,443	218,050
Delek US Holdings Incorporated	8,151	330,279

2

Wells Fargo Disciplined Small Cap Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas Incorporated †	41,740	$80,558
Par Pacific Holdings Incorporated †	6,074	124,638
Renewable Energy Group Incorporated †	5,683	90,132
SRC Energy Incorporated †	37,715	187,066
World Fuel Services Corporation	6,489	233,344

		1,520,205

Financials : 18.50%

Banks : 9.02%
Bank of N.T. Butterfield & Son Limited	7,395	251,134
Brookline Bancorp Incorporated	19,609	301,586
CenterState Banks Incorporated	10,980	252,869
Central Pacific Financial Company	4,491	134,550
CNB Financial Corporation	5,942	167,802
Enterprise Financial Service	7,574	315,078
First Bancorp of North Carolina	9,124	332,296
First Financial Corporation	6,997	281,000
First Interstate BancSystem Class A	7,261	287,608
First Merchants Corporation	6,059	229,636
Great Southern Bancorp Incorporated	5,977	357,723
Great Western Bancorp Incorporated	6,521	232,930
Hancock Holding Company	9,475	379,569
Heritage Commerce Corporation	9,365	114,721
IBERIABANK Corporation	810	61,439
Independent Bank Corporation	8,327	181,445
Mercantile Bank Corporation	6,965	226,920
NBT Bancorp Incorporated	4,841	181,586
Peoples Bancorp Incorporated	9,384	302,728
Preferred Bank (Los Angeles)	5,719	270,223
Simmons First National Corporation Class A	1,549	36,030
Sterling Bancorp	4,975	105,868
TriCo Bancshares	5,939	224,494
Umpqua Holdings Corporation	8,044	133,450
WesBanco Incorporated	2,872	110,716

		5,473,401

Capital Markets : 2.46%
BGC Partners Incorporated Class A	22,841	119,458
Blucora Incorporated †	11,986	364,015
BrightSphere Investment Group Incorporated	8,276	94,429
Evercore Partners Incorporated Class A	3,757	332,757
Houlihan Lokey Incorporated	6,586	293,275
Stifel Financial Corporation	4,930	291,166

		1,495,100

Consumer Finance : 0.80%
Enova International Incorporated †	12,785	294,694
Regional Management Corporation †	7,335	193,424

		488,118

Insurance : 2.98%
Argo Group International Holdings Limited	4,076	301,828
Health Insurance Innovations Incorporated Class A «	13,289	344,451
Kemper Corporation	4,841	417,730
National General Holdings Corporation	17,386	398,835

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Insurance (continued)
Selective Insurance Group Incorporated	4,604	$344,794

		1,807,638

Thrifts & Mortgage Finance : 3.24%
Essent Group Limited †	9,917	466,000
First Defiance Financial Corporation	5,408	154,507
MGIC Investment Corporation †	21,656	284,560
NMI Holdings Incorporated Class A †	7,140	202,705
Provident Financial Services Incorporated	6,192	150,156
Radian Group Incorporated	22,322	510,058
Walker & Dunlop Incorporated	3,711	197,462

		1,965,448

Health Care : 18.91%

Biotechnology : 6.94%
Arena Pharmaceuticals Incorporated †	4,250	249,178
Blueprint Medicines Corporation †	2,528	238,466
CareDx Incorporated †	7,017	252,542
Concert Pharmaceuticals Incorporated †	13,863	166,356
Eagle Pharmaceuticals Incorporated †	2,919	162,530
Emergent BioSolutions Incorporated †	4,126	199,327
Exelixis Incorporated †	9,343	199,660
Fibrogen Incorporated †	6,173	278,896
Genomic Health Incorporated †	3,466	201,617
Halozyme Therapeutics Incorporated †	10,694	183,723
Heron Therapeutics Incorporated †	9,174	170,545
Intercept Pharmaceuticals Incorporated †	1,683	133,916
Ligand Pharmaceuticals Incorporated †	1,319	150,564
Molecular Templates Incorporated	18,878	157,631
Pfenex Incorporated †	25,995	175,206
REGENXBIO Incorporated †	3,568	183,288
Repligen Corporation †	2,626	225,705
Rigel Pharmaceuticals Incorporated †	108,215	282,441
Sangamo Therapeutics Incorporated †	10,080	108,562
Ultragenyx Pharmaceutical Incorporated †	2,676	169,926
Vanda Pharmaceuticals Incorporated †	5,517	77,735
Vericel Corporation	12,939	244,418

		4,212,232

Health Care Equipment & Supplies : 4.46%
CONMED Corporation	3,114	266,465
Globus Medical Incorporated Class A	5,798	245,255
Haemonetics Corporation †	2,110	253,917
Inogen Incorporated †	831	55,478
Merit Medical Systems Incorporated †	6,352	378,325
Novocure Limited	5,185	327,848
Orthofix Medical Incorporated †	2,661	140,714
Seaspine Holdings Corporation †	20,414	270,486
STAAR Surgical Company †	7,662	225,110
Tactile Systems Technology Class I †	5,487	312,320
Wright Medical Group NV †	7,826	233,371

		2,709,289

Health Care Providers & Services : 2.88%
Amedisys Incorporated †	2,126	258,118
BioTelemetry Incorporated †	4,394	211,571
Centene Corporation †	4,849	254,282
Encompass Health Corporation	3,426	217,071
Ensign Group Incorporated	7,387	420,468

4

Wells Fargo Disciplined Small Cap Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Shares	Value
Health Care Providers & Services (continued)
R1 RCM Incorporated †	30,505	$383,753

		1,745,263

Health Care Technology : 0.48%
HMS Holdings Corporation †	2,257	73,104
Omnicell Incorporated †	2,553	219,635

		292,739

Life Sciences Tools & Services : 0.92%
Medpace Holdings Incorporated †	5,358	350,520
PRA Health Sciences Incorporated †	2,067	204,943

		555,463

Pharmaceuticals : 3.23%
ANI Pharmaceuticals Incorporated †	4,135	339,897
Catalent Incorporated †	7,088	384,240
Horizon Therapeutics plc †	17,720	426,343
Mallinckrodt plc †	2,190	20,104
Pacira Pharmaceuticals Incorporated †	5,186	225,539
Supernus Pharmaceuticals Incorporated †	9,507	314,587
The Medicines Company	6,924	252,518

		1,963,228

Industrials : 17.40%

Aerospace & Defense : 0.79%
Ducommun Incorporated †	3,053	137,599
Moog Incorporated Class A	3,672	343,736

		481,335

Airlines : 0.74%
SkyWest Incorporated	7,391	448,412

Building Products : 0.86%
Builders FirstSource Incorporated †	12,063	203,382
Cornerstone Building Brands Incorporated †	6,412	37,382
CSW Industrials Incorporated	4,117	280,574

		521,338

Commercial Services & Supplies : 3.36%
Ennis Incorporated	9,459	194,099
Knoll Incorporated	11,201	257,399
McGrath RentCorp	5,970	371,036
Tetra Tech Incorporated	7,737	607,741
UniFirst Corporation	736	138,788
Viad Corporation	7,094	469,907

		2,038,970

Construction & Engineering : 3.77%
Ameresco Incorporated Class A †	8,695	128,077
Comfort Systems Incorporated	3,726	189,989
EMCOR Group Incorporated	6,485	571,329
Great Lakes Dredge & Dock Company †	27,489	303,479
MasTec Incorporated †	8,991	463,306

5

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Construction & Engineering (continued)
MYR Group Incorporated †	10,524	$393,071
Primoris Services Corporation	7,689	160,931
Sterling Construction Company Incorporated †	5,820	78,104

		2,288,286

Electrical Equipment : 1.46%
Atkore International Incorporated †	15,832	409,574
Encore Wire Corporation	6,190	362,610
EnerSys	1,699	116,382

		888,566

Machinery : 2.99%
EnPro Industries Incorporated	3,613	230,654
Federal Signal Corporation	10,923	292,190
Global Brass & Copper Holdings Incorporated	8,223	359,592
Kennametal Incorporated	9,912	366,645
Meritor Incorporated †	12,558	304,532
Park Ohio Holdings Corporation	8,102	264,044

		1,817,657

Professional Services : 1.63%
CBIZ Incorporated †	6,409	125,552
CRA International Incorporated	1,830	70,144
Insperity Incorporated	3,408	416,253
TriNet Group Incorporated †	5,551	376,358

		988,307

Road & Rail : 0.17%
Universal Truckload Services	4,525	101,677

Trading Companies & Distributors : 1.63%
Applied Industrial Technologies Incorporated	3,213	197,696
DXP Enterprises Incorporated †	9,038	342,450
H&E Equipment Services Incorporated	9,898	287,933
Rush Enterprises Incorporated	4,354	159,008

		987,087

Information Technology : 15.97%

Communications Equipment : 0.66%
Ciena Corporation †	9,744	400,771

Electronic Equipment, Instruments & Components : 4.76%
Fabrinet †	6,198	307,855
Insight Enterprises Incorporated	4,637	269,873
Kemet Corporation	7,963	149,784
Napco Security Technologies Incorporated †	7,067	209,749
OSI Systems Incorporated †	3,260	367,174
Sanmina Corporation †	11,179	338,500
ScanSource Incorporated †	8,543	278,160
SYNNEX Corporation	4,349	427,942
TTM Technologies Incorporated †	15,008	153,082
Vishay Precision Group †	9,561	388,463

		2,890,582

IT Services : 5.65%
CACI International Incorporated Class A †	1,921	393,017

6

Wells Fargo Disciplined Small Cap Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Shares	Value
IT Services (continued)
Cardtronics Incorporated Class A †	7,522	$205,501
CSG Systems International Incorporated	4,903	239,413
EPAM Systems Incorporated †	2,078	359,702
Evertec Incorporated	8,895	290,867
KBR Incorporated	14,549	362,852
ManTech International Corporation Class A	5,034	331,489
MAXIMUS Incorporated	5,520	400,421
Perficient Incorporated †	11,745	403,088
Science Applications International Corporation	1,986	171,908
Unisys Corporation †	28,106	273,190

		3,431,448

Semiconductors & Semiconductor Equipment : 2.06%
Diodes Incorporated	5,253	191,052
Entegris Incorporated	6,068	226,458
Ichor Holdings Limited †	10,628	251,246
MKS Instruments Incorporated	1,261	98,219
Ultra Clean Holdings Incorporated †	12,104	168,488
Xperi Corporation	15,104	310,991

		1,246,454

Software : 2.84%
ACI Worldwide Incorporated †	3,732	128,157
J2 Global Incorporated	6,245	555,118
Qualys Incorporated †	1,066	92,827
SPS Commerce Incorporated †	3,723	380,528
Upland Software Incorporated †	3,926	178,751
Verint Systems Incorporated †	7,216	388,076

		1,723,457

Materials : 3.51%

Chemicals : 1.54%
Innospec Incorporated	4,745	432,934
Kraton Performance Polymers Incorporated †	3,308	102,780
PolyOne Corporation	6,715	210,784
Trinseo SA	4,400	186,296

		932,794

Containers & Packaging : 0.71%
Berry Global Group Incorporated †	3,495	183,802
Greif Incorporated Class A	7,611	247,738

		431,540

Metals & Mining : 0.80%
Materion Corporation	4,973	337,219
Suncoke Energy Incorporated	16,994	150,907

		488,126

Paper & Forest Products : 0.46%
Louisiana-Pacific Corporation	4,657	122,107
Schweitzer-Mauduit International Incorporated	4,705	156,112

		278,219

7

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Disciplined Small Cap Fund

			Shares	Value
Real Estate : 8.49%

Equity REITs : 7.40%
Americold Realty Trust			4,161	$134,900
Ashford Hospitality Trust Incorporated			54,058	160,552
CareTrust REIT Incorporated			7,524	178,921
Catchmark Timber Trust Incorporated Class A			39,163	409,253
CoreCivic Incorporated			7,194	149,347
CyrusOne Incorporated			6,117	353,073
Digital Realty Trust Incorporated			1,643	193,529
First Industrial Realty Trust Incorporated			8,242	302,811
Global Medical REIT Incorporated			23,177	243,359
NexPoint Residential			8,047	333,146
Piedmont Office Realty Trust Incorporated Class A			17,930	357,345
Preferred Apartment Communities Incorporated Class A			24,470	365,827
Ryman Hospitality Properties Incorporated			6,564	532,275
STAG Industrial Incorporated			13,412	405,579
UMH Properties Incorporated			12,015	149,106
Xenia Hotels & Resorts Incorporated			10,613	221,281

				4,490,304

Real Estate Management & Development : 1.09%
Kennedy Wilson Holdings Incorporated			12,516	257,454
Newmark Group Incorporated Class A			45,211	405,995

				663,449

Utilities : 3.72%

Electric Utilities : 2.52%
IDACORP Incorporated			2,471	248,163
Otter Tail Corporation			7,146	377,380
PNM Resources Incorporated			3,746	190,703
Portland General Electric Company			8,886	481,355
Spark Energy Incorporated Class A			20,577	230,257

				1,527,858

Gas Utilities : 0.58%
Southwest Gas Holdings Incorporated			3,933	352,475

Independent Power & Renewable Electricity Producers : 0.39%
Clearway Energy Incorporated			14,594	236,131

Water Utilities : 0.23%
Consolidated Water Company			9,867	140,703

Total Common Stocks (Cost $65,881,828)				66,169,325

	Yield
Short-Term Investments : 2.81%

Investment Companies : 2.59%
Securities Lending Cash Investments LLC (l)(r)(u)	2.51%		703,854	703,994
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33		870,320	870,320

				1,574,314

		Maturity date	Principal
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill (z)#	1.94	7-5-2019	$130,000	129,972

8

Wells Fargo Disciplined Small Cap Fund	Portfolio of Investments — June 30, 2019 (unaudited)

		Value
Total Short-Term Investments (Cost $1,704,219)		$1,704,286

Total investments in securities (Cost $67,586,047)	111.82%	67,873,611

Other assets and liabilities, net	(11.82)	(7,175,913)

Total net assets	100.00%	$60,697,698

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

9

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 E-Mini Index	15	9-20-2019	$1,164,380	$1,175,325	$10,945	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	533,068	3,308,808	3,138,022	703,854	$703,994
Wells Fargo Government Money Market Fund Select Class	849,992	5,036,696	5,016,368	870,320	870,320

					$1,574,314	2.59%

Wells Fargo Disciplined Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$1,920,657	$0	$0	$1,920,657
Consumer discretionary	6,913,295	0	0	6,913,295
Consumer staples	1,993,628	0	0	1,993,628
Energy	2,837,880	0	0	2,837,880
Financials	11,229,705	0	0	11,229,705
Health care	11,478,214	0	0	11,478,214
Industrials	10,561,635	0	0	10,561,635
Information technology	9,692,712	0	0	9,692,712
Materials	2,130,679	0	0	2,130,679
Real estate	5,153,753	0	0	5,153,753
Utilities	2,257,167	0	0	2,257,167
Short-term investments
Investment companies	1,574,314	0	0	1,574,314
U.S. Treasury securities	129,972	0	0	129,972
Futures contracts	0	10,945	0	10,945

Total assets	$67,873,611	$10,945	$0	$67,884,556

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.87%

Communication Services : 4.03%

Entertainment : 2.70%
Take-Two Interactive Software Incorporated †	301,600	$34,240,648
World Wrestling Entertainment Incorporated Class A	489,800	35,368,458

		69,609,106

Interactive Media & Services : 1.33%
Match Group Incorporated	511,900	34,435,513

Consumer Discretionary : 15.47%

Diversified Consumer Services : 2.82%
Adtalem Global Education Incorporated †	490,800	22,110,540
Bright Horizons Family Solutions Incorporated †	336,240	50,728,529

		72,839,069

Hotels, Restaurants & Leisure : 6.02%
Chipotle Mexican Grill Incorporated †	53,200	38,989,216
Domino’s Pizza Incorporated	145,200	40,406,256
Eldorado Resorts Incorporated «†	635,200	29,263,664
Vail Resorts Incorporated	209,514	46,759,335

		155,418,471

Household Durables : 1.24%
Skyline Champion Corporation †	1,165,800	31,919,604

Internet & Direct Marketing Retail : 2.67%
MercadoLibre Incorporated †	72,910	44,604,151
Wayfair Incorporated Class A †	167,525	24,458,650

		69,062,801

Specialty Retail : 1.58%
Burlington Stores Incorporated †	240,165	40,864,075

Textiles, Apparel & Luxury Goods : 1.14%
Under Armour Incorporated Class C †	1,326,900	29,457,180

Consumer Staples : 1.13%

Food Products : 1.13%
Lamb Weston Holdings Incorporated	458,900	29,075,904

Financials : 0.88%

Consumer Finance : 0.88%
SLM Corporation	2,329,100	22,638,852

Health Care : 22.52%

Biotechnology : 6.05%
CRISPR Therapeutics AG «†	315,771	14,872,814
Exact Sciences Corporation †	441,800	52,150,072
Immunomedics Incorporated «†	651,500	9,036,305
Invitae Corporation †	714,298	16,786,003
Mirati Therapeutics Incorporated †	137,800	14,193,400
Precision BioSciences Incorporated «†	520,366	6,894,850
Sarepta Therapeutics Incorporated †	175,035	26,596,568
Zai Lab Limited ADR †	453,119	15,800,260

		156,330,272

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Discovery Fund

	Shares	Value
Health Care Equipment & Supplies : 9.05%
ABIOMED Incorporated †	91,900	$23,939,031
DexCom Incorporated †	323,000	48,398,320
Haemonetics Corporation †	411,400	49,507,876
ICU Medical Incorporated †	157,861	39,766,765
Insulet Corporation †	342,095	40,839,301
iRhythm Technologies Incorporated †	396,600	31,363,128

		233,814,421

Health Care Providers & Services : 1.33%
HealthEquity Incorporated †	527,400	34,491,960

Health Care Technology : 1.67%
Veeva Systems Incorporated Class A †	265,600	43,056,416

Life Sciences Tools & Services : 1.27%
Bio-Rad Laboratories Incorporated Class A †	104,800	32,759,432

Pharmaceuticals : 3.15%
Catalent Incorporated †	642,500	34,829,925
Elanco Animal Health Incorporated †	927,818	31,360,248
GW Pharmaceuticals plc ADR «†	88,000	15,170,320

		81,360,493

Industrials : 18.44%

Aerospace & Defense : 2.65%
Mercury Computer Systems Incorporated †	400,419	28,169,477
Teledyne Technologies Incorporated †	146,900	40,231,503

		68,400,980

Commercial Services & Supplies : 8.27%
Casella Waste Systems Incorporated Class A †	863,074	34,203,623
Cintas Corporation	157,200	37,301,988
MSA Safety Incorporated	281,200	29,635,668
Tetra Tech Incorporated	184,100	14,461,055
The Brink’s Company	379,200	30,783,456
Waste Connections Incorporated	704,529	67,338,882

		213,724,672

Construction & Engineering : 1.16%
WillScot Corporation	1,985,750	29,865,680

Machinery : 3.29%
The Middleby Corporation †	321,100	43,573,270
Woodward Governor Company	365,800	41,393,928

		84,967,198

Road & Rail : 1.14%
Saia Incorporated †	457,800	29,605,926

Trading Companies & Distributors : 1.93%
SiteOne Landscape Supply Incorporated «†	327,843	22,719,520
Univar Incorporated †	1,229,441	27,096,880

		49,816,400

Information Technology : 31.88%

Communications Equipment : 1.71%
Motorola Solutions Incorporated	264,400	44,083,412

2

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2019 (unaudited)

			Shares	Value
Electronic Equipment, Instruments & Components : 4.86%
Littelfuse Incorporated			127,024	$22,471,816
Novanta Incorporated †			283,440	26,728,392
Rogers Corporation †			216,699	37,397,913
Zebra Technologies Corporation Class A †			185,800	38,923,242

				125,521,363

IT Services : 15.93%
Black Knight Incorporated †			866,719	52,133,148
Booz Allen Hamilton Holding Corporation			771,300	51,067,773
EPAM Systems Incorporated †			255,379	44,206,105
Euronet Worldwide Incorporated †			265,372	44,646,185
InterXion Holding NV †			532,200	40,495,098
PagSeguro Digital Limited Class A «†			969,000	37,761,930
Shopify Incorporated Class A †			96,000	28,814,400
Twilio Incorporated Class A †			235,700	32,137,695
WEX Incorporated †			261,000	54,314,100
WNS Holdings Limited ADR †			438,500	25,959,200

				411,535,634

Semiconductors & Semiconductor Equipment : 0.92%
Lattice Semiconductor Corporation †			1,636,100	23,870,699

Software : 7.59%
DocuSign Incorporated †			537,300	26,709,183
Elastic NV †			477,600	35,657,612
Envestnet Incorporated †			403,025	27,554,819
Globant SA †			311,500	31,477,075
Pluralsight Incorporated Class A †			964,611	29,247,006
Zendesk Incorporated †			508,900	45,307,367

				195,953,062

Technology Hardware, Storage & Peripherals : 0.87%
NCR Corporation †			725,600	22,566,160

Materials : 2.52%

Chemicals : 1.40%
Ingevity Corporation †			342,900	36,062,793

Containers & Packaging : 1.12%
AptarGroup Incorporated			232,900	28,958,786

Total Common Stocks (Cost $1,781,012,768)				2,502,066,334

		Yield
Short-Term Investments : 5.21%

Investment Companies : 5.21%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51%	72,101,082	72,115,502
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	62,386,624	62,386,624

Total Short-Term Investments (Cost $134,494,619)				134,502,126

Total investments in securities (Cost $1,915,507,387)	102.08%			2,636,568,460

Other assets and liabilities, net	(2.08)			(53,620,805)

Total net assets	100.00%			$2,582,947,655

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	224,067,768	906,383,857	1,058,350,543	72,101,082	$72,115,502
Wells Fargo Government Money Market Fund Select Class	32,383,204	692,893,774	662,890,354	62,386,624	62,386,624

					$134,502,126	5.21%

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$104,044,619	$0	$0	$104,044,619
Consumer discretionary	399,561,200	0	0	399,561,200
Consumer staples	29,075,904	0	0	29,075,904
Financials	22,638,852	0	0	22,638,852
Health care	581,812,994	0	0	581,812,994
Industrials	476,380,856	0	0	476,380,856
Information technology	823,530,330	0	0	823,530,330
Materials	65,021,579	0	0	65,021,579
Short-term investments
Investment companies	134,502,126	0	0	134,502,126

Total assets	$2,636,568,460	$0	$0	$2,636,568,460

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified Capital Builder Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 83.25%

Communication Services : 0.97%

Media : 0.97%
Comcast Corporation Class A	250,000	$10,570,000

Consumer Discretionary : 0.48%

Specialty Retail : 0.48%
The Home Depot Incorporated	25,000	5,199,250

Consumer Staples : 0.58%

Food Products : 0.58%
Lamb Weston Holdings Incorporated	100,001	6,336,063

Energy : 0.69%

Oil, Gas & Consumable Fuels : 0.69%
Kinder Morgan Incorporated	10,000	208,800
ONEOK Incorporated	100,000	6,881,000
Plains All American Pipeline LP	15,000	365,250

		7,455,050

Financials : 2.65%

Banks : 0.12%
PNC Financial Services Group Incorporated	10,000	1,372,800

Insurance : 2.53%
Chubb Limited	90,000	13,256,100
The Allstate Corporation	140,000	14,236,600

		27,492,700

Health Care : 10.66%

Health Care Equipment & Supplies : 5.55%
Abbott Laboratories	140,000	11,774,000
Becton Dickinson & Company	45,000	11,340,450
Danaher Corporation	260,000	37,159,200
Electrocore LLC «†	30,000	60,000

		60,333,650

Health Care Providers & Services : 0.12%
HCA Holdings Incorporated	10,000	1,351,700

Life Sciences Tools & Services : 3.76%
Agilent Technologies Incorporated	160,000	11,947,200
Bio-Rad Laboratories Incorporated Class A †	15,000	4,688,850
Illumina Incorporated †	2,000	736,300
Thermo Fisher Scientific Incorporated	80,000	23,494,400

		40,866,750

Pharmaceuticals : 1.23%
Bristol-Myers Squibb Company	110,000	4,988,500
Merck KGaA ADR	400,000	8,356,000

		13,344,500

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Capital Builder Fund

	Shares	Value
Industrials : 11.30%

Aerospace & Defense : 4.42%
Curtiss-Wright Corporation	165,000	$20,976,450
Huntington Ingalls Industries Incorporated	65,000	14,608,100
Lockheed Martin Corporation	20,000	7,270,800
Raytheon Company	30,000	5,216,400

		48,071,750

Building Products : 0.36%
Apogee Enterprises Incorporated	90,000	3,909,600

Electrical Equipment : 1.38%
AMETEK Incorporated	165,000	14,988,600

Industrial Conglomerates : 0.58%
Honeywell International Incorporated	15,000	2,618,850
Roper Industries Incorporated	10,000	3,662,600

		6,281,450

Machinery : 4.56%
Crane Company	25,000	2,086,000
IDEX Corporation	120,000	20,656,800
John Bean Technologies Corporation	180,000	21,803,400
Oshkosh Corporation	60,000	5,009,400

		49,555,600

Information Technology : 33.87%

Communications Equipment : 2.19%
Cisco Systems Incorporated	230,000	12,587,900
Palo Alto Networks Incorporated †	55,000	11,206,800

		23,794,700

Electronic Equipment, Instruments & Components : 6.73%
Amphenol Corporation Class A	370,000	35,497,800
Corning Incorporated	570,000	18,941,100
FLIR Systems Incorporated	345,000	18,664,500

		73,103,400

IT Services : 5.45%
Akamai Technologies Incorporated †	410,000	32,857,400
Leidos Holdings Incorporated	330,000	26,350,500

		59,207,900

Semiconductors & Semiconductor Equipment : 10.48%
Advanced Micro Devices Incorporated †	610,000	18,525,700
Broadcom Incorporated	130,000	37,421,800
Cypress Semiconductor Corporation	900,000	20,016,000
Microchip Technology Incorporated «	235,000	20,374,500
Micron Technology Incorporated †	35,000	1,350,650
Texas Instruments Incorporated	70,000	8,033,200
Xilinx Incorporated	70,000	8,254,400

		113,976,250

Software : 8.34%
Adobe Systems Incorporated †	100,000	29,465,000

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Shares	Value
Software (continued)
Ansys Incorporated †	80,000	$16,385,600
Nutanix Incorporated Class A †	50,000	1,297,000
Salesforce.com Incorporated †	80,000	12,138,400
ServiceNow Incorporated †	37,000	10,159,090
Synopsys Incorporated †	165,000	21,233,850

		90,678,940

Technology Hardware, Storage & Peripherals : 0.68%
Pure Storage Incorporated Class A †	175,000	2,672,250
Western Digital Corporation	100,000	4,755,000

		7,427,250

Materials : 7.93%

Chemicals : 5.57%
Celanese Corporation Series A	75,000	8,085,000
Eastman Chemical Company	80,000	6,226,400
Huntsman Corporation	410,000	8,380,400
LyondellBasell Industries NV Class A	280,000	24,116,400
Olin Corporation	60,000	1,314,600
The Sherwin-Williams Company	17,000	7,790,930
Tronox Holdings plc Class A Common Stock	150,000	1,917,000
Westlake Chemical Corporation	40,000	2,778,400

		60,609,130

Containers & Packaging : 2.36%
AptarGroup Incorporated	81,500	10,133,710
Avery Dennison Corporation	25,000	2,892,000
Berry Global Group Incorporated †	240,000	12,621,600

		25,647,310

Real Estate : 0.84%

Equity REITs : 0.84%
Crown Castle International Corporation	15,000	1,955,250
Iron Mountain Incorporated	50,000	1,565,000
Saul Centers Incorporated	100,000	5,613,000

		9,133,250

Utilities : 13.28%

Electric Utilities : 4.58%
American Electric Power Company Incorporated	390,000	34,323,900
Pinnacle West Capital Corporation	165,000	15,524,850

		49,848,750

Gas Utilities : 2.82%
Atmos Energy Corporation	290,000	30,612,400

Multi-Utilities : 5.88%
CMS Energy Corporation	530,000	30,692,300
DTE Energy Company	260,000	33,248,800

		63,941,100

Total Common Stocks (Cost $737,381,921)		905,109,843

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Capital Builder Fund

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 14.31%

Communication Services : 0.25%

Media : 0.25%
McGraw-Hill Global Education Holdings LLC «144A	7.88%	5-15-2024	$3,000,000	$2,745,000

Consumer Discretionary : 0.19%

Hotels, Restaurants & Leisure : 0.19%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	2,010,000

Consumer Staples : 0.29%

Food Products : 0.29%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,036,250
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	2,000,000	2,080,000

				3,116,250

Health Care : 3.50%

Health Care Equipment & Supplies : 0.69%
Teleflex Incorporated	4.88	6-1-2026	7,175,000	7,444,063

Health Care Providers & Services : 2.72%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	13,512,000	13,784,537
Davita Incorporated	5.00	5-1-2025	7,000,000	6,910,750
Davita Incorporated	5.13	7-15-2024	1,000,000	1,000,300
HCA Incorporated	5.38	2-1-2025	1,000,000	1,079,375
West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	7,400,000	6,845,000

				29,619,962

Pharmaceuticals : 0.09%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	1,000,000	1,015,000

Industrials : 4.05%

Aerospace & Defense : 0.79%
TransDigm Group Incorporated	6.38	6-15-2026	7,000,000	7,087,500
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,516,875

				8,604,375

Commercial Services & Supplies : 0.14%
ACCO Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,518,750

Electrical Equipment : 1.26%
Resideo Funding Incorporated 144A	6.13	11-1-2026	13,112,000	13,636,480

Machinery : 1.11%
HD Supply Incorporated 144A	5.38	10-15-2026	1,000,000	1,055,000
SPX FLOW Incorporated 144A	5.88	8-15-2026	10,500,000	11,025,000

				12,080,000

Trading Companies & Distributors : 0.75%
WESCO Distribution Incorporated	5.38	6-15-2024	8,000,000	8,200,000

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of Investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information Technology : 3.42%

Communications Equipment : 0.52%
CommScope Incorporated 144A	5.50%	6-15-2024	$6,000,000	$5,677,500

Electronic Equipment, Instruments & Components : 1.21%
TTM Technologies Incorporated 144A	5.63	10-1-2025	13,505,000	13,204,649

IT Services : 0.93%
Gartner Incorporated 144A	5.13	4-1-2025	9,779,000	10,086,158

Software : 0.76%
Nuance Communications Company	6.00	7-1-2024	3,000,000	3,105,000
Symantec Corporation 144A	5.00	4-15-2025	5,000,000	5,124,342

				8,229,342

Materials : 1.99%

Chemicals : 1.81%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	7,678,125
Olin Corporation	5.50	8-15-2022	1,000,000	1,047,500
Platform Specialty Products Corporation 144A	5.88	12-1-2025	3,000,000	3,123,750
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	5,843,925
Valvoline Incorporated	4.38	8-15-2025	2,000,000	1,995,000

				19,688,300

Containers & Packaging : 0.18%
Berry Global Incorporated 144A	4.50	2-15-2026	2,000,000	1,972,500

Real Estate : 0.42%

Equity REITs : 0.42%
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,000,000	2,007,500
Iron Mountain Incorporated	5.75	8-15-2024	2,500,000	2,525,350

				4,532,850

Utilities : 0.20%

Independent Power & Renewable Electricity Producers : 0.20%
NRG Energy Incorporated	5.75	1-15-2028	2,000,000	2,145,000

Total Corporate Bonds and Notes (Cost $154,288,560)				155,526,179

Yankee Corporate Bonds and Notes : 2.12%

Financials : 0.45%

Diversified Financial Services : 0.45%
Tronox Finance plc 144A	5.75	10-1-2025	5,000,000	4,850,000

Health Care : 0.18%

Pharmaceuticals : 0.18%
Mallinckrodt plc «144A	5.50	4-15-2025	3,000,000	2,010,000

Information Technology : 1.49%

Technology Hardware, Storage & Peripherals : 1.49%
Seagate HDD	4.75	6-1-2023	9,500,000	9,799,613

5

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Capital Builder Fund

		Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD		4.88%	6-1-2027	$6,396,000	$6,415,600

					16,215,213

Total Yankee Corporate Bonds and Notes (Cost $22,781,276)					23,075,213

		Yield		Shares
Short-Term Investments : 1.74%

Investment Companies : 1.74%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51		14,700,791	14,703,731
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		4,219,170	4,219,170

Total Short-Term Investments (Cost $18,921,431)					18,922,901

Total investments in securities (Cost $933,373,188)	101.42%				1,102,634,136

Other assets and liabilities, net	(1.42)				(15,412,832)

Total net assets	100.00%				$1,087,221,304

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR American depositary receipt

REIT Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	14,415,390	99,141,678	98,856,277	14,700,791	14,703,731
Wells Fargo Government Money Market Fund Select Class	22,600,022	345,349,422	363,730,274	4,219,170	4,219,170

					$18,922,901	1.74%

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$10,570,000	$0	$0	$10,570,000
Consumer discretionary	5,199,250	0	0	5,199,250
Consumer staples	6,336,063	0	0	6,336,063
Energy	7,455,050	0	0	7,455,050
Financials	28,865,500	0	0	28,865,500
Health care	115,896,600	0	0	115,896,600
Industrials	122,807,000	0	0	122,807,000
Information technology	368,188,440	0	0	368,188,440
Materials	86,256,440	0	0	86,256,440
Real estate	9,133,250	0	0	9,133,250
Utilities	144,402,250	0	0	144,402,250
Corporate bonds and notes	0	155,526,179	0	155,526,179
Yankee corporate bonds and notes	0	23,075,213	0	23,075,213
Short-term investments
Investment companies	18,922,901	0	0	18,922,901

Total assets	$924,032,744	$178,601,392	$0	$1,102,634,136

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019 the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 1.06%
Avis Budget Rental Car Funding Series 2019-2A Class C 144A	4.24%	9-22-2025	$2,000,000	$2,065,540
Chesapeake Funding II LLC Series 2018-1A Class D 144A	3.92	4-15-2030	1,980,000	2,026,599
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,380,000	1,418,625
Santander Retail Auto Lease Trust Series 2019-A Class D 144A	3.66	5-20-2024	2,000,000	2,026,566

Total Asset-Backed Securities (Cost $7,398,651)				7,537,330

			Shares
Common Stocks : 27.35%

Communication Services : 0.75%

Diversified Telecommunication Services : 0.35%
AT&T Incorporated			34,245	1,147,550
China Telecom Corporation Limited H Shares			276,000	138,853
PT Telekomunikasi Indonesia Persero Tbk			1,149,500	336,856
Verizon Communications Incorporated			15,775	901,226

				2,524,485

Wireless Telecommunication Services : 0.40%
China Mobile Limited			158,715	1,445,597
KDDI Corporation			32,066	815,963
Mobile TeleSystems PJSC ADR			18,308	170,447
MTN Group Limited			31,862	241,482
SK Telecom Company Limited			644	144,456

				2,817,945

Consumer Discretionary : 1.66%

Auto Components : 0.12%
Compagnie Generale des Etablissements Michelin SCA			5,790	734,424
Xinyi Glass Holdings Limited			110,000	115,468

				849,892

Automobiles : 0.51%
Ford Motor Company			77,514	792,968
Geely Automobile Holdings Limited			77,000	131,690
General Motors Company			27,350	1,053,796
Guangzhou Automobile Group Company Limited H Shares			222,000	237,014
Hyundai Motor Company			1,405	170,355
Peugeot SA			50,738	1,250,233

				3,636,056

Hotels, Restaurants & Leisure : 0.34%
Extended Stay America Incorporated			84,077	1,420,061
Las Vegas Sands Corporation			12,754	753,634
Sands China Limited			48,400	231,414

				2,405,109

Household Durables : 0.26%
Coway Company Limited			1,826	122,403
Midea Group Company Limited Class A			42,999	324,670
Persimmon plc			42,426	1,075,961
Qingdao Haier Company Limited Class A			123,399	310,640

				1,833,674

Media : 0.13%
Comcast Corporation Class A			21,325	901,621

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Specialty Retail : 0.09%
Chow Tai Fook Jewellery Company Limited	214,800	$233,726
Mr Price Group Limited	17,307	243,920
Petrobras Distribuidora SA	25,600	166,669

		644,315

Textiles, Apparel & Luxury Goods : 0.21%
Kering SA	2,331	1,378,567
Makalot Industrial Company Limited	21,000	141,986

		1,520,553

Consumer Staples : 0.87%

Food & Staples Retailing : 0.39%
Koninklijke Ahold Delhaize NV	57,500	1,293,150
Wal-Mart de Mexico SAB de CV	101,000	275,683
Wal-Mart Stores Incorporated	10,911	1,205,556

		2,774,389

Food Products : 0.45%
Inner Mongolia Yili Industrial Group Company Limited Class A	68,799	334,664
Lamb Weston Holdings Incorporated	20,000	1,267,200
Nestle SA	11,902	1,232,141
Uni-President China Holdings Limited	82,000	91,325
Uni-President Enterprises Corporation	58,000	154,433
WH Group Limited 144A	154,000	156,135

		3,235,898

Personal Products : 0.03%
Hengan International Group Company Limited	25,500	187,536

Energy : 4.63%

Energy Equipment & Services : 0.01%
USA Compression Partners LP	4,468	79,396

Oil, Gas & Consumable Fuels : 4.62%
Alliance Resource Partners LP	13,564	230,317
American Midstream Partners	5,326	27,535
Andeavor Logistics LP	11,533	418,994
Antero Midstream Corporation	29,749	340,924
Black Stone Minerals LP	11,556	179,118
BP Midstream Partners LP	6,216	96,224
Buckeye Partners LP	20,076	824,120
Calumet Specialty Products LP †	8,184	34,291
Capital Product Partners LP	1,849	19,415
Cheniere Energy Partners LP	5,456	230,134
China Petroleum & Chemical Corporation H Shares	234,000	159,061
CNOOC Limited	522,297	893,261
CNX Midstream Partners LP	3,490	49,035
ConocoPhillips	16,500	1,006,500
Consol Coal Resources LP	689	11,486
Crestwood Equity Partners LP	6,372	227,926
CrossAmerica Partners LP	3,862	61,985
DCP Midstream LP	11,777	345,066
Delek Logistics Partners LP	1,114	35,648
Dorchester Minerals LP	3,799	69,560
Enable Midstream Partners LP	5,675	77,804
Energy Transfer Equity LP	307,529	4,330,008
Enlink Midstream LLC	33,678	339,811
Enterprise Products Partners	194,117	5,604,158
Enviva Partners LP	2,574	80,875
EQT Midstream Partners LP	10,981	490,631
Foresight Energy LP	3,802	2,677
Gaslog Partners LP	4,150	88,105

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gazprom PAO ADR	16,065	$117,692
Genesis Energy LP	14,065	308,024
Global Partners LP	3,635	72,373
Golar LNG Partners LP	6,287	71,043
Green Plains Partners LP	1,508	21,112
Hess Midstream Partners LP	2,175	42,413
Hoegh LNG Partners LP	2,247	38,873
Holly Energy Partners LP	5,912	162,580
Kimbell Royalty Partners LP	2,801	45,236
Kinder Morgan Incorporated	20,000	417,600
KNOT Offshore Partners LP	3,155	60,229
Lukoil PJSC ADR	3,723	314,296
Magellan Midstream Partners LP	29,791	1,906,624
Martin Midstream Partners LP	4,364	31,159
MPLX LP	37,300	1,200,687
Natural Resource Partners LP	1,039	36,843
NGL Energy Partners LP	16,430	242,671
Noble Midstream Partners LP	2,834	94,259
NuStar Energy LP	11,807	320,442
Oasis Midstream Partners LP	1,411	30,337
ONEOK Incorporated	24,000	1,651,440
PBF Logistics LP	3,958	83,672
PetroChina Company Limited H Shares	380,000	209,660
Phillips 66 Partners LP	6,995	345,203
Plains All American Pipeline LP	76,881	1,872,052
Plains GP Holdings LP Class A	20,802	519,426
Reliance Industries Limited GDR 144A	10,665	385,540
Repsol YPF SA	68,083	1,067,196
S-Oil Corporation	1,788	129,611
Shell Midstream Partners LP	16,055	332,660
SK Innovation Company Limited	1,773	244,149
Sprague Resources LP	1,334	23,652
Summit Midstream Partners LP	5,393	40,124
Sunoco LP	7,336	229,470
Tallgrass Energy GP LP	18,699	394,736
Tatneft ADR	2,241	165,386
TC Pipelines LP	6,882	258,901
Teekay LNG Partners LP	6,971	98,291
Teekay Offshore Partners LP	14,453	18,211
USD Partners LP	1,368	15,445
Valero Energy Corporation	12,571	1,076,203
Viper Energy Partners LP	8,162	251,553
Western Midstream Partners LP	26,586	818,051
Whitehaven Coal Limited	266,673	685,217

		32,725,011

Financials : 4.44%

Banks : 1.45%
Absa Group Limited	20,210	252,535
Agricultural Bank of China Limited H Shares	579,000	242,371
Banco de Brasil SA	16,700	234,586
Banco Santander Brasil SA	19,100	226,119
Bancolombia SA ADR	3,290	167,922
Bangkok Bank PCL	54,300	352,350
Bank of China Limited H Shares	660,000	278,813
Bank Pekao SA	7,334	219,608
China Construction Bank H Shares	770,000	663,377
CIMB Group Holdings Bhd	146,800	191,115
Citigroup Incorporated	13,375	936,651
Credicorp Limited	914	209,224
CTBC Financial Holding Company Limited	245,000	168,411
Grupo Financiero Banorte SAB de CV	40,120	233,023
Hana Financial Group Incorporated	4,380	141,872
HDFC Bank Limited ADR	3,634	472,565
ICICI Bank Limited ADR	47,263	595,041
Industrial & Commercial Bank of China Limited H Shares	719,000	524,636

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Banks (continued)
ING Groep NV	90,800	$1,052,724
JPMorgan Chase & Company	11,947	1,335,675
Kasikornbank PCL	36,000	222,450
KB Financial Group Incorporated	6,066	240,875
PT Bank Rakyat Indonesia Tbk	988,900	305,192
Public Bank Bhd	35,600	198,137
Qatar National Bank	30,440	159,141
Sberbank of Russia ADR	27,800	427,564
Standard Bank Group Limited	17,634	246,225

		10,298,202

Capital Markets : 0.76%
3i Group plc	62,073	877,767
Ares Capital Corporation	87,753	1,574,289
B3 SA Brasil Bolsa Balcao	48,800	476,060
Banco BTG Pactual SA	25,400	336,554
BlackRock Incorporated	2,050	962,065
CITIC Securities Company Limited H Shares	73,000	152,136
Intermediate Capital Group	46,988	824,076
NH Investment & Securities Company Limited	14,720	184,853

		5,387,800

Consumer Finance : 0.12%
Navient Corporation	61,975	845,959

Diversified Financial Services : 0.12%
Metro Pacific Investments Corporation	1,047,000	98,089
ORIX Corporation	47,800	712,910

		810,999

Insurance : 1.49%
Allianz AG	3,373	813,113
Aviva plc	134,814	713,077
China Life Insurance Company H Shares	79,000	194,575
Chubb Limited	20,000	2,945,800
Legal & General Group plc	317,284	1,085,909
PICC Property & Casualty Company Limited H Shares	146,000	157,556
Ping An Insurance Group Company H Shares	136,900	1,643,844
Powszechny Zaklad Ubezpieczen SA	12,515	146,346
Samsung Fire & Marine Insurance	755	175,239
Sanlam Limited	27,821	154,383
The Allstate Corporation	25,000	2,542,250

		10,572,092

Mortgage REITs : 0.50%
Ladder Capital Corporation	67,560	1,122,172
MFA Financial Incorporated	115,229	827,344
New Residential Investment Corporation	55,640	856,300
Redwood Trust Incorporated	45,150	746,330

		3,552,146

Health Care : 2.40%

Biotechnology : 0.33%
Amgen Incorporated	6,572	1,211,088
Gilead Sciences Incorporated	16,760	1,132,306

		2,343,394

Health Care Equipment & Supplies : 0.86%
Abbott Laboratories	25,000	2,102,500
Becton Dickinson & Company	8,000	2,016,080

4

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Health Care Equipment & Supplies (continued)
Danaher Corporation	14,000	$2,000,880

		6,119,460

Health Care Providers & Services : 0.36%
HCA Holdings Incorporated	6,293	850,625
UnitedHealth Group Incorporated	6,952	1,696,358

		2,546,983

Life Sciences Tools & Services : 0.40%
Agilent Technologies Incorporated	10,000	746,700
Thermo Fisher Scientific Incorporated	7,000	2,055,760

		2,802,460

Pharmaceuticals : 0.45%
Johnson & Johnson	9,475	1,319,678
Roche Holding AG	3,719	1,046,326
Sanofi SA	9,721	839,090

		3,205,094

Industrials : 3.11%

Aerospace & Defense : 0.73%
Curtiss-Wright Corporation	14,000	1,779,820
Huntington Ingalls Industries Incorporated	8,000	1,797,920
Raytheon Company	9,000	1,564,920

		5,142,660

Airlines : 0.16%
Japan Airlines Company Limited	34,300	1,095,348

Construction & Engineering : 0.13%
China Communications Construction Company Limited H Shares	272,000	243,389
China Communications Services Corporation Limited H Shares	256,000	198,594
China State Construction Engineering Corporation Limited Class A	228,400	191,212
China State Construction International Holdings	286,000	293,626

		926,821

Electrical Equipment : 0.19%
AMETEK Incorporated	15,000	1,362,600

Industrial Conglomerates : 0.49%
Honeywell International Incorporated	17,025	2,972,395
Sime Darby Bhd	413,700	226,246
The Bidvest Group Limited	21,714	291,910

		3,490,551

Machinery : 1.20%
Crane Company	14,766	1,232,075
Deutz AG	76,749	747,915
Hyundai Robotics Company Limited	632	177,342
IDEX Corporation	9,000	1,549,260
Ingersoll-Rand plc	9,225	1,168,531
John Bean Technologies Corporation	20,000	2,422,600
Sany Heavy Industry Company Limited Class A	80,700	153,685
Volvo AB Class B	58,974	935,783
Zhengzhou Yutong Bus Company Limited	72,700	137,815

		8,525,006

5

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Trading Companies & Distributors : 0.14%
Itochu Corporation	52,753	$1,008,186

Transportation Infrastructure : 0.07%
China Merchants Port Holdings Company Limited	120,000	204,002
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,740	257,638

		461,640

Information Technology : 5.79%

Communications Equipment : 0.47%
Cisco Systems Incorporated	61,387	3,359,711

Electronic Equipment, Instruments & Components : 0.88%
Amphenol Corporation Class A	25,000	2,398,500
Corning Incorporated	65,000	2,159,950
Delta Electronics Incorporated	53,000	268,758
FLIR Systems Incorporated	22,000	1,190,200
Hon Hai Precision Industry Company Limited	80,600	200,854

		6,218,262

IT Services : 0.86%
DXC Technology Company	11,480	633,122
Infosys Limited ADR	58,053	621,167
International Business Machines Corporation	9,475	1,306,603
Leidos Holdings Incorporated	30,000	2,395,500
Visa Incorporated Class A	6,614	1,147,860

		6,104,252

Semiconductors & Semiconductor Equipment : 1.29%
ASE Industrial Holding Company Limited	77,000	152,465
Broadcom Incorporated	7,000	2,015,020
Cypress Semiconductor Corporation	100,000	2,224,000
KLA-Tencor Corporation	7,950	939,690
Mediatek Incorporated	39,600	400,341
Microchip Technology Incorporated	9,000	780,300
SK Hynix Incorporated	5,647	339,901
Taiwan Semiconductor Manufacturing Company Limited	147,000	1,131,152
Texas Instruments Incorporated	10,000	1,147,600

		9,130,469

Software : 1.24%
Adobe Systems Incorporated †	7,000	2,062,550
Microsoft Corporation	22,141	2,966,008
Open Text Corporation	29,500	1,217,349
Synopsys Incorporated †	20,000	2,573,800

		8,819,707

Technology Hardware, Storage & Peripherals : 1.05%
Advantech Company Limited	18,000	152,997
Apple Incorporated	8,215	1,625,913
Asustek Computer Incorporated	17,000	122,056
Ennoconn Corporation	17,000	125,887
Hewlett Packard Enterprise Company	50,836	759,998
Lenovo Group Limited	1,496,000	1,158,621
Samsung Electronics Company Limited	33,874	1,378,840
Western Digital Corporation	20,000	951,000
Wiwynn Corporation	19,000	216,246
Xerox Corporation	26,430	935,886

		7,427,444

6

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Materials : 1.23%

Chemicals : 0.48%
Celanese Corporation Series A	6,000	$646,800
Ciner Resources LP	593	11,498
CVR Partners LP	8,570	35,051
LyondellBasell Industries NV Class A	29,150	2,510,690
Wanhua Chemical Group Company Limited Class A	21,600	134,570
Westlake Chemical Partners LP	2,524	62,065

		3,400,674

Metals & Mining : 0.72%
Anglo American plc	52,692	1,501,934
Fortescue Metals Group Limited	187,370	1,186,519
Grupo Mexico SAB de CV Series B	280,900	748,140
Korea Zinc Company Limited	536	220,964
Polymetal International plc	13,512	171,046
POSCO	632	133,828
Steel Dynamics Incorporated	28,200	851,640
Suncoke Energy Incorporated †	3,311	29,404
Vale SA	18,200	245,608

		5,089,083

Paper & Forest Products : 0.03%
Mondi plc	8,101	184,153
Pope Resources LP	386	26,152

		210,305

Real Estate : 0.57%

Equity REITs : 0.40%
Growthpoint Properties Limited	71,770	123,719
Host Hotels & Resorts Incorporated	41,810	761,778
Saul Centers Incorporated	35,000	1,964,550

		2,850,047

Real Estate Management & Development : 0.17%
China Merchants Shekou Industrial Zone Holdings Company Limited Class A	68,700	209,052
China Overseas Land & Investment Limited	83,400	307,477
China Resources Land Limited	69,350	305,393
China Vanke Company Limited Class A	50,294	203,642
Shimao Property Holding Limited	50,000	152,336

		1,177,900

Utilities : 1.90%

Electric Utilities : 0.47%
American Electric Power Company Incorporated	34,000	2,992,340
Enel Americas SA ADR	22,510	199,664
Neoenergia SA	30,186	123,025

		3,315,029

Gas Utilities : 0.38%
AmeriGas Partners LP	8,976	312,724
Atmos Energy Corporation	20,000	2,111,200
Star Group LP	5,290	52,847
Suburban Propane Partners LP	8,043	195,364

		2,672,135

7

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

			Shares	Value
Independent Power & Renewable Electricity Producers : 0.16%
Brookfield Renewable Partner LP			11,430	$395,364
Drax Group plc			165,406	546,569
Huaneng Renewables Corporation Limited H Shares			810,000	222,935

				1,164,868

Multi-Utilities : 0.87%
Brookfield Infrastructure Partners LP			17,878	767,681
CMS Energy Corporation			37,000	2,142,670
DTE Energy Company			16,000	2,046,080
Engie SA			79,063	1,199,300

				6,155,731

Water Utilities : 0.02%
Beijing Enterprises Water Group Limited			280,000	166,315

Total Common Stocks (Cost $172,163,284)				193,895,213

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 48.41%

Communication Services : 1.11%

Media : 1.11%
McGraw-Hill Global Education Holdings LLC 144A	7.88%	5-15-2024	$8,598,000	7,867,170

Consumer Discretionary : 2.36%

Auto Components : 1.38%
Dana Holding Corporation	5.50	12-15-2024	3,925,000	4,023,125
Tenneco Incorporated	5.00	7-15-2026	7,250,000	5,763,750

				9,786,875

Hotels, Restaurants & Leisure : 0.34%
1929 Fieldhouse LLC / West Ward Street Development Corporation 144A	5.25	6-1-2020	2,410,000	2,436,026

Specialty Retail : 0.64%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,508,663

Consumer Staples : 2.19%

Food Products : 2.19%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	13,000,000	13,471,250
Post Holdings Incorporated 144A	5.00	8-15-2026	2,000,000	2,027,500

				15,498,750

Energy : 1.46%

Oil, Gas & Consumable Fuels : 1.46%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	9,500,000	10,319,375

Financials : 0.68%

Banks : 0.52%
Allied Irish Banks plc (5 Year EUR Swap +7.34%) ±	7.38	12-29-2049	3,000,000	3,679,940

Diversified Financial Services : 0.16%
Toll Road Investment Part II 144A¤	0.00	2-15-2030	2,000,000	1,138,511

Health Care : 10.93%

Health Care Equipment & Supplies : 2.46%
Hologic Incorporated 144A	4.38	10-15-2025	7,000,000	7,096,250

8

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
Teleflex Incorporated	4.63%	11-15-2027	$1,984,000	$2,041,040
Teleflex Incorporated	4.88	6-1-2026	8,000,000	8,300,000

				17,437,290

Health Care Providers & Services : 5.37%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	9,335,000	9,523,287
Davita Incorporated	5.00	5-1-2025	9,000,000	8,885,250
HCA Incorporated	5.38	2-1-2025	9,500,000	10,254,063
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,035,000
St. Joseph’s Hospital & Medical Center	3.93	7-1-2022	2,000,000	2,049,883
West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	5,700,000	5,272,500

				38,019,983

Health Care Technology : 1.16%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	7,000,000	7,183,750
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,000,000	1,036,250

				8,220,000

Life Sciences Tools & Services : 0.75%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	5,075,000	5,340,423

Pharmaceuticals : 1.19%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,300,000	8,424,500

Industrials : 9.18%

Aerospace & Defense : 2.05%
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,596,250
TransDigm Group Incorporated	6.38	6-15-2026	8,800,000	8,910,000

				14,506,250

Commercial Services & Supplies : 1.30%
ACCO Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,062,500
Northern Light Health	5.02	7-1-2036	1,000,000	1,023,863
South Nassau Communities Hospital Incorporated	4.65	8-1-2048	2,000,000	2,113,333
Stericycle Incorporated 144A	5.38	7-15-2024	1,000,000	1,043,870

				9,243,566

Construction & Engineering : 0.29%
Aecom Company	5.13	3-15-2027	2,000,000	2,080,000

Electrical Equipment : 0.88%
Resideo Funding Incorporated 144A	6.13	11-1-2026	6,000,000	6,240,000

Machinery : 3.36%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,173,738
HD Supply Incorporated 144A	5.38	10-15-2026	8,100,000	8,545,500
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,812,813
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,691,250
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,594,400

				23,817,701

Trading Companies & Distributors : 1.30%
WESCO Distribution Incorporated	5.38	6-15-2024	8,974,000	9,198,350

Information Technology : 7.46%

Communications Equipment : 0.80%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	5,655,000

9

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components : 2.71%
Anixter International Incorporated	5.13%	10-1-2021	$3,000,000	$3,108,750
TTM Technologies Incorporated 144A	5.63	10-1-2025	16,495,000	16,128,151

				19,236,901

IT Services : 0.29%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,062,820

Semiconductors & Semiconductor Equipment : 2.31%
Micron Technology Incorporated	5.50	2-1-2025	6,750,000	6,944,063
Versum Materials Incorporated 144A	5.50	9-30-2024	8,834,000	9,463,423

				16,407,486

Software : 0.29%
Nuance Communications Company	6.00	7-1-2024	2,000,000	2,070,000

Technology Hardware, Storage & Peripherals : 1.06%
Diebold Incorporated	8.50	4-15-2024	8,500,000	7,480,000

Materials : 10.39%

Chemicals : 7.57%
Koppers Incorporated 144A	6.00	2-15-2025	13,150,000	12,328,125
Olin Corporation	5.13	9-15-2027	5,000,000	5,131,250
Olin Corporation	5.50	8-15-2022	5,500,000	5,761,250
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,945,000	7,647,975
Scotts Miracle-Gro Company	5.25	12-15-2026	4,000,000	4,060,000
Scotts Miracle-Gro Company	6.00	10-15-2023	6,000,000	6,242,280
Valvoline Incorporated	4.38	8-15-2025	12,000,000	11,970,000
Valvoline Incorporated	5.50	7-15-2024	500,000	517,000

				53,657,880

Containers & Packaging : 2.52%
Ball Corporation	4.00	11-15-2023	1,000,000	1,033,750
Ball Corporation	5.00	3-15-2022	2,500,000	2,628,125
Berry Global Incorporated	5.13	7-15-2023	6,500,000	6,644,950
Sealed Air Corporation 144A	5.25	4-1-2023	4,650,000	4,882,500
Sealed Air Corporation 144A	5.50	9-15-2025	2,500,000	2,662,500

				17,851,825

Metals & Mining : 0.30%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,166,125

Real Estate : 2.65%

Equity REITs : 2.65%
Equinix Incorporated	5.38	5-15-2027	5,000,000	5,359,850
Equinix Incorporated	5.75	1-1-2025	1,500,000	1,561,500
Iron Mountain Incorporated 144A	4.88	9-15-2027	12,000,000	11,895,000

				18,816,350

Total Corporate Bonds and Notes (Cost $344,195,181)				343,167,760

			Shares
Exchange-Traded Funds : 0.02%
iShares MSCI Saudi Arabia			4,494	148,392

Total Exchange-Traded Funds (Cost $146,654)				148,392

10

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Foreign Corporate Bonds and Notes : 2.97%

Financials : 2.97%

Banks : 2.97%
ABN AMRO Bank NV (5 Year EUR Swap +3.90%) ±	4.75%	12-31-2099	EUR 3,000,000	$3,509,546
Banco Bilbao Vizcaya Argentaria SA (5 Year EUR Swap +6.60%) ±	6.75	12-29-2049	EUR 3,000,000	3,504,797
Bankia SA (5 Year EUR Swap +6.22%) ±	6.38	12-31-2099	EUR 3,000,000	3,576,851
Cooperatieve Rabobank UA (5 Year EUR Swap +6.70%) ±	6.63	12-29-2049	EUR 2,800,000	3,521,786
Governor & Company of The Bank of Ireland (5 Year EUR Swap +6.96%) ±	7.38	12-29-2049	EUR 3,000,000	3,598,861
Nykredit Realkredit AS (5 Year EUR Swap +5.99%) ±	6.25	12-29-2049	EUR 2,800,000	3,364,483

Total Foreign Corporate Bonds and Notes (Cost $20,342,897)				21,076,324

Municipal Obligations : 4.28%

Colorado : 0.32%

Health Revenue : 0.32%
Denver CO Health & Hospital Authority Series B	4.65	12-1-2023	$1,205,000	$1,267,732
Denver CO Health & Hospital Authority Series B	4.90	12-1-2024	250,000	263,983
Denver CO Health & Hospital Authority Series B	5.00	12-1-2025	275,000	290,114
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	471,228

				2,293,057

Florida : 0.37%

Education Revenue : 0.23%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	590,000	588,543
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,028,440

				1,616,983

Transportation Revenue : 0.14%
Florida Development Finance Corporation Virgin Trains USA Passenger Rail Project Series A 144A	6.25	1-1-2049	1,000,000	980,500

				2,597,483

Guam : 0.09%

Airport Revenue : 0.09%
Guam Port Authority Series C	3.78	7-1-2021	635,000	646,405

Illinois : 0.82%

GO Revenue : 0.35%
Chicago IL Project Series C1	7.78	1-1-2035	2,000,000	2,436,720

Miscellaneous Revenue : 0.47%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,336,224
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	2,018,040

				3,354,264

				5,790,984

11

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Interest rate	Maturity date	Principal	Value
Indiana : 0.07%

Health Revenue : 0.07%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90%	4-1-2034	$480,000	$481,234

Iowa : 0.17%

GO Revenue : 0.17%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,194,768

Michigan : 0.46%

Miscellaneous Revenue : 0.46%
Wayne County MI Recovery Zone Economic Development Build America Bonds	10.00	12-1-2040	3,000,000	3,280,530

New Jersey : 0.29%

Education Revenue : 0.14%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	1,005,740

Utilities Revenue : 0.15%
Newark NJ Redevelopment Area Public Service Electric & Gas Project 144A	4.49	12-1-2047	1,000,000	1,057,710

				2,063,450

New York : 0.17%

Health Revenue : 0.05%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	330,000	336,181

Utilities Revenue : 0.12%
New York Energy R&D Authority Green Bond Series A	4.81	4-1-2034	800,000	844,104

				1,180,285

Oklahoma : 0.30%

Health Revenue : 0.08%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	565,945

Miscellaneous Revenue : 0.22%
Woodward County OK Educational Facilities Authority Mooreland Public Schools Project Series B	4.63	9-15-2025	1,500,000	1,542,705

				2,108,650

Oregon : 0.08%

Health Revenue : 0.08%
Clackamas County OR Hospital Facility Authority Series C	4.00	11-15-2022	550,000	551,150

Pennsylvania : 0.28%

Housing Revenue : 0.28%
Philadelphia PA IDA MFHR University Square Apartments Low Income Housing Project 144A	5.00	12-1-2020	2,000,000	2,001,880

Tennessee : 0.29%

Tax Revenue : 0.29%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13	12-1-2042	2,000,000	2,040,060

12

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas : 0.07%

Education Revenue : 0.07%
Clifton TX Higher Education Finance Corporation International Leadership Texas	6.13%	8-15-2023	$500,000	$507,605

Virginia : 0.29%

Tax Revenue : 0.29%
Mosaic District VA CDA Series A-T	7.25	3-1-2036	2,000,000	2,098,180

Wisconsin : 0.21%

Education Revenue : 0.21%
PFA Burrell College of Osteopathic Medicine Project 144A	5.13	6-1-2028	1,360,000	1,464,502

Total Municipal Obligations (Cost $29,561,331)				30,300,223

Non-Agency Mortgage-Backed Securities : 1.90%
AFN LLC Series 2019-1A Class A2 144A(a)	4.46	5-20-2049	1,000,000	999,430
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class B	3.77	2-10-2048	2,524,616	2,603,983
CLI Funding LLC Series 2018-1A Class A 144A±±	4.03	4-18-2043	659,101	677,335
CLI Funding LLC Series 2019-1A Class A 144A±±	3.71	5-18-2044	990,373	1,001,095
CLI Funding LLC Series 2019-1A Class B 144A±±	4.64	5-18-2044	542,732	550,881
Conn Funding II LP Series A Class A 144A	3.40	10-16-2023	1,688,714	1,695,539
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	1,380,182	1,410,250
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,000,000	1,030,256
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00	7-25-2048	1,451,900	1,476,791
SoFi Consumer Loan Program Trust Series 2019-2 Class C 144A	3.46	4-25-2028	2,000,000	2,041,249

Total Non-Agency Mortgage-Backed Securities (Cost $13,307,343)				13,486,809

	Dividend yield		Shares
Preferred Stocks : 0.21%

Energy : 0.05%

Oil, Gas & Consumable Fuels : 0.05%
Petroleo Brasil SP ADR	5.41		21,601	306,734

Financials : 0.11%

Banks : 0.11%
Banco Bradesco SA	0.38		38,640	379,764
Itaúsa Investimentos Itaú SA	6.24		122,700	411,881

				791,645

Information Technology : 0.02%

Technology Hardware, Storage & Peripherals : 0.02%
Samsung Electronics Company Limited	1.90		4,686	155,233

Utilities : 0.03%

Electric Utilities : 0.03%
Companhia Energetica de Minas Gerais SA	3.75		58,600	226,620

Total Preferred Stocks (Cost $1,042,382)				1,480,232

13

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

		Expiration date	Shares	Value
Rights : 0.01%

Energy : 0.01%

Oil, Gas & Consumable Fuels : 0.01%
Repsol SA †		8-7-2019	68,083	$37,764

Total Rights (Cost $38,534)				37,764

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 9.92%

Financials : 7.25%

Banks : 4.56%
Barclays plc (5 Year USD Swap +4.84%) ±	7.75%	12-31-2099	$3,660,000	3,751,500
BNP Paribas SA (5 Year USD Swap +6.31%) ±	7.63	12-29-2049	3,460,000	3,663,275
Credit Agricole SA (5 Year USD Swap +4.90%) 144A±	7.88	12-29-2049	1,750,000	1,926,610
Credit Agricole SA (5 Year USD Swap +6.19%) 144A±	8.13	12-29-2049	1,750,000	2,023,847
Danske Bank AS (5 Year USD Swap +4.13%) ±	7.00	12-31-2099	2,300,000	2,332,494
DNB Bank ASA (5 Year USD Swap +5.08%) ±	6.50	12-29-2049	3,690,000	3,892,360
HSBC Holdings plc (5 Year USD ICE Swap Rate 11:00am NY +4.37%) ±	6.38	12-29-2049	3,690,000	3,880,035
ING Groep NV (5 Year USD Swap +4.20%) ±	6.75	12-31-2099	2,000,000	2,078,680
Lloyds Banking Group plc (5 Year USD Swap +4.76%) ±	7.50	4-30-2049	3,665,000	3,852,831
Societe Generale SA (5 Year USD ICE Swap Rate 11:00am NY +5.87%) 144A±	8.00	12-29-2049	3,535,000	3,897,338
Standard Chartered plc (5 Year USD Swap +5.72%) 144A±	7.75	12-29-2049	1,000,000	1,062,500

				32,361,470

Capital Markets : 0.53%
Credit Suisse Group AG (5 Year USD Swap +4.60%) 144A±	7.50	12-29-2049	3,395,000	3,734,500

Diversified Financial Services : 2.16%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	11,640,000
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00	12-29-2049	3,330,000	3,646,350

				15,286,350

Health Care : 1.12%

Pharmaceuticals : 1.12%
Mallinckrodt plc 144A	5.50	4-15-2025	5,655,000	3,788,850
Mallinckrodt plc 144A	5.63	10-15-2023	5,500,000	4,152,500

				7,941,350

Industrials : 1.55%

Electrical Equipment : 1.55%
Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	6,984,750
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	4,040,608

				11,025,358

Total Yankee Corporate Bonds and Notes (Cost $71,324,806)				70,349,028

	Yield		Shares
Short-Term Investments : 2.50%

Investment Companies : 2.41%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33		17,088,646	17,088,646

			Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#	1.98	8-6-2019	$611,000	609,755

14

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2019 (unaudited)

		Value
Total Short-Term Investments (Cost $17,698,408)		$17,698,401

Total investments in securities (Cost $677,219,471)	98.63%	699,177,476

Other assets and liabilities, net	1.37	9,688,013

Total net assets	100.00%	$708,865,489

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
JPY	Japanese yen
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
R&D	Research & development
REIT	Real Estate Investment Trust

15

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(543)	9-19-2019	$(69,068,997)	$(69,487,031)	$0	$(418,034)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
33,783,566 JPY	313,217 USD	Deutsche Bank AG	7-2-2019	$184	$0
27,109,531 USD	23,900,000 EUR	Citibank	9-30-2019	0	(261,709)

				$184	$(261,709)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	71,872,762	151,912,536	206,696,652	17,088,646	$	17,088,646	2.41%

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar Securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions In determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$7,537,330	$0	$7,537,330
Common stocks
Communication services	5,342,430	0	0	5,342,430
Consumer discretionary	11,791,220	0	0	11,791,220
Consumer staples	6,197,823	0	0	6,197,823
Energy	32,804,407	0	0	32,804,407
Financials	31,308,057	159,141	0	31,467,198
Health care	17,017,391	0	0	17,017,391
Industrials	22,012,812	0	0	22,012,812
Information technology	41,059,845	0	0	41,059,845
Materials	8,700,062	0	0	8,700,062
Real estate	4,027,947	0	0	4,027,947
Utilities	13,474,078	0	0	13,474,078

Corporate bonds and notes	0	343,167,760	0	343,167,760
Exchange-traded funds	148,392	0	0	148,392
Foreign corporate bonds and notes	0	21,076,324	0	21,076,324

Municipal obligations	0	30,300,223	0	30,300,223
Non-agency mortgage-backed securities	0	13,486,809	0	13,486,809
Preferred stocks
Energy	306,734	0	0	306,734
Financials	791,645	0	0	791,645
Information technology	155,233	0	0	155,233
Utilities	226,620	0	0	226,620
Rights
Energy	0	37,764	0	37,764
Yankee corporate bonds and notes	0	70,349,028	0	70,349,028
Short-term investments
Investment companies	17,088,646	0	0	17,088,646
U.S. Treasury securities	609,755	0	0	609,755

	213,063,097	486,114,379	0	699,177,476
Forward foreign currency contracts	0	184	0	184

Total assets	$213,063,097	$486,114,563	$0	$699,177,660

Liabilities
Futures contracts	$418,034	$0	$0	$418,034
Forward foreign currency contracts	0	261,709	0	261,709

Total liabilities	$418,034	$261,709	$0	$679,743

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.88%

Communication Services : 5.51%

Entertainment : 4.05%
Nintendo Company Limited ADR	222,000	$10,160,940
Take-Two Interactive Software Incorporated †	106,500	12,090,945
World Wrestling Entertainment Incorporated Class A	130,800	9,445,068

		31,696,953

Interactive Media & Services : 1.46%
Match Group Incorporated	169,400	11,395,538

Consumer Discretionary : 16.50%

Auto Components : 1.50%
Aptiv plc	145,285	11,743,387

Automobiles : 1.38%
Ferrari NV	66,800	10,782,856

Diversified Consumer Services : 1.88%
Bright Horizons Family Solutions Incorporated †	97,700	14,739,999

Hotels, Restaurants & Leisure : 6.12%
Chipotle Mexican Grill Incorporated †	22,200	16,269,936
Domino’s Pizza Incorporated	40,800	11,353,824
Royal Caribbean Cruises Limited	58,300	7,066,543
Vail Resorts Incorporated	59,117	13,193,732

		47,884,035

Internet & Direct Marketing Retail : 2.62%
MercadoLibre Incorporated †	20,300	12,418,931
Wayfair Incorporated Class A †	55,269	8,069,274

		20,488,205

Specialty Retail : 1.75%
Burlington Stores Incorporated †	80,400	13,680,060

Textiles, Apparel & Luxury Goods : 1.25%
Under Armour Incorporated Class C †	438,900	9,743,580

Consumer Staples : 0.83%

Food Products : 0.83%
Lamb Weston Holdings Incorporated	103,400	6,551,424

Financials : 2.91%

Capital Markets : 2.91%
Intercontinental Exchange Incorporated	152,625	13,116,593
Raymond James Financial Incorporated	114,000	9,638,700

		22,755,293

Health Care : 18.29%

Biotechnology : 1.89%
Exact Sciences Corporation †	125,100	14,766,804

Health Care Equipment & Supplies : 6.99%
ABIOMED Incorporated †	27,400	7,137,426
Align Technology Incorporated †	50,900	13,931,330
DexCom Incorporated †	89,800	13,455,632

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Enterprise Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corporation †	56,600	$10,456,284
Insulet Corporation †«	81,700	9,753,346

		54,734,018

Health Care Providers & Services : 1.61%
WellCare Health Plans Incorporated †	44,100	12,571,587

Health Care Technology : 3.49%
Cerner Corporation	135,400	9,924,820
Veeva Systems Incorporated Class A †	107,300	17,394,403

		27,319,223

Life Sciences Tools & Services : 2.53%
Bio-Rad Laboratories Incorporated Class A †	33,100	10,346,729
Illumina Incorporated †	25,600	9,424,640

		19,771,369

Pharmaceuticals : 1.78%
Elanco Animal Health Incorporated †	306,787	10,369,401
GW Pharmaceuticals plc ADR †«	20,600	3,551,234

		13,920,635

Industrials : 13.97%

Aerospace & Defense : 1.58%
Teledyne Technologies Incorporated †	45,200	12,378,924

Commercial Services & Supplies : 5.72%
Cintas Corporation	65,400	15,518,766
The Brink’s Company	99,200	8,053,056
Waste Connections Incorporated	221,539	21,174,698

		44,746,520

Electrical Equipment : 1.64%
Rockwell Automation Incorporated	78,200	12,811,506

Machinery : 3.14%
The Middleby Corporation †	97,900	13,285,030
Woodward Governor Company	99,600	11,270,736

		24,555,766

Road & Rail : 0.81%
Saia Incorporated †	98,700	6,382,929

Trading Companies & Distributors : 1.08%
Univar Incorporated †	383,146	8,444,538

Information Technology : 34.38%

Communications Equipment : 2.21%
Motorola Solutions Incorporated	103,900	17,323,247

Electronic Equipment, Instruments & Components : 1.85%
Littelfuse Incorporated	21,100	3,732,801
Zebra Technologies Corporation Class A †	51,300	10,746,837

		14,479,638

IT Services : 21.77%
Black Knight Incorporated †	253,400	15,242,010

2

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2019 (unaudited)

		Shares	Value
IT Services (continued)
Booz Allen Hamilton Holding Corporation		225,700	$14,943,597
EPAM Systems Incorporated †		71,154	12,316,757
First Data Corporation Class A †		657,800	17,806,644
FleetCor Technologies Incorporated †		54,000	15,165,900
Gartner Incorporated †		68,100	10,960,014
PagSeguro Digital Limited Class A †«		301,600	11,753,352
Shopify Incorporated Class A		42,300	12,696,345
Square Incorporated Class A		197,600	14,331,928
Total System Services Incorporated		132,400	16,982,948
Twilio Incorporated Class A †		90,500	12,339,675
WEX Incorporated †		75,700	15,753,170

			170,292,340
Semiconductors & Semiconductor Equipment : 4.32%
Advanced Micro Devices Incorporated †		511,000	15,519,070
Micron Technology Incorporated †		107,600	4,152,284
Xilinx Incorporated		119,500	14,091,440

			33,762,794
Software : 4.23%
Autodesk Incorporated †		69,100	11,256,390
ServiceNow Incorporated †		59,050	16,213,359
Slack Technologies Incorporated Class A †		150,236	5,633,850

			33,103,599
Materials : 6.53%

Chemicals : 3.96%
Air Products & Chemicals Incorporated		43,100	9,756,547
Ingevity Corporation †		91,300	9,602,021
The Sherwin-Williams Company		25,400	11,640,566

			30,999,134
Construction Materials : 1.55%
Vulcan Materials Company		88,100	12,097,011
Containers & Packaging : 1.02%
AptarGroup Incorporated		64,100	7,970,194
Real Estate : 0.96%

Equity REITs : 0.96%
SBA Communications Corporation †		33,400	7,509,656
Total Common Stocks (Cost $537,216,665)			781,402,762

	Yield
Short-Term Investments : 1.95%

Investment Companies : 1.95%
Securities Lending Cash Investments LLC (l)(r)(u)	2.51%	11,368,440	11,370,713
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33	3,876,587	3,876,587

Total Short-Term Investments (Cost $15,246,164)			15,247,300

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Enterprise Fund

		Value
Total investments in securities (Cost $552,462,829)	101.83%	$796,650,062
Other assets and liabilities, net	(1.83)	(14,346,571)

Total net assets	100.00%	$782,303,491

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	23,701,832	103,784,610	116,118,002	11,368,440	$11,370,713
Wells Fargo Government Money Market Fund Select Class	8,039,289	29,568,534	33,731,236	3,876,587	3,876,587

					$15,247,300	1.95%

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$43,092,491	$0	$0	$43,092,491
Consumer discretionary	129,062,122	0	0	129,062,122
Consumer staples	6,551,424	0	0	6,551,424
Financials	22,755,293	0	0	22,755,293
Health care	143,083,636	0	0	143,083,636
Industrials	109,320,183	0	0	109,320,183
Information technology	268,961,618	0	0	268,961,618
Materials	51,066,339	0	0	51,066,339
Real estate	7,509,656	0	0	7,509,656
Short-term investments
Investment companies	15,247,300	0	0	15,247,300

Total assets	$796,650,062	$0	$0	$796,650,062

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Fundamental Small Cap Growth Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 95.81%

Communication Services : 2.36%

Entertainment : 2.36%
CD Projekt SA	16,762	$957,197
World Wrestling Entertainment Incorporated Class A	20,110	1,452,143

		2,409,340

Consumer Discretionary : 13.43%

Auto Components : 1.52%
Stoneridge Incorporated †	49,185	1,551,787

Diversified Consumer Services : 5.63%
Adtalem Global Education Incorporated †	23,134	1,042,187
Bright Horizons Family Solutions Incorporated †	10,556	1,592,584
Chegg Incorporated †	42,904	1,655,665
OneSpaWorld Holdings Limited †«	93,034	1,442,027

		5,732,463

Hotels, Restaurants & Leisure : 1.29%
Eldorado Resorts Incorporated †	28,609	1,318,017

Household Durables : 1.33%
Skyline Champion Corporation †	49,539	1,356,378

Internet & Direct Marketing Retail : 2.35%
Etsy Incorporated †	18,811	1,154,431
Zooplus AG †«	9,082	1,237,192

		2,391,623

Leisure Products : 1.31%
Games Workshop Group plc	21,072	1,328,920

Energy : 1.77%

Oil, Gas & Consumable Fuels : 1.77%
Texas Pacific Land Trust «	766	602,834
Viper Energy Partners LP	39,054	1,203,644

		1,806,478

Financials : 2.19%

Consumer Finance : 2.19%
Green Dot Corporation Class A †	24,680	1,206,852
SLM Corporation	105,095	1,021,523

		2,228,375

Health Care : 27.07%

Biotechnology : 10.42%
Array BioPharma Incorporated †	33,699	1,561,275
CareDx Incorporated †	29,062	1,045,941
Coherus Biosciences Incorporated †	35,031	774,185
CRISPR Therapeutics AG †«	9,429	444,106
Deciphera Pharmaceuticals Incorporated †	16,636	375,142
Immunomedics Incorporated †	35,110	486,976

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Fundamental Small Cap Growth Fund

	Shares	Value
Biotechnology (continued)
Invitae Corporation †	35,371	$831,218
KalVista Pharmaceuticals Incorporated †	24,940	552,421
Mirati Therapeutics Incorporated †	6,963	717,189
Precision BioSciences Incorporated †	13,144	174,158
Stemline Therapeutics Incorporated †«	41,937	642,475
Veracyte Incorporated †	46,932	1,338,031
Vericel Corporation †	58,762	1,110,014
Zai Lab Limited ADR †	16,022	558,687

		10,611,818

Health Care Equipment & Supplies : 11.30%
Axonics Modulation Technologies Incorporated †	29,314	1,200,995
BioLife Solutions Incorporated †«	62,986	1,067,613
ConforMIS Incorporated †«	178,396	777,807
Haemonetics Corporation †	15,805	1,901,974
ICU Medical Incorporated †	4,953	1,247,710
Insulet Corporation †	12,913	1,541,554
iRhythm Technologies Incorporated †	15,770	1,247,091
Orthopediatrics Corporation †	32,820	1,279,980
Silk Road Medical Incorporated †	25,850	1,252,691

		11,517,415

Health Care Providers & Services : 1.54%
HealthEquity Incorporated †	23,979	1,568,227

Health Care Technology : 0.78%
Inspire Medical Systems Incorporated †	13,092	794,030

Life Sciences Tools & Services : 2.31%
Fluidigm Corporation †	128,783	1,586,607
Quanterix Corporation †	22,649	765,310

		2,351,917

Pharmaceuticals : 0.72%
GW Pharmaceuticals plc ADR †«	2,435	419,770
Wave Life Sciences Limited †«	12,128	316,420

		736,190

Industrials : 17.08%

Aerospace & Defense : 2.99%
Axon Enterprise Incorporated †	22,865	1,468,162
Mercury Computer Systems Incorporated †	22,477	1,581,257

		3,049,419

Airlines : 0.80%
Spirit Airlines Incorporated †	16,985	810,694

Commercial Services & Supplies : 7.02%
Casella Waste Systems Incorporated Class A †	72,540	2,874,760
MSA Safety Incorporated	17,528	1,847,276
Tetra Tech Incorporated	7,277	571,607
The Brink’s Company	22,823	1,852,771

		7,146,414

Construction & Engineering : 2.67%
Construction Partners Incorporated Class A †	76,947	1,155,744

2

Wells Fargo Fundamental Small Cap Growth Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Construction & Engineering (continued)
WillScot Corporation †	104,016	$1,564,401

		2,720,145

Road & Rail : 1.40%
Saia Incorporated †	22,115	1,430,177

Trading Companies & Distributors : 2.20%
SiteOne Landscape Supply Incorporated †«	15,746	1,091,198
Univar Incorporated †	52,311	1,152,934

		2,244,132

Information Technology : 29.20%

Electronic Equipment, Instruments & Components : 5.07%
Littelfuse Incorporated	5,956	1,053,676
Novanta Incorporated †	17,964	1,694,005
Par Technology Corporation †«	33,170	935,394
Rogers Corporation †	8,592	1,482,807

		5,165,882

IT Services : 10.65%
EPAM Systems Incorporated †	8,452	1,463,041
Euronet Worldwide Incorporated †	8,491	1,428,526
InterXion Holding NV †	24,884	1,893,424
Keywords Studios plc	56,615	1,312,141
Okta Incorporated †	6,623	818,007
WEX Incorporated †	7,136	1,485,002
WNS Holdings Limited ADR †	41,342	2,447,446

		10,847,587

Semiconductors & Semiconductor Equipment : 1.70%
Lattice Semiconductor Corporation †	68,290	996,351
Universal Display Corporation	3,933	739,640

		1,735,991

Software : 10.57%
Avalara Incorporated †	15,665	1,131,013
Blue Prism Group plc †	34,943	613,274
Envestnet Incorporated †	29,723	2,032,162
Globant SA †	14,744	1,489,881
Linx SA	91,900	853,197
LivePerson Incorporated †	52,870	1,482,475
Model N Incorporated †	83,564	1,629,498
Pluralsight Incorporated Class A †	50,567	1,533,191

		10,764,691

Technology Hardware, Storage & Peripherals : 1.21%
NCR Corporation †	39,513	1,228,854

Materials : 1.60%

Chemicals : 1.60%
Ingevity Corporation †	15,510	1,631,187

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Fundamental Small Cap Growth Fund

			Shares	Value
Real Estate : 1.11%

Equity REITs : 1.11%
Innovative Industrial Properties Incorporated «			9,133	$1,128,473

Total Common Stocks (Cost $74,614,795)				97,606,624

		Yield
Short-Term Investments : 12.86%

Investment Companies : 12.86%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51%	8,449,095	8,450,785
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	4,645,658	4,645,658

Total Short-Term Investments (Cost $13,095,598)				13,096,443
Total investments in securities (Cost $87,710,393)	108.67%			110,703,067
Other assets and liabilities, net	(8.67)			(8,829,307)

Total net assets	100.00%			$101,873,760

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,840,260	13,797,713	12,188,878	8,449,095	$8,450,785
Wells Fargo Government Money Market Fund Select Class	2,404,400	10,777,508	8,536,250	4,645,658	4,645,658

					$13,096,443	12.86%

Wells Fargo Fundamental Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$2,409,340	$0	$0	$2,409,340
Consumer discretionary	13,679,188	0	0	13,679,188
Energy	1,806,478	0	0	1,806,478
Financials	2,228,375	0	0	2,228,375
Health care	27,579,597	0	0	27,579,597
Industrials	17,400,981	0	0	17,400,981
Information technology	29,743,005	0	0	29,743,005
Materials	1,631,187	0	0	1,631,187
Real estate	1,128,473	0	0	1,128,473
Short-term investments
Investment companies	13,096,443	0	0	13,096,443

Total assets	$110,703,067	$0	$0	$110,703,067

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 3019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 1.75%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$300,768	$310,633
Delta Air Lines Series 2019-1 Class AA Pass-Through Trust	3.20	10-25-2025	500,000	517,573

Total Asset-Backed Securities (Cost $799,392)				828,206

Corporate Bonds and Notes : 53.22%

Communication Services : 8.27%

Diversified Telecommunication Services : 2.49%
AT&T Incorporated	4.25	3-1-2027	660,000	706,496
Verizon Communications Incorporated	2.88	1-15-2038	100,000	135,098
Verizon Communications Incorporated	4.13	8-15-2046	325,000	338,867

				1,180,461

Media : 5.78%
Charter Communications Operating LLC	4.91	7-23-2025	295,000	320,090
Comcast Corporation	3.38	8-15-2025	750,000	783,973
Cox Communications Incorporated 144A	4.60	8-15-2047	430,000	435,196
Discovery Communications LLC	5.30	5-15-2049	100,000	107,454
Fox Corporation 144A	4.71	1-25-2029	605,000	674,937
Interpublic Group of Companies	5.40	10-1-2048	165,000	183,299
MMS USA Financing Incorporated	1.75	6-13-2031	200,000	230,354

				2,735,303

Consumer Discretionary : 1.00%

Hotels, Restaurants & Leisure : 0.86%
Darden Restaurants Incorporated	4.55	2-15-2048	405,000	406,367

Internet & Direct Marketing Retail : 0.14%
Amazon.com Incorporated	4.25	8-22-2057	60,000	69,075

Consumer Staples : 3.29%

Beverages : 1.52%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	425,000	446,452
Keurig Dr Pepper Incorporated	4.60	5-25-2028	250,000	273,517

				719,969

Food & Staples Retailing : 0.71%
Walmart Incorporated	3.70	6-26-2028	310,000	338,368

Food Products : 0.55%
Mars Incorporated 144A	3.95	4-1-2049	240,000	257,902

Tobacco : 0.51%
BAT Capital Corporation	4.54	8-15-2047	260,000	240,886

Energy : 5.67%

Energy Equipment & Services : 0.79%
Baker Hughes LLC	3.34	12-15-2027	375,000	377,376

Oil, Gas & Consumable Fuels : 4.88%
BP Capital Markets America Incorporated	2.75	5-10-2023	195,000	197,065
Energy Transfer Operating Partners LP	6.25	4-15-2049	385,000	455,713
Kinder Morgan Energy Partners LP	5.40	9-1-2044	250,000	276,851
Marathon Petroleum Corporation	3.80	4-1-2028	195,000	198,106
Midwest Connector Capital Company 144A	3.90	4-1-2024	400,000	416,058
MPLX LP	4.00	3-15-2028	315,000	326,976

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC	5.75%	5-15-2024	$395,000	$439,124

				2,309,893

Financials : 19.14%

Banks : 6.83%
Bank of America Corporation	2.63	10-19-2020	195,000	195,731
Bank of America Corporation	4.13	1-22-2024	555,000	593,324
Citigroup Incorporated (3 Month EURIBOR +1.07%) ±	1.50	7-24-2026	100,000	119,538
Citigroup Incorporated	3.30	4-27-2025	620,000	641,084
Huntington Bancshares Incorporated	3.15	3-14-2021	290,000	293,527
JPMorgan Chase & Company	0.63	1-25-2024	100,000	115,893
JPMorgan Chase & Company	2.30	8-15-2021	650,000	649,825
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	200,000	204,016
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	200,000	211,932
Santander Holdings USA Incorporated	4.40	7-13-2027	200,000	208,614

				3,233,484

Capital Markets : 8.49%
Blackrock Incorporated	3.25	4-30-2029	150,000	157,053
Cantor Fitzgerald LP 144A	4.88	5-1-2024	500,000	515,767
Five Corners Funding Trust 144A	4.42	11-15-2023	110,000	117,864
Goldman Sachs Group Incorporated	3.63	1-22-2023	720,000	746,619
Goldman Sachs Group Incorporated	4.25	1-29-2026	100,000	141,753
Morgan Stanley	3.13	7-27-2026	565,000	575,509
Morgan Stanley	3.70	10-23-2024	830,000	875,325
Nuveen LLC 144A	4.00	11-1-2028	275,000	301,604
Raymond James Financial Services Incorporated	4.95	7-15-2046	525,000	591,593

				4,023,087

Consumer Finance : 0.86%
American Express Credit Corporation	3.30	5-3-2027	280,000	293,700
Capital One Financial Company	0.80	6-12-2024	100,000	114,431

				408,131

Diversified Financial Services : 1.13%
Intercontinental Exchange Incorporated	3.75	12-1-2025	500,000	534,208

Insurance : 1.83%
American International Group Incorporated	4.75	4-1-2048	445,000	490,449
Berkshire Hathaway Incorporated	2.38	6-19-2039	100,000	129,232
Brighthouse Financial Incorporated	4.70	6-22-2047	295,000	246,234

				865,915

Health Care : 3.09%

Health Care Equipment & Supplies : 0.25%
Baxter International Incorporated	1.30	5-30-2025	100,000	120,160

Health Care Providers & Services : 2.30%
Anthem Incorporated	4.10	3-1-2028	340,000	362,750
CVS Health Corporation	3.70	3-9-2023	545,000	562,628
CVS Health Corporation	4.30	3-25-2028	155,000	163,359

				1,088,737

Pharmaceuticals : 0.54%
Bristol-Myers Squibb Company 144A	4.25	10-26-2049	230,000	253,158

2

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials : 3.81%

Aerospace & Defense : 1.20%
General Dynamics Corporation	3.38%	5-15-2023	$260,000	$271,427
United Technologies Corporation ##	4.13	11-16-2028	270,000	296,476

				567,903

Air Freight & Logistics : 0.89%
FedEx Corporation	4.95	10-17-2048	385,000	419,963

Airlines : 0.85%
Aviation Capital Group Corporation 144A	2.88	1-20-2022	230,000	231,566
US Airways Group Incorporated	4.63	12-3-2026	158,617	171,290

				402,856

Industrial Conglomerates : 0.22%
General Electric Company	2.13	5-17-2037	100,000	107,017

Road & Rail : 0.65%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	300,000	308,992

Information Technology : 6.26%

Communications Equipment : 0.77%
Motorola Solutions Incorporated	4.60	2-23-2028	350,000	367,044

IT Services : 1.68%
Fiserv Incorporated %%	2.25	7-1-2025	100,000	127,540
Fiserv Incorporated	2.75	7-1-2024	155,000	156,025
Fiserv Incorporated	3.50	7-1-2029	220,000	225,602
Western Union Company	4.25	6-9-2023	275,000	289,016

				798,183

Semiconductors & Semiconductor Equipment : 1.97%
Broadcom Corporation	3.88	1-15-2027	310,000	303,916
Broadcom Incorporated 144A	4.75	4-15-2029	300,000	307,402
Qualcomm Incorporated	3.25	5-20-2027	315,000	321,188

				932,506

Technology Hardware, Storage & Peripherals : 1.84%
Apple Incorporated	3.20	5-11-2027	295,000	307,443
Apple Incorporated	3.60	7-31-2042	100,000	158,629
Dell International LLC / EMC Corporation 144A	5.45	6-15-2023	375,000	404,176

				870,248

Materials : 0.50%

Chemicals : 0.50%
Celanese US Holdings LLC	1.13	9-26-2023	100,000	117,152
Ecolab Incorporated	1.00	1-15-2024	100,000	118,052

				235,204

Real Estate : 0.44%

Equity REITs : 0.44%
American Tower Corporation	1.95	5-22-2026	100,000	121,302
Sabra Health Care LP / Sabra Capital Corp	4.80	6-1-2024	85,000	87,513

				208,815

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal		Value
Utilities : 1.75%

Electric Utilities : 1.75%
New York State Electric & Gas Corporation 144A	3.25%	12-1-2026		$300,000	$306,572
Pacificorp	3.50	6-15-2029		295,000	315,682
Union Electric Company	3.50	3-15-2029		195,000	206,492

					828,746

Total Corporate Bonds and Notes (Cost $23,905,763)					25,209,957

Foreign Corporate Bonds and Notes: 29.81%

Communication Services : 2.22%

Diversified Telecommunication Services : 1.28%
British Telecommunication plc	3.63	11-21-2047	GBP	100,000	133,329
Deutsche Telekom AG	0.88	3-25-2026	EUR	100,000	117,037
Global Switch Holdings Limited	1.50	1-31-2024	EUR	200,000	234,240
Telefonica Emisiones SAU	1.46	4-13-2026	EUR	100,000	121,033

					605,639

Wireless Telecommunication Services : 0.94%
Rogers Communications Incorporated	5.34	3-22-2021	CAD	400,000	322,224
Tele2 AB	2.13	5-15-2028	EUR	100,000	122,259

					444,483

Consumer Discretionary : 0.66%

Health Care Equipment & Supplies : 0.39%
Motability Operations Limited %%	2.38	7-3-2039	GBP	150,000	186,486

Internet & Direct Marketing Retail : 0.27%
Priceline Group Incorporated	2.38	9-23-2024	EUR	100,000	125,795

Consumer Staples : 1.25%

Beverages : 0.52%
Coca-Cola European Partners plc	1.50	11-8-2027	EUR	100,000	120,982
Heineken NV	1.75	3-17-2031	EUR	100,000	124,883

					245,865

Food Products : 0.24%
Danone SA (5 Year EUR Swap +1.43%) ±	1.75	12-31-2099	EUR	100,000	115,700

Tobacco : 0.49%
Swedish Match AB	0.88	9-23-2024	EUR	200,000	229,711

Energy : 0.55%

Oil, Gas & Consumable Fuels : 0.55%
Equinor ASA	2.88	9-10-2025	EUR	100,000	133,311
Total Capital SA	3.13	9-16-2022	EUR	100,000	125,615

					258,926

Financials : 15.52%

Banks : 9.99%
ABN AMRO Bank NV	0.50	7-17-2023	EUR	100,000	116,166
Achmea Bank NV	2.75	2-18-2021	EUR	100,000	119,056
Argenta Spaarbank NV (5 Year EUR Swap +3.95%) ±	3.88	5-24-2026	EUR	100,000	119,459
Banco Bpm SpA	2.50	6-21-2024	EUR	100,000	113,761
Bankinter SA	0.88	3-5-2024	EUR	100,000	116,717
Banque Federative du Credit Mutuel	0.75	6-8-2026	EUR	100,000	116,109

4

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
Banque Federative du Credit Mutuel	3.00%	5-21-2024	EUR	100,000	$126,126
Barclays plc (British Pound Swap Curve +1.32%) ±	2.38	10-6-2023	GBP	100,000	127,061
Bawag Group AG (5 Year EUR Swap +2.30%) ±	2.38	3-26-2029	EUR	100,000	115,621
BNP Paribas	1.25	3-19-2025	EUR	100,000	118,030
Commerzbank AG	0.50	8-28-2023	EUR	100,000	115,213
Cooperatieve Rabobank UA	0.63	2-27-2024	EUR	100,000	115,846
Credit Agricole London	1.38	3-13-2025	EUR	100,000	119,167
Credit Mutuel Arkea	3.38	3-11-2031	EUR	100,000	124,951
Credit Suisse (5 Year EUR Swap +4.00%) ±	5.75	9-18-2025	EUR	100,000	120,959
DBS Group Holdings Limited (5 Year EUR Swap +1.20%) ±	1.50	4-11-2028	EUR	100,000	115,294
De Volksbank NV	0.75	6-25-2023	EUR	100,000	116,547
FCA Bank SpA	1.63	9-29-2021	GBP	100,000	125,987
Hamburg Commercial Bank	0.50	5-23-2022	EUR	200,000	228,521
ING Bank NV (5 Year EUR Swap +2.25%) ±	3.63	2-25-2026	EUR	100,000	120,022
Intesa Sanpaolo SpA	1.13	3-4-2022	EUR	100,000	115,521
Jyske Bank AS (5 Year EUR Swap +1.90%) ±	2.25	4-5-2029	EUR	100,000	118,323
KBC Group NV	0.75	3-1-2022	EUR	100,000	116,064
Landesbank Baden-Wuerttemberg (5 Year EUR Swap +1.77%) ±	2.88	5-27-2026	EUR	100,000	117,623
Landsbankinn HF	1.38	3-14-2022	EUR	100,000	115,097
Lloyds Banking Group plc	2.25	10-16-2024	GBP	100,000	127,385
NIBC Bank NV	1.50	1-31-2022	EUR	200,000	233,838
NIBC Bank NV	2.00	4-9-2024	EUR	100,000	117,058
Nordea Bank Abp	0.88	6-26-2023	EUR	100,000	116,474
Omnicom Finance Holdings plc %%	1.40	7-8-2031	EUR	100,000	113,234
Royal Bank of Canada	1.97	3-2-2022	CAD	400,000	305,595
Royal Bank of Scotlnd Group plc (British Pound Swap Curve +1.49%) ±	2.88	9-19-2026	GBP	100,000	128,352
Toronto Dominion Bank	3.23	7-24-2024	CAD	500,000	403,333
Volkswagen Bank GmbH	0.63	9-8-2021	EUR	100,000	114,781

					4,733,291

Consumer Finance : 1.58%
CPUK Finance Limited	7.24	2-28-2024	GBP	100,000	154,171
Deutsche Telekom International Finance BV	0.63	12-1-2022	EUR	100,000	116,461
LeasePlan Corporation NV	1.38	3-7-2024	EUR	100,000	116,974
PSA Banque France	0.63	6-21-2024	EUR	100,000	114,532
Transurban Finance Company	1.75	3-29-2028	EUR	200,000	243,321

					745,459

Diversified Financial Services : 1.24%
Bevco Lux Sarl	1.75	2-9-2023	EUR	100,000	117,676
EDP Finance BV	1.63	1-26-2026	EUR	100,000	120,647
FCE Bank plc	1.88	6-24-2021	EUR	100,000	116,218
Nykredit Realkredit AS	0.88	1-17-2024	EUR	100,000	115,277
Selp Finance Sarl	1.50	11-20-2025	EUR	100,000	117,312

					587,130

Insurance : 2.20%
Aviva plc (5 Year EUR Swap +5.13%) ±	6.13	7-5-2043	EUR	100,000	133,382
Aviva plc (Ice LIBOR GBP 6 Month +4.14%) ±	6.63	6-3-2041	GBP	100,000	137,966
Legal & General Group plc (UK Government Bond 5 Year Note Generic Bid Yield +9.33%) ±	10.00	7-23-2041	GBP	100,000	147,921
Munich Re Group (ICE LIBOR GBP 3 Month +4.95%) ±	6.63	5-26-2042	GBP	100,000	143,887
Sampo Oyj	1.63	2-21-2028	EUR	100,000	121,107
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	100,000	121,614
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap rate 11:00am +2.85%) ±	2.53	4-30-2050	EUR	100,000	123,259
UMG Groupe %%	1.63	7-2-2029	EUR	100,000	113,448

					1,042,584

Mortgage REITs : 0.26%
Digital Euro Finco LLC	2.63	4-15-2024	EUR	100,000	124,740

5

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal		Value
Thrifts & Mortgage Finance : 0.25%
Aareal Bank AG (5 Year EUR Swap +2.90%) ±	4.25%	3-18-2026	EUR	100,000	$118,882

Health Care : 1.50%

Health Care Providers & Services : 0.26%
Abbott Ireland Financing Company	1.50	9-27-2026	EUR	100,000	121,936

Life Sciences Tools & Services : 0.25%
Thermo Fisher Scientific Company	1.40	1-23-2026	EUR	100,000	120,144

Pharmaceuticals : 0.99%
Bayer Capital Corporation BV	1.50	6-26-2026	EUR	100,000	117,777
Merck KGaA (5 Year EUR Swap +1.95%) ±	1.63	6-25-2079	EUR	100,000	114,286
Sanofi SA	1.25	3-21-2034	EUR	100,000	119,497
Takeda Pharmaceutical Company	1.13	11-21-2022	EUR	100,000	117,606

					469,166

Industrials : 1.77%

Commercial Services & Supplies : 0.26%
Edenred	1.88	3-6-2026	EUR	100,000	122,565

Construction & Engineering : 0.27%
Vinci SA	1.75	9-26-2030	EUR	100,000	125,825

Containers & Packaging : 0.25%
Brambles Finance plc	1.50	10-4-2027	EUR	100,000	120,014

Industrial Conglomerates : 0.49%
Koninklijke Philips NV	0.50	5-22-2026	EUR	100,000	114,921
Siemens Financieringsmat NV	0.90	2-28-2028	EUR	100,000	118,828

					233,749

Machinery : 0.25%
CNH Industrial Finance Europe SA	1.88	1-19-2026	EUR	100,000	119,101

Road & Rail : 0.25%
ALD SA	1.25	10-11-2022	EUR	100,000	116,730

Information Technology : 0.51%

IT Services : 0.25%
Capgemini SE	1.00	10-18-2024	EUR	100,000	116,963

Semiconductors & Semiconductor Equipment : 0.26%
ASML Holding NV	1.63	5-28-2027	EUR	100,000	124,118

Materials : 2.03%

Chemicals : 1.53%
Arkema Company	1.50	4-20-2027	EUR	200,000	244,461
Arkema Company (5 Year EUR Swap +2.87%) ±	2.75	12-31-2099	EUR	100,000	117,136
Sika Capital BV	0.88	4-29-2027	EUR	100,000	117,652
Sika Capital BV	1.50	4-29-2031	EUR	100,000	121,095
Solvay SA (5 Year EUR Swap +3.92%) ±	4.25	12-31-2099	EUR	100,000	124,456

					724,800

Containers & Packaging : 0.25%
DS Smith plc	2.25	9-16-2022	EUR	100,000	119,889

Paper & Forest Products : 0.25%
Mondi Finance plc	1.63	4-27-2026	EUR	100,000	119,566

6

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real Estate : 0.50%

Equity REITs : 0.50%
Inmobiliaria Colonial SA	1.45%	10-28-2024	EUR	200,000	$237,116

Utilities : 3.30%

Electric Utilities : 2.81%
Electricite de France SA	5.50	10-17-2041	GBP	100,000	182,187
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR	100,000	117,176
Eurogrid GmbH	1.88	6-10-2025	EUR	100,000	123,963
Fortum Oyj	0.88	2-27-2023	EUR	200,000	232,159
Iberdrola International BV	1.13	4-21-2026	EUR	100,000	120,398
Innogy Finance BV	1.50	7-31-2029	EUR	150,000	180,393
Reseau de Transport d’Electricite	1.88	10-23-2037	EUR	200,000	255,870
Statkraft AS	1.13	3-20-2025	EUR	100,000	119,859

					1,332,005

Multi-Utilities : 0.24%
EP Infrastructure AS	1.66	4-26-2024	EUR	100,000	112,945

Water Utilities : 0.25%
FCC Aqualia SA	1.41	6-8-2022	EUR	100,000	116,868

Total Foreign Corporate Bonds and Notes (Cost $13,720,319)					14,118,191

U.S. Treasury Securities : 0.52%
U.S. Treasury Note	2.13	3-31-2024		$220,000	223,566
U.S. Treasury Note	2.38	5-15-2029		25,000	25,820

Total U.S. Treasury Securities (Cost $242,876)					249,386

Yankee Corporate Bonds and Notes : 14.19%

Communication Services : 1.64%

Interactive Media & Services : 0.90%
Tencent Holdings Limited 144A	3.60	1-19-2028		420,000	428,624

Wireless Telecommunication Services : 0.74%
Vodafone Group plc	4.38	5-30-2028		325,000	350,995

Consumer Staples : 0.76%

Household Products : 0.76%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024		355,000	358,258

Energy : 0.59%

Oil, Gas & Consumable Fuels : 0.59%
Saudi Arabian Oil Company 144A	4.38	4-16-2049		275,000	278,550

Financials : 10.53%

Banks : 6.13%
Banco Santander SA (3 Month LIBOR +1.56%) ±	4.14	4-11-2022		400,000	406,441
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.30	3-5-2020		325,000	324,755
Credit Suisse	3.63	9-9-2024		390,000	410,355
HSBC Holdings plc	4.30	3-8-2026		295,000	316,735
ING Groep NV (3 Month LIBOR +1.15%) ±	3.48	3-29-2022		230,000	232,807
Royal Bank of Scotland Group plc	3.88	9-12-2023		325,000	333,328
Sumitomo Mitsui Financial Group	2.06	7-14-2021		200,000	199,117
Sumitomo Mitsui Financial Group (3 Month LIBOR +0.74%) ±	3.34	10-18-2022		240,000	240,450
UBS Group AG (3 Month LIBOR +1.22%) 144A±	3.74	5-23-2023		435,000	439,379

					2,903,367

7

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

		Interest rate	Maturity date	Principal	Value
Capital Markets : 1.23%
Macquarie Group Limited 144A		6.00%	1-14-2020	$570,000	$580,598

Diversified Financial Services : 2.07%
GE Capital International Funding Company		4.42	11-15-2035	225,000	221,886
Invesco Finance plc		3.13	11-30-2022	310,000	316,889
Siemens Financieringsmat Company 144A		2.35	10-15-2026	295,000	287,967
WPP Finance Limited 2010		3.75	9-19-2024	150,000	155,213

					981,955

Insurance : 1.10%
Allied World Assurance Company Holdings Limited		4.35	10-29-2025	216,000	218,228
AXIS Specialty Finance plc		4.00	12-6-2027	295,000	302,523

					520,751

Information Technology : 0.67%

Semiconductors & Semiconductor Equipment : 0.67%
NXP BV / NXP Funding LLC 144A		3.88	6-18-2026	310,000	317,844

Total Yankee Corporate Bonds and Notes (Cost $6,518,642)					6,720,942

		Yield		Shares	Value
Short-Term Investments : 0.52%

Investment Companies : 0.52%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.33%		244,856	244,856

Total Short-Term Investments (Cost $244,856)					244,856

Total investments in securities (Cost $45,431,848)	100.01%				47,371,538
Other assets and liabilities, net	(0.01)				(7,103)

Total net assets	100.00%				$47,364,435

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

CAD	Canadian dollar
EUR	Euro
EURIBOR	Euro Interbank Offer Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

8

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
50,000 GBP	56,047 EUR	JPMorgan	7-9-2019	$265	$0
50,000 GBP	56,047 EUR	JPMorgan	7-9-2019	0	(514)
160,000 USD	140,560 EUR	JPMorgan	7-9-2019	74	0
107,478 USD	95,000 EUR	JPMorgan	7-9-2019	0	(611)
116,000 USD	102,382 EUR	State Street Bank	7-9-2019	0	(488)
1,005,447 USD	1,350,000 CAD	State Street Bank	7-9-2019	0	(25,623)
11,767,326 USD	10,500,000 EUR	State Street Bank	7-9-2019	0	(179,366)
112,096 USD	100,000 EUR	State Street Bank	7-9-2019	0	(1,682)
226,866 USD	200,000 EUR	State Street Bank	7-9-2019	0	(690)
2,235,431 USD	1,750,000 GBP	State Street Bank	7-9-2019	12,215	0

				$12,554	$(208,974)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of priod	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	48,949,303	48,704,447	244,856	$244,856	0.52%

Wells Fargo Global Investment Grade Credit Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$828,206	$0	$828,206
Corporate bonds and notes	0	25,209,957	0	25,209,957
Foreign corporate bonds and notes	0	14,118,191	0	14,118,191
U.S. Treasury securities	249,386	0	0	249,386
Yankee corporate bonds and notes	0	6,720,942	0	6,720,942
Short-term investments
Investment companies	244,856	0	0	244,856

	494,242	46,877,296	0	47,371,538
Forward foreign currency contracts	0	12,554		12,554

Total assets	$494,242	$46,889,850	$0	$47,384,092

Liabilities
Forward foreign currency contracts	$0	$208,974	$0	$208,974

Total liabilities	$0	$208,974	$0	$208,974

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$36,694	$43,608

Total Agency Securities (Cost $36,694)				43,608

			Shares
Common Stocks : 59.91%

Communication Services : 6.11%

Diversified Telecommunication Services : 1.21%
AT&T Incorporated			237,163	7,947,332
CenturyLink Incorporated			31,179	366,665
Verizon Communications Incorporated			134,398	7,678,158

				15,992,155

Entertainment : 1.21%
Activision Blizzard Incorporated			24,893	1,174,950
Electronic Arts Incorporated †			9,640	976,146
Netflix Incorporated †			14,208	5,218,883
Take-Two Interactive Software Incorporated †			3,656	415,066
The Walt Disney Company			56,730	7,921,777
Viacom Incorporated Class B			11,492	343,266

				16,050,088

Interactive Media & Services : 2.82%
Alphabet Incorporated Class A †			9,730	10,535,644
Alphabet Incorporated Class C †			9,959	10,764,783
Facebook Incorporated Class A †			78,075	15,068,475
TripAdvisor Incorporated †			3,363	155,673
Twitter Incorporated †			23,729	828,142

				37,352,717

Media : 0.87%
CBS Corporation Class B			11,437	570,706
Charter Communications Incorporated Class A †			5,590	2,209,056
Comcast Corporation Class A			147,190	6,223,193
Discovery Communications Incorporated Class A †			5,129	157,460
Discovery Communications Incorporated Class C †			11,717	333,349
DISH Network Corporation Class A †			7,498	287,998
Fox Corporation Class A			11,515	421,910
Fox Corporation Class B			5,276	192,732
Interpublic Group of Companies Incorporated			12,578	284,137
News Corporation Class A			12,528	169,003
News Corporation Class B			4,021	56,133
Omnicom Group Incorporated			7,155	586,352

				11,492,029

Consumer Discretionary : 6.11%

Auto Components : 0.07%
Aptiv plc			8,379	677,275
BorgWarner Incorporated			6,735	282,735

				960,010

Automobiles : 0.24%
Ford Motor Company			127,345	1,302,739
General Motors Company			42,867	1,651,666
Harley-Davidson Incorporated			5,169	185,205

				3,139,610

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Distributors : 0.06%
Genuine Parts Company	4,746	$491,591
LKQ Corporation †	10,203	271,502

		763,093

Diversified Consumer Services : 0.01%
H&R Block Incorporated	6,606	193,556

Hotels, Restaurants & Leisure : 1.16%
Carnival Corporation	13,012	605,709
Chipotle Mexican Grill Incorporated †	792	580,441
Darden Restaurants Incorporated	3,996	486,433
Hilton Worldwide Holdings Incorporated	9,458	924,425
Marriott International Incorporated Class A	8,981	1,259,944
McDonald’s Corporation	24,814	5,152,875
MGM Resorts International	16,584	473,805
Norwegian Cruise Line Holdings Limited †	6,999	375,356
Royal Caribbean Cruises Limited	5,586	677,079
Starbucks Corporation	39,360	3,299,549
Wynn Resorts Limited	3,148	390,321
Yum! Brands Incorporated	9,943	1,100,392

		15,326,329

Household Durables : 0.19%
D.R. Horton Incorporated	11,035	475,940
Garmin Limited	3,939	314,332
Leggett & Platt Incorporated	4,265	163,648
Lennar Corporation Class A	9,275	449,467
Mohawk Industries Incorporated †	2,000	294,940
Newell Rubbermaid Incorporated	12,650	195,063
Pulte Group Incorporated	8,286	262,003
Whirlpool Corporation	2,057	292,835

		2,448,228

Internet & Direct Marketing Retail : 2.24%
Amazon.com Incorporated †	13,439	25,448,470
Booking Holdings Incorporated †	1,406	2,635,842
eBay Incorporated	26,622	1,051,569
Expedia Group Incorporated	3,844	511,367

		29,647,248

Leisure Products : 0.03%
Hasbro Incorporated	3,762	397,568

Multiline Retail : 0.30%
Dollar General Corporation	8,394	1,134,533
Dollar Tree Incorporated †	7,720	829,051
Kohl’s Corporation	5,265	250,351
Macy’s Incorporated	10,037	215,394
Nordstrom Incorporated	3,417	108,866
Target Corporation	16,648	1,441,883

		3,980,078

Specialty Retail : 1.38%
Advance Auto Parts Incorporated	2,331	359,300
AutoZone Incorporated †	796	875,178
Best Buy Company Incorporated	7,550	526,462
CarMax Incorporated †	5,401	468,969
Foot Locker Incorporated	3,649	152,966
L Brands Incorporated	7,454	194,549
Lowe’s Companies Incorporated	25,441	2,567,251
O’Reilly Automotive Incorporated †	2,543	939,181
Ross Stores Incorporated	11,940	1,183,493

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Specialty Retail (continued)
The Gap Incorporated	6,878	$123,598
The Home Depot Incorporated	35,755	7,435,967
The TJX Companies Incorporated	39,408	2,083,895
Tiffany & Company	3,511	328,770
Tractor Supply Company	3,920	426,496
ULTA Beauty Incorporated †	1,804	625,790

		18,291,865

Textiles, Apparel & Luxury Goods : 0.43%
Capri Holdings Limited †	4,904	170,071
HanesBrands Incorporated	11,747	202,283
Nike Incorporated Class B	40,840	3,428,518
PVH Corporation	2,433	230,259
Ralph Lauren Corporation	1,695	192,535
Tapestry Incorporated	9,429	299,182
Under Armour Incorporated Class A †	6,109	154,863
Under Armour Incorporated Class C †	6,313	140,149
VF Corporation	10,583	924,425

		5,742,285

Consumer Staples : 4.36%

Beverages : 1.12%
Brown-Forman Corporation Class B	5,406	299,655
Constellation Brands Incorporated Class A	5,433	1,069,975
Molson Coors Brewing Company Class B	6,102	341,712
Monster Beverage Corporation †	12,718	811,790
PepsiCo Incorporated	45,555	5,973,627
The Coca-Cola Company	124,772	6,353,390

		14,850,149

Food & Staples Retailing : 0.89%
Costco Wholesale Corporation	14,292	3,776,804
Sysco Corporation	15,367	1,086,754
The Kroger Company	26,214	569,106
Wal-Mart Stores Incorporated	45,456	5,022,433
Walgreens Boots Alliance Incorporated	25,254	1,380,636

		11,835,733

Food Products : 0.69%
Archer Daniels Midland Company	18,204	742,723
Campbell Soup Company «	6,263	250,958
ConAgra Foods Incorporated	15,791	418,777
General Mills Incorporated	19,458	1,021,934
Hormel Foods Corporation «	8,848	358,698
Kellogg Company	8,077	432,685
Lamb Weston Holdings Incorporated	4,753	301,150
McCormick & Company Incorporated	3,979	616,785
Mondelez International Incorporated Class A	46,809	2,523,005
The Hershey Company	4,526	606,620
The J.M. Smucker Company	3,696	425,742
The Kraft Heinz Company	20,218	627,567
Tyson Foods Incorporated Class A	9,580	773,489

		9,100,133

Household Products : 1.03%
Church & Dwight Company Incorporated	8,001	584,553
Colgate-Palmolive Company	27,899	1,999,521
Kimberly-Clark Corporation	11,172	1,489,004
The Clorox Company	4,138	633,569

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Household Products (continued)
The Procter & Gamble Company	81,513	$8,937,900

		13,644,547

Personal Products : 0.11%
Coty Incorporated Class A	9,766	130,864
The Estee Lauder Companies Incorporated Class A	7,125	1,304,659

		1,435,523

Tobacco : 0.52%
Altria Group Incorporated	60,799	2,878,833
Philip Morris International Incorporated	50,559	3,970,398

		6,849,231

Energy : 3.02%

Energy Equipment & Services : 0.27%
Baker Hughes Incorporated	16,733	412,134
Halliburton Company	28,402	645,861
Helmerich & Payne Incorporated	3,590	181,726
National Oilwell Varco Incorporated	12,541	278,786
Schlumberger Limited	45,013	1,788,817
TechnipFMC plc	13,686	355,015

		3,662,339

Oil, Gas & Consumable Fuels : 2.75%
Anadarko Petroleum Corporation	16,317	1,151,328
Apache Corporation	12,217	353,926
Cabot Oil & Gas Corporation	13,755	315,815
Chevron Corporation	61,903	7,703,209
Cimarex Energy Company	3,295	195,492
Concho Resources Incorporated	6,519	672,630
ConocoPhillips	36,727	2,240,347
Devon Energy Corporation	13,493	384,820
Diamondback Energy Incorporated	5,030	548,119
EOG Resources Incorporated	18,859	1,756,904
Exxon Mobil Corporation	137,497	10,536,395
Hess Corporation	8,283	526,550
HollyFrontier Corporation	5,105	236,259
Kinder Morgan Incorporated	63,266	1,320,994
Marathon Oil Corporation	26,580	377,702
Marathon Petroleum Corporation	21,533	1,203,264
Noble Energy Incorporated	15,540	348,096
Occidental Petroleum Corporation	24,308	1,222,206
ONEOK Incorporated	13,414	923,017
Phillips 66	13,573	1,269,618
Pioneer Natural Resources Company	5,473	842,076
The Williams Companies Incorporated	39,378	1,104,159
Valero Energy Corporation	13,559	1,160,786

		36,393,712

Financials : 7.86%

Banks : 3.29%
Bank of America Corporation	287,357	8,333,353
BB&T Corporation	24,890	1,222,846
Citigroup Incorporated	75,148	5,262,614
Citizens Financial Group Incorporated	14,894	526,652
Comerica Incorporated	5,009	363,854
Fifth Third Bancorp	23,630	659,277
First Republic Bank	5,354	522,818
Huntington Bancshares Incorporated	34,006	469,963
JPMorgan Chase & Company	105,419	11,785,844

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Banks (continued)
KeyCorp	32,766	$581,597
M&T Bank Corporation	4,439	754,941
People’s United Financial Incorporated	12,816	215,052
PNC Financial Services Group Incorporated	14,670	2,013,898
Regions Financial Corporation	32,927	491,929
SunTrust Banks Incorporated	14,423	906,486
SVB Financial Group †	1,699	381,578
US Bancorp	48,632	2,548,317
Wells Fargo & Company (l)	131,446	6,220,025
Zions Bancorporation	5,932	272,753

		43,533,797

Capital Markets : 1.62%
Affiliated Managers Group Incorporated	1,663	153,229
Ameriprise Financial Incorporated	4,351	631,591
Bank of New York Mellon Corporation	28,628	1,263,926
BlackRock Incorporated	3,866	1,814,314
CBOE Holdings Incorporated	3,630	376,177
CME Group Incorporated	11,633	2,258,082
E*TRADE Financial Corporation	7,950	354,570
Franklin Resources Incorporated	9,566	332,897
Intercontinental Exchange Incorporated	18,323	1,574,679
Invesco Limited	13,017	266,328
MarketAxess Holdings Incorporated	1,225	393,749
Moody’s Corporation	5,360	1,046,862
Morgan Stanley	41,547	1,820,174
MSCI Incorporated	2,751	656,911
Northern Trust Corporation	7,074	636,660
Raymond James Financial Incorporated	4,106	347,162
S&P Global Incorporated	7,997	1,821,637
State Street Corporation	12,126	679,784
T. Rowe Price Group Incorporated	7,684	843,012
The Charles Schwab Corporation	38,612	1,551,816
The Goldman Sachs Group Incorporated	11,056	2,262,058
The NASDAQ OMX Group Incorporated	3,769	362,465

		21,448,083

Consumer Finance : 0.43%
American Express Company	22,252	2,746,787
Capital One Financial Corporation	15,261	1,384,783
Discover Financial Services	10,519	816,169
Synchrony Financial	20,609	714,514

		5,662,253

Diversified Financial Services : 1.02%
Berkshire Hathaway Incorporated Class B †	62,973	13,423,954
Jefferies Financial Group Incorporated	8,233	158,321

		13,582,275

Insurance : 1.50%
AFLAC Incorporated	24,225	1,327,772
American International Group Incorporated	28,264	1,505,906
Aon plc	7,816	1,508,332
Arthur J. Gallagher & Company	6,020	527,292
Assurant Incorporated	1,997	212,441
Chubb Limited	14,880	2,191,675
Cincinnati Financial Corporation	4,930	511,093
Everest Reinsurance Group Limited	1,323	327,019
Lincoln National Corporation	6,575	423,759
Loews Corporation	8,719	476,668
Marsh & McLennan Companies Incorporated	16,617	1,657,546
MetLife Incorporated	30,884	1,534,008
Principal Financial Group Incorporated	8,418	487,571

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Insurance (continued)
Prudential Financial Incorporated	13,194	$1,332,594
The Allstate Corporation	10,825	1,100,794
The Hartford Financial Services Group Incorporated	11,748	654,599
The Progressive Corporation	18,978	1,516,912
The Travelers Companies Incorporated	8,511	1,272,565
Torchmark Corporation	3,286	293,966
Unum Group	6,885	230,992
Willis Towers Watson plc	4,200	804,468

		19,897,972

Health Care : 8.51%

Biotechnology : 1.31%
AbbVie Incorporated	48,041	3,493,542
Alexion Pharmaceuticals Incorporated †	7,287	954,451
Amgen Incorporated	19,820	3,652,430
Biogen Incorporated †	6,300	1,473,381
Celgene Corporation †	22,919	2,118,632
Gilead Sciences Incorporated	41,321	2,791,647
Incyte Corporation †	5,784	491,409
Regeneron Pharmaceuticals Incorporated †	2,555	799,715
Vertex Pharmaceuticals Incorporated †	8,323	1,526,272

		17,301,479

Health Care Equipment & Supplies : 2.12%
Abbott Laboratories	57,331	4,821,537
ABIOMED Incorporated †	1,466	381,878
Align Technology Incorporated †	2,365	647,301
Baxter International Incorporated	15,418	1,262,734
Becton Dickinson & Company	8,766	2,209,120
Boston Scientific Corporation †	45,192	1,942,352
Danaher Corporation	20,474	2,926,144
Dentsply Sirona Incorporated	7,603	443,711
Edwards Lifesciences Corporation †	6,775	1,251,614
Hologic Incorporated †	8,710	418,254
IDEXX Laboratories Incorporated †	2,795	769,547
Intuitive Surgical Incorporated †	3,751	1,967,587
Medtronic plc	43,568	4,243,088
ResMed Incorporated	4,660	568,660
Stryker Corporation	10,064	2,068,957
Teleflex Incorporated	1,499	496,394
The Cooper Companies Incorporated	1,607	541,382
Varian Medical Systems Incorporated †	2,955	402,264
Zimmer Biomet Holdings Incorporated	6,655	783,560

		28,146,084

Health Care Providers & Services : 1.61%
AmerisourceBergen Corporation	5,053	430,819
Anthem Incorporated	8,358	2,358,711
Cardinal Health Incorporated	9,686	456,211
Centene Corporation †	13,434	704,479
Cigna Corporation	12,331	1,942,749
CVS Health Corporation	42,217	2,300,404
DaVita HealthCare Partners Incorporated †	4,110	231,229
HCA Holdings Incorporated	8,677	1,172,870
Henry Schein Incorporated	4,844	338,596
Humana Incorporated	4,388	1,164,136
Laboratory Corporation of America Holdings †	3,200	553,280
McKesson Corporation	6,172	829,455
Quest Diagnostics Incorporated	4,366	444,502
UnitedHealth Group Incorporated	30,883	7,535,761
Universal Health Services Incorporated Class B	2,693	351,140
WellCare Health Plans Incorporated †	1,634	465,804

		21,280,146

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Health Care Technology : 0.06%
Cerner Corporation	10,575	$775,148

Life Sciences Tools & Services : 0.65%
Agilent Technologies Incorporated	10,268	766,712
Illumina Incorporated †	4,776	1,758,284
IQVIA Holdings Incorporated †	5,128	825,095
Mettler-Toledo International Incorporated †	805	676,200
PerkinElmer Incorporated	3,604	347,209
Thermo Fisher Scientific Incorporated	12,998	3,817,253
Waters Corporation †	2,257	485,797

		8,676,550

Pharmaceuticals : 2.76%
Allergan plc	10,013	1,676,477
Bristol-Myers Squibb Company	53,156	2,410,625
Eli Lilly & Company	28,078	3,110,762
Johnson & Johnson	86,281	12,017,218
Merck & Company Incorporated	83,668	7,015,562
Mylan NV †	16,751	318,939
Nektar Therapeutics †	5,664	201,525
Perrigo Company plc	4,065	193,575
Pfizer Incorporated	180,416	7,815,621
Zoetis Incorporated	15,555	1,765,337

		36,525,641

Industrials : 5.57%

Aerospace & Defense : 1.51%
Arconic Incorporated	12,975	335,015
General Dynamics Corporation	8,824	1,604,380
Huntington Ingalls Industries Incorporated	1,349	303,174
L3Harris Technologies Incorporated	3,838	725,881
Lockheed Martin Corporation	7,988	2,903,958
Northrop Grumman Corporation	5,517	1,782,598
Raytheon Company	9,051	1,573,788
Textron Incorporated	7,563	401,142
The Boeing Company	17,003	6,189,262
TransDigm Group Incorporated †	1,589	768,758
United Technologies Corporation	26,359	3,431,942

		20,019,898

Air Freight & Logistics : 0.33%
C.H. Robinson Worldwide Incorporated	4,437	374,261
Expeditors International of Washington Incorporated	5,589	423,982
FedEx Corporation	7,790	1,279,040
United Parcel Service Incorporated Class B	22,668	2,340,924

		4,418,207

Airlines : 0.24%
Alaska Air Group Incorporated	4,013	256,471
American Airlines Group Incorporated	12,865	419,528
Delta Air Lines Incorporated	19,359	1,098,623
Southwest Airlines Company	15,883	806,539
United Continental Holdings Incorporated †	7,182	628,784

		3,209,945

Building Products : 0.17%
A.O. Smith Corporation	4,586	216,276
Allegion plc	3,052	337,399
Fortune Brands Home & Security Incorporated	4,545	259,656
Johnson Controls International plc	25,860	1,068,277

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Building Products (continued)
Masco Corporation	9,539	$374,310

		2,255,918

Commercial Services & Supplies : 0.26%
Cintas Corporation	2,752	653,022
Copart Incorporated †	6,551	489,622
Republic Services Incorporated	7,002	606,653
Rollins Incorporated	4,789	171,781
Waste Management Incorporated	12,696	1,464,738

		3,385,816

Construction & Engineering : 0.04%
Jacobs Engineering Group Incorporated	3,729	314,690
Quanta Services Incorporated	4,617	176,323

		491,013

Electrical Equipment : 0.29%
AMETEK Incorporated	7,404	672,579
Eaton Corporation plc	13,749	1,145,017
Emerson Electric Company	19,973	1,332,599
Rockwell Automation Incorporated	3,845	629,926

		3,780,121

Industrial Conglomerates : 0.87%
3M Company	18,732	3,247,005
General Electric Company	283,400	2,975,700
Honeywell International Incorporated	23,649	4,128,879
Roper Industries Incorporated	3,373	1,235,395

		11,586,979

Machinery : 0.95%
Caterpillar Incorporated	18,583	2,532,677
Cummins Incorporated	4,708	806,669
Deere & Company	10,301	1,706,979
Dover Corporation	4,722	473,144
Flowserve Corporation	4,261	224,512
Fortive Corporation	9,583	781,206
Illinois Tool Works Incorporated	9,739	1,468,739
Ingersoll-Rand plc	7,836	992,586
PACCAR Incorporated	11,258	806,748
Parker-Hannifin Corporation	4,168	708,602
Pentair plc	5,139	191,171
Snap-on Incorporated	1,799	297,986
Stanley Black & Decker Incorporated	4,924	712,060
Wabtec Corporation	5,257	377,242
Xylem Incorporated	5,847	489,043

		12,569,364

Professional Services : 0.19%
Equifax Incorporated	3,926	530,952
IHS Markit Limited †	11,822	753,298
Nielsen Holdings plc	11,553	261,098
Robert Half International Incorporated	3,849	219,431
Verisk Analytics Incorporated	5,319	779,021

		2,543,800

Road & Rail : 0.62%
CSX Corporation	24,980	1,932,703
J.B. Hunt Transport Services Incorporated	2,826	258,325
Kansas City Southern	3,269	398,230

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Road & Rail (continued)
Norfolk Southern Corporation	8,643	$1,722,809
Union Pacific Corporation	23,002	3,889,868

		8,201,935

Trading Companies & Distributors : 0.10%
Fastenal Company	18,599	606,141
United Rentals Incorporated †	2,554	338,737
W.W. Grainger Incorporated	1,459	391,348

		1,336,226

Information Technology : 12.87%

Communications Equipment : 0.72%
Arista Networks Incorporated †	1,717	445,768
Cisco Systems Incorporated	139,110	7,613,490
F5 Networks Incorporated †	1,939	282,377
Juniper Networks Incorporated	11,189	297,963
Motorola Solutions Incorporated	5,354	892,672

		9,532,270

Electronic Equipment, Instruments & Components : 0.28%
Amphenol Corporation Class A	9,708	931,386
Corning Incorporated	25,502	847,431
FLIR Systems Incorporated	4,400	238,040
IPG Photonics Corporation †	1,156	178,313
Keysight Technologies Incorporated †	6,114	549,098
TE Connectivity Limited	10,947	1,048,504

		3,792,772

IT Services : 3.19%
Accenture plc Class A	20,728	3,829,913
Akamai Technologies Incorporated †	5,332	427,306
Alliance Data Systems Corporation	1,463	205,010
Automatic Data Processing Incorporated	14,144	2,338,428
Broadridge Financial Solutions Incorporated	3,773	481,737
Cognizant Technology Solutions Corporation Class A	18,499	1,172,652
DXC Technology Company	8,718	480,798
Fidelity National Information Services Incorporated	10,524	1,291,084
Fiserv Incorporated †	12,753	1,162,563
FleetCor Technologies Incorporated †	2,801	786,661
Gartner Incorporated †	2,927	471,071
Global Payments Incorporated	5,091	815,222
International Business Machines Corporation	28,813	3,973,313
Jack Henry & Associates Incorporated	2,508	335,871
MasterCard Incorporated Class A	29,207	7,726,128
Paychex Incorporated	10,394	855,322
PayPal Holdings Incorporated †	38,181	4,370,197
The Western Union Company	13,996	278,380
Total System Services Incorporated	5,290	678,548
VeriSign Incorporated †	3,408	712,817
Visa Incorporated Class A	56,511	9,807,484

		42,200,505

Semiconductors & Semiconductor Equipment : 2.25%
Advanced Micro Devices Incorporated †	28,822	875,324
Analog Devices Incorporated	12,016	1,356,246
Applied Materials Incorporated	30,420	1,366,162
Broadcom Incorporated	12,864	3,703,031
Intel Corporation	145,489	6,964,558
KLA-Tencor Corporation	5,251	620,668
Lam Research Corporation	4,871	914,969

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Incorporated	8,852	$529,527
Microchip Technology Incorporated «	7,732	670,364
Micron Technology Incorporated †	35,964	1,387,851
NVIDIA Corporation	19,791	3,250,276
Qorvo Incorporated †	3,871	257,847
QUALCOMM Incorporated	39,506	3,005,221
Skyworks Solutions Incorporated	5,611	433,562
Texas Instruments Incorporated	30,488	3,498,803
Xilinx Incorporated	8,251	972,958

		29,807,367

Software : 4.06%
Adobe Systems Incorporated †	15,857	4,672,265
Ansys Incorporated †	2,726	558,339
Autodesk Incorporated †	7,137	1,162,617
Cadence Design Systems Incorporated †	9,133	646,708
Citrix Systems Incorporated	4,064	398,841
Fortinet Incorporated †	4,716	362,330
Intuit Incorporated	8,424	2,201,444
Microsoft Corporation	249,018	33,358,451
Oracle Corporation	78,855	4,492,369
Red Hat Incorporated †	5,776	1,084,502
Salesforce.com Incorporated †	25,235	3,828,907
Symantec Corporation	20,089	437,137
Synopsys Incorporated †	4,870	626,720

		53,830,630

Technology Hardware, Storage & Peripherals : 2.37%
Apple Incorporated	142,044	28,113,348
Hewlett Packard Enterprise Company	43,517	650,579
HP Incorporated	48,950	1,017,671
NetApp Incorporated	8,026	495,204
Seagate Technology plc	8,187	385,771
Western Digital Corporation	9,521	452,724
Xerox Corporation	6,350	224,854

		31,340,151

Materials : 1.68%

Chemicals : 1.21%
Air Products & Chemicals Incorporated	7,153	1,619,225
Albemarle Corporation «	3,443	242,422
Celanese Corporation Series A	4,114	443,489
CF Industries Holdings Incorporated	7,183	335,518
Corteva Incorporated	24,333	719,527
Dow Incorporated	24,334	1,199,910
Dupont de Nemours Incorporated	24,333	1,826,678
Eastman Chemical Company	4,502	350,391
Ecolab Incorporated	8,242	1,627,300
FMC Corporation	4,278	354,860
International Flavors & Fragrances Incorporated «	3,293	477,781
Linde plc	17,638	3,541,710
LyondellBasell Industries NV Class A	9,868	849,931
PPG Industries Incorporated	7,672	895,399
The Mosaic Company	11,534	288,696
The Sherwin-Williams Company	2,639	1,209,427

		15,982,264

Construction Materials : 0.08%
Martin Marietta Materials Incorporated	2,030	467,123
Vulcan Materials Company	4,292	589,335

		1,056,458

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Containers & Packaging : 0.23%
Amcor plc †	52,745	$606,040
Avery Dennison Corporation	2,742	317,195
Ball Corporation	10,878	761,351
International Paper Company	12,912	559,348
Packaging Corporation of America	3,070	292,632
Sealed Air Corporation	5,059	216,424
WestRock Company	8,353	304,634

		3,057,624

Metals & Mining : 0.16%
Freeport-McMoRan Incorporated	47,142	547,319
Newmont Mining Corporation	26,636	1,024,687
Nucor Corporation	9,905	545,766

		2,117,772

Real Estate : 1.83%

Equity REITs : 1.79%
Alexandria Real Estate Equities Incorporated	3,669	517,659
American Tower Corporation	14,364	2,936,720
Apartment Investment & Management Company Class A	4,836	242,380
AvalonBay Communities Incorporated	4,530	920,405
Boston Properties Incorporated	5,021	647,709
Crown Castle International Corporation	13,511	1,761,159
Digital Realty Trust Incorporated	6,768	797,203
Duke Realty Corporation	11,680	369,205
Equinix Incorporated	2,731	1,377,216
Equity Residential	12,039	914,001
Essex Property Trust Incorporated	2,135	623,271
Extra Space Storage Incorporated	4,141	439,360
Federal Realty Investment Trust	2,433	313,273
HCP Incorporated	15,533	496,745
Host Hotels & Resorts Incorporated	24,077	438,683
Iron Mountain Incorporated	9,323	291,810
Kimco Realty Corporation	13,715	253,453
Mid-America Apartment Communities Incorporated	3,704	436,183
Prologis Incorporated	20,499	1,641,970
Public Storage Incorporated	4,877	1,161,555
Realty Income Corporation	10,231	705,632
Regency Centers Corporation	5,430	362,398
SBA Communications Corporation †	3,680	827,411
Simon Property Group Incorporated	10,041	1,604,150
SL Green Realty Corporation	2,739	220,133
The Macerich Company	3,442	115,273
UDR Incorporated	9,157	411,058
Ventas Incorporated	12,004	820,473
Vornado Realty Trust	5,641	361,588
Welltower Incorporated	13,159	1,072,853
Weyerhaeuser Company	24,203	637,507

		23,718,436

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	10,163	521,362

Utilities : 1.99%

Electric Utilities : 1.20%
Alliant Energy Corporation	7,678	376,836
American Electric Power Company Incorporated	16,035	1,411,240
Duke Energy Corporation	23,659	2,087,670
Edison International	10,588	713,737
Entergy Corporation	6,172	635,284
Evergy Incorporated	7,932	477,110
Eversource Energy	10,434	790,480

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

			Shares	Value
Electric Utilities (continued)
Exelon Corporation			31,553	$1,512,651
FirstEnergy Corporation			16,406	702,341
NextEra Energy Incorporated			15,564	3,188,441
Pinnacle West Capital Corporation			3,648	343,240
PPL Corporation			23,454	727,309
The Southern Company			33,823	1,869,735
Xcel Energy Incorporated			16,725	994,970

				15,831,044

Gas Utilities : 0.03%
Atmos Energy Corporation			3,801	401,234

Independent Power & Renewable Electricity Producers : 0.05%
AES Corporation			21,569	361,496
NRG Energy Incorporated			8,681	304,877

				666,373

Multi-Utilities : 0.66%
Ameren Corporation			7,981	599,453
CenterPoint Energy Incorporated			16,319	467,213
CMS Energy Corporation			9,221	533,988
Consolidated Edison Incorporated			10,629	931,951
Dominion Energy Incorporated			26,074	2,016,042
DTE Energy Company			5,954	761,398
NiSource Incorporated			12,125	349,200
Public Service Enterprise Group Incorporated			16,425	966,119
Sempra Energy			8,917	1,225,552
WEC Energy Group Incorporated			10,251	854,626

				8,705,542

Water Utilities : 0.05%
American Water Works Company Incorporated			5,866	680,456

Total Common Stocks (Cost $342,175,712)				793,419,136

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	2.73%	12-25-2034	$8,981	8,725

Total Non-Agency Mortgage-Backed Securities (Cost $8,981)				8,725

U.S. Treasury Securities : 38.12%
U.S. Treasury Bond	2.13	9-30-2024	1,844,000	1,874,397
U.S. Treasury Bond	2.13	11-30-2024	1,852,000	1,882,818
U.S. Treasury Bond	2.25	8-15-2046	2,681,000	2,529,461
U.S. Treasury Bond	2.50	2-15-2045	2,860,000	2,845,923
U.S. Treasury Bond	2.50	2-15-2046	2,659,000	2,641,550
U.S. Treasury Bond	2.50	5-15-2046	2,643,000	2,624,313
U.S. Treasury Bond	2.75	8-15-2042	1,340,000	1,404,645
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,865,389
U.S. Treasury Bond	2.75	8-15-2047	2,582,000	2,690,827
U.S. Treasury Bond	2.75	11-15-2047	2,602,000	2,711,975
U.S. Treasury Bond	2.88	5-15-2028	4,464,000	4,790,430
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,707,718
U.S. Treasury Bond	2.88	8-15-2045	2,862,000	3,055,520
U.S. Treasury Bond	2.88	11-15-2046	2,645,000	2,826,947
U.S. Treasury Bond	3.00	5-15-2042	904,000	988,927
U.S. Treasury Bond	3.00	11-15-2044	2,772,000	3,025,162
U.S. Treasury Bond	3.00	5-15-2045	2,864,000	3,128,361
U.S. Treasury Bond	3.00	11-15-2045	2,835,000	3,098,899
U.S. Treasury Bond	3.00	2-15-2047	2,651,000	2,903,570
U.S. Treasury Bond	3.00	5-15-2047	2,626,000	2,872,906
U.S. Treasury Bond	3.00	2-15-2048	2,812,000	3,075,955

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	8-15-2048	$2,099,000	$2,298,569
U.S. Treasury Bond	3.00	2-15-2049	3,006,000	3,296,737
U.S. Treasury Bond	3.13	11-15-2041	846,000	945,967
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,190,922
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,986,443
U.S. Treasury Bond	3.13	8-15-2044	2,827,000	3,151,001
U.S. Treasury Bond	3.13	5-15-2048	2,895,000	3,244,096
U.S. Treasury Bond	3.38	5-15-2044	2,936,000	3,408,627
U.S. Treasury Bond	3.38	11-15-2048	3,002,000	3,528,757
U.S. Treasury Bond	3.50	2-15-2039	731,000	867,520
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,653,320
U.S. Treasury Bond	3.63	2-15-2044	2,898,000	3,498,656
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,139,767
U.S. Treasury Bond	3.75	11-15-2043	2,870,000	3,529,988
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,180,505
U.S. Treasury Bond	4.25	5-15-2039	681,000	890,088
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,280,786
U.S. Treasury Bond	4.38	2-15-2038	381,000	503,233
U.S. Treasury Bond	4.38	11-15-2039	757,000	1,005,598
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,434,330
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,123,379
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,103,499
U.S. Treasury Bond	4.50	5-15-2038	428,000	574,506
U.S. Treasury Bond	4.50	8-15-2039	721,000	973,068
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,750,413
U.S. Treasury Bond	4.75	2-15-2037	264,000	361,216
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,515,483
U.S. Treasury Bond	5.00	5-15-2037	375,000	528,311
U.S. Treasury Bond	5.25	11-15-2028	479,000	612,297
U.S. Treasury Bond	5.25	2-15-2029	349,000	448,029
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,009,384
U.S. Treasury Bond	5.50	8-15-2028	369,000	477,235
U.S. Treasury Bond	6.13	11-15-2027	525,000	694,005
U.S. Treasury Bond	6.13	8-15-2029	293,000	403,092
U.S. Treasury Bond	6.25	5-15-2030	478,000	674,036
U.S. Treasury Bond	6.38	8-15-2027	224,000	298,568
U.S. Treasury Bond	6.88	8-15-2025	224,000	288,838
U.S. Treasury Note	1.13	2-28-2021	3,264,000	3,226,515
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,301,213
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,202,618
U.S. Treasury Note	1.13	8-31-2021	2,233,000	2,202,907
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,158,513
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,218,770
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,162,872
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,793,206
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,328,932
U.S. Treasury Note	1.38	9-15-2020	1,598,000	1,588,137
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,334,107
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,157,020
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,168,933
U.S. Treasury Note	1.38	4-30-2021	3,245,000	3,220,409
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,222,879
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,708,291
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,789,887
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,750,705
U.S. Treasury Note	1.50	6-15-2020	1,680,000	1,672,519
U.S. Treasury Note	1.50	7-15-2020	1,683,000	1,675,242
U.S. Treasury Note	1.50	8-15-2020	1,684,000	1,676,106
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,615,479
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,621,332
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,664,506
U.S. Treasury Note	1.50	8-15-2026	4,143,000	4,034,894
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,430,571

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	7-31-2020	$3,213,000	$3,201,955
U.S. Treasury Note	1.63	10-15-2020	1,591,000	1,585,717
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,158,893
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,245,801
U.S. Treasury Note	1.63	8-31-2022	2,373,000	2,364,657
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,100,177
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,703,581
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,706,635
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,814,168
U.S. Treasury Note	1.63	2-15-2026	4,269,000	4,204,131
U.S. Treasury Note	1.63	5-15-2026	4,111,000	4,043,393
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,582,152
U.S. Treasury Note	1.75	11-15-2020	1,588,000	1,585,457
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,348,023
U.S. Treasury Note	1.75	11-30-2021	2,003,000	2,003,078
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,637,512
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,640,513
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,612,882
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,448,566
U.S. Treasury Note	1.75	5-31-2022	2,343,000	2,343,915
U.S. Treasury Note	1.75	6-30-2022	2,347,000	2,349,200
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,771,692
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,684,592
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,117,609
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,886,230
U.S. Treasury Note	1.88	12-15-2020	1,619,000	1,619,506
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,653,702
U.S. Treasury Note	1.88	1-31-2022	2,358,000	2,365,553
U.S. Treasury Note	1.88	2-28-2022	2,348,000	2,355,980
U.S. Treasury Note	1.88	3-31-2022	2,371,000	2,380,817
U.S. Treasury Note	1.88	4-30-2022	2,376,000	2,384,817
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,802,503
U.S. Treasury Note	1.88	7-31-2022	2,337,000	2,346,677
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,761,263
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,258,362
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,657,477
U.S. Treasury Note	1.88	8-31-2024	1,968,000	1,976,687
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,306,816
U.S. Treasury Note	2.00	9-30-2020	2,093,000	2,095,780
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,270,426
U.S. Treasury Note	2.00	1-15-2021	1,617,000	1,620,790
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,427,809
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,565,333
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,649,269
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,658,469
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,500,531
U.S. Treasury Note	2.00	12-31-2021	2,300,000	2,314,824
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,690,346
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,792,168
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,256,883
U.S. Treasury Note	2.00	11-30-2022	4,261,000	4,298,117
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,104,885
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,950,129
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,955,758
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,958,996
U.S. Treasury Note	2.00	2-15-2025	4,486,000	4,529,458
U.S. Treasury Note	2.00	8-15-2025	4,495,000	4,535,736
U.S. Treasury Note	2.00	11-15-2026	4,255,000	4,284,752
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,480,404
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,415,219
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,526,482
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,457,919
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,646,332
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,641,117
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,633,610
U.S. Treasury Note	2.13	12-31-2022	4,298,000	4,355,251
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,663,530
U.S. Treasury Note	2.13	2-29-2024	1,960,000	1,991,391

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.13%	3-31-2024	$1,961,000	$1,992,790
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,958,690
U.S. Treasury Note	2.13	5-15-2025	4,466,000	4,538,921
U.S. Treasury Note	2.25	2-15-2021	1,767,000	1,778,665
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,450,912
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,526,420
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,643,260
U.S. Treasury Note	2.25	12-31-2023	1,886,000	1,925,856
U.S. Treasury Note	2.25	1-31-2024	1,914,000	1,954,673
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,924,933
U.S. Treasury Note	2.25	11-15-2024	4,492,000	4,594,474
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,955,117
U.S. Treasury Note	2.25	11-15-2025	4,512,000	4,618,102
U.S. Treasury Note	2.25	3-31-2026	1,872,000	1,916,972
U.S. Treasury Note	2.25	2-15-2027	4,295,000	4,398,684
U.S. Treasury Note	2.25	8-15-2027	4,252,000	4,352,155
U.S. Treasury Note	2.25	11-15-2027	4,284,000	4,383,235
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,327,186
U.S. Treasury Note	2.38	3-15-2022	2,243,000	2,282,253
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,376,041
U.S. Treasury Note	2.38	2-29-2024	2,440,000	2,507,577
U.S. Treasury Note	2.38	8-15-2024	4,465,000	4,593,194
U.S. Treasury Note	2.38	5-15-2027	4,355,000	4,499,600
U.S. Treasury Note	2.50	1-15-2022	2,241,000	2,282,669
U.S. Treasury Note	2.50	2-15-2022	2,245,000	2,288,409
U.S. Treasury Note	2.50	3-31-2023	2,278,000	2,340,645
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,741,340
U.S. Treasury Note	2.50	1-31-2024	2,422,000	2,500,431
U.S. Treasury Note	2.50	5-15-2024	4,360,000	4,507,491
U.S. Treasury Note	2.50	1-31-2025	1,936,000	2,006,709
U.S. Treasury Note	2.50	2-28-2026	1,888,000	1,962,561
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,393,173
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,368,980
U.S. Treasury Note	2.63	6-15-2021	1,885,000	1,916,073
U.S. Treasury Note	2.63	12-15-2021	2,277,000	2,326,187
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,432,627
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,382,210
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,493,399
U.S. Treasury Note	2.63	3-31-2025	1,884,000	1,966,204
U.S. Treasury Note	2.63	12-31-2025	1,914,000	2,003,420
U.S. Treasury Note	2.63	1-31-2026	1,869,000	1,956,609
U.S. Treasury Note	2.63	2-15-2029	4,451,000	4,691,111
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,363,483
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,422,346
U.S. Treasury Note	2.75	7-31-2023	2,347,000	2,439,046
U.S. Treasury Note	2.75	8-31-2023	2,402,000	2,498,080
U.S. Treasury Note	2.75	11-15-2023	3,936,000	4,099,744
U.S. Treasury Note	2.75	2-15-2024	3,410,000	3,559,188
U.S. Treasury Note	2.75	2-28-2025	1,955,000	2,052,826
U.S. Treasury Note	2.75	6-30-2025	1,959,000	2,060,470
U.S. Treasury Note	2.75	8-31-2025	2,020,000	2,126,129
U.S. Treasury Note	2.75	2-15-2028	3,068,000	3,260,349
U.S. Treasury Note	2.88	9-30-2023	2,444,000	2,555,794
U.S. Treasury Note	2.88	10-31-2023	2,318,000	2,425,751
U.S. Treasury Note	2.88	11-30-2023	2,370,000	2,482,760
U.S. Treasury Note	2.88	4-30-2025	1,884,000	1,992,845
U.S. Treasury Note	2.88	5-31-2025	1,939,000	2,052,007
U.S. Treasury Note	2.88	7-31-2025	1,949,000	2,064,646
U.S. Treasury Note	2.88	11-30-2025	1,880,000	1,995,517
U.S. Treasury Note	2.88	8-15-2028	3,133,000	3,365,038
U.S. Treasury Note	3.00	9-30-2025	1,994,000	2,129,062
U.S. Treasury Note	3.00	10-31-2025	1,814,000	1,937,933
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,697,325
U.S. Treasury Note	3.13	11-15-2028	4,425,000	4,850,906
U.S. Treasury Note	3.63	2-15-2021	2,765,000	2,844,062
U.S. Treasury Note	6.00	2-15-2026	445,000	559,101
U.S. Treasury Note	6.25	8-15-2023	378,000	445,198
U.S. Treasury Note	6.50	11-15-2026	296,000	389,275

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		6.63%	2-15-2027	$215,000	$286,555
U.S. Treasury Note		6.75	8-15-2026	221,000	292,419
U.S. Treasury Note		7.13	2-15-2023	260,000	308,801
U.S. Treasury Note		7.25	8-15-2022	261,000	304,350
U.S. Treasury Note		7.50	11-15-2024	240,000	309,628
U.S. Treasury Note		7.63	11-15-2022	140,000	166,841
U.S. Treasury Note		7.63	2-15-2025	216,000	282,538
U.S. Treasury Note		7.88	2-15-2021	180,000	197,262
U.S. Treasury Note		8.00	11-15-2021	511,000	584,137
U.S. Treasury Note		8.13	5-15-2021	181,000	201,822
U.S. Treasury Note		8.13	8-15-2021	175,000	197,873
U.S. Treasury Note		8.75	8-15-2020	288,000	309,679

Total U.S. Treasury Securities (Cost $488,201,069)					504,795,672

		Yield		Shares
Short-Term Investments : 1.82%

Investment Companies : 1.68%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51		1,206,515	1,206,757
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		21,021,277	21,021,277

					22,228,034

				Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill (z)#		1.98	8-6-2019	$1,921,000	1,917,086

Total Short-Term Investments (Cost $24,144,995)					24,145,120

Total investments in securities (Cost $854,567,451)	99.85%				1,322,412,261
Other assets and liabilities, net	0.15				1,937,610

Total net assets	100.00%				$1,324,349,871

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	19	9-20-2019	$2,776,426	$2,796,990	$20,564	$0
5-Year U.S. Treasury Notes	154	9-30-2019	18,135,180	18,196,063	60,883	0
Short
10-Year U.S. Treasury Notes	(1,521)	9-19-2019	(193,468,708)	(194,640,469)	0	(1,171,761)

					$81,447	$(1,171,761)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	140,237	8,597	17,388	131,446	$6,220,025	0.47%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,344,731	19,122,797	19,261,013	1,206,515	1,206,757
Wells Fargo Government Money Market Fund Select Class	15,043,298	152,087,393	146,109,414	21,021,277	21,021,277
					22,228,034	1.68

					$28,448,059	2.15%

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$43,608	$0	$43,608
Common stocks
Communication services	80,886,989	0	0	80,886,989
Consumer discretionary	80,889,870	0	0	80,889,870
Consumer staples	57,715,316	0	0	57,715,316
Energy	40,056,051	0	0	40,056,051
Financials	104,124,380	0	0	104,124,380
Health care	112,705,048	0	0	112,705,048
Industrials	73,799,222	0	0	73,799,222
Information technology	170,503,695	0	0	170,503,695
Materials	22,214,118	0		22,214,118
Real estate	24,239,798	0	0	24,239,798
Utilities	26,284,649	0	0	26,284,649
Non-agency mortgage-backed securities	0	8,725	0	8,725
U.S. Treasury securities	504,795,672	0	0	504,795,672
Short-term investments
Investment companies	22,228,034	0	0	22,228,034
U.S. Treasury securities	1,917,086	0		1,917,086

	1,322,359,928	52,333	0	1,322,412,261
Futures contracts	81,447	0	0	81,447

Total assets	$1,322,441,375	$52,333	$0	$1,322,493,708

Liabilities
Futures contracts	$1,171,761	$0	$0	$1,171,761

Total liabilities	$1,171,761	$0	$0	$1,171,761

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date		Principal	Value
Corporate Bonds and Notes : 7.61%

United States : 7.61%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	3.75%	11-30-2026		$250,000	$270,189
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	3.15	8-22-2027		750,000	788,020
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.90	9-12-2027		750,000	767,116
B.A.T. Capital Corporation (Consumer Staples, Tobacco)	3.56	8-15-2027		500,000	497,535
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030		775,000	830,008
Bayer US Finance LLC (Health Care, Pharmaceuticals) 144A	4.25	12-15-2025		400,000	422,980
BP Capital Markets America Incorporated (Energy, Oil, Gas & Consumable Fuels)	3.22	4-14-2024		425,000	439,891
Broadcom Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) 144A	4.25	4-15-2026		600,000	607,848
Comcast Corporation (Communication Services, Media)	3.70	4-15-2024		400,000	424,342
CVS Health Corporation (Health Care, Health Care Providers & Services)	4.10	3-25-2025		600,000	632,476
Discovery Communications LLC (Communication Services, Media)	3.95	3-20-2028		400,000	412,244
IBM Corporation (Information Technology, IT Services)	3.30	5-15-2026		900,000	931,845
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026		750,000	777,423
Mastercard Incorporated (Information Technology, IT Services)	2.95	6-1-2029		400,000	412,780
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026		750,000	753,237
Morgan Stanley (Financials, Capital Markets)	3.88	4-29-2024		575,000	609,453
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)	4.33	9-21-2028		500,000	552,918
Walmart Incorporated (Consumer Staples, Food & Staples Retailing)	3.70	6-26-2028		500,000	545,755

Total Corporate Bonds and Notes (Cost $10,266,984)					10,676,060

Foreign Corporate Bonds and Notes : 10.43%

Austria : 0.13%
Sappi Papier Holding Gmbh (Materials, Paper & Forest Products)	3.13	4-15-2026	EUR	150,000	175,065

Denmark : 8.60%
Nordea Kredit Realkredit AS (Financials, Thrifts & Mortgage Finance)	1.50	10-1-2050	DKK	14,750,000	2,288,625
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance)	1.50	10-1-2050	DKK	28,900,000	4,477,549
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance) 144A	1.50	10-1-2050	DKK	34,200,000	5,298,691

					12,064,865

Luxembourg : 0.23%
LSF10 Wolverine Investment SCA (Financials, Diversified Financial Services)	5.00	3-15-2024	EUR	275,000	320,329

Netherlands : 0.48%
Selecta Group BV (Consumer Discretionary, Internet & Direct Marketing Retail)	5.88	2-1-2024	EUR	300,000	356,965
Sigma Holdco BV (Consumer Staples, Food Products)	5.75	5-15-2026	EUR	300,000	321,041

					678,006

United Kingdom : 0.99%
CPUK Finance Limited (Consumer Discretionary, Consumer Finance)	4.25	2-28-2047	GBP	250,000	317,779
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail)	4.00	6-15-2024	GBP	269,000	353,180
Pinnacle Bidco plc (Consumer Discretionary, Consumer Finance)	6.38	2-15-2025	GBP	200,000	268,518
RAC Bond Company plc (Consumer Discretionary, Automobiles)	5.00	11-6-2022	GBP	400,000	455,067

					1,394,544

Total Foreign Corporate Bonds and Notes (Cost $14,416,699)					14,632,809

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo International Bond Fund

	Interest rate	Maturity date		Principal	Value
Foreign Government Bonds : 72.41%
Brazil	10.00%	1-1-2023	BRL	2,675,000	$766,088
Brazil	10.00	1-1-2021	BRL	7,775,000	2,136,537
Brazil	10.00	1-1-2025	BRL	5,845,000	1,719,297
Canada	1.50	3-1-2020	CAD	3,285,000	2,504,707
Canada 144A	2.65	12-15-2028	CAD	4,000,000	3,257,791
Colombia	6.00	4-28-2028	COP	9,550,000,000	2,983,116
Colombia	7.75	9-18-2030	COP	6,000,000,000	2,103,523
Czech Republic	0.75	2-23-2021	CZK	11,550,000	509,555
Czech Republic	0.95	5-15-2030	CZK	92,200,000	3,863,511
France	0.50	5-25-2029	EUR	3,100,000	3,701,563
France 144A	2.00	5-25-2048	EUR	900,000	1,317,545
Hungary	3.00	8-21-2030	HUF	1,215,000,000	4,430,192
India	7.17	1-8-2028	INR	125,000,000	1,829,524
India	7.80	4-11-2021	INR	55,000,000	810,329
India	8.79	11-8-2021	INR	115,000,000	1,750,186
Indonesia	7.50	8-15-2032	IDR	47,000,000,000	3,225,481
Indonesia	8.38	3-15-2024	IDR	15,500,000,000	1,156,382
Indonesia	8.38	9-15-2026	IDR	16,050,000,000	1,206,220
Italy Buoni Poliennali del Tesoro	1.45	11-15-2024	EUR	4,325,000	4,936,401
Italy Buoni Poliennali del Tesoro	3.00	8-1-2029	EUR	3,325,000	4,097,263
Italy Buoni Poliennali del Tesoro 144A	3.85	9-1-2049	EUR	3,000,000	3,942,201
Korea Treasury Bond	2.00	3-10-2020	KRW	1,935,000,000	1,681,093
Korea Treasury Bond	2.38	3-10-2023	KRW	1,900,000,000	1,694,096
Malaysia	3.66	10-15-2020	MYR	2,150,000	522,995
Malaysia	3.90	11-30-2026	MYR	2,300,000	566,736
Malaysia	3.96	9-15-2025	MYR	3,200,000	792,030
Mexico	5.75	3-5-2026	MXN	33,350,000	1,579,724
Mexico	8.50	5-31-2029	MXN	105,480,000	5,844,121
New South Wales	5.00	8-20-2024	AUD	750,000	622,794
Norway Government Bond Series 480 144A	2.00	4-26-2028	NOK	52,650,000	6,465,178
Poland	2.75	10-25-2029	PLN	27,250,000	7,483,220
Queensland Treasury Corporation 144A	4.75	7-21-2025	AUD	3,000,000	2,505,817
Republic of Peru	5.70	8-12-2024	PEN	2,450,000	808,036
Republic of Peru	6.35	8-12-2028	PEN	7,600,000	2,590,112
Republic of South Africa	8.75	2-28-2048	ZAR	37,800,000	2,419,898
Republic of South Africa	8.75	2-28-2048	ZAR	4,250,000	272,078
Republic of South Africa	10.50	12-21-2026	ZAR	30,600,000	2,455,169
Romania	3.40	3-8-2022	RON	2,100,000	499,443
Romania	3.25	4-29-2024	RON	5,675,000	1,308,474
Romania	4.85	4-22-2026	RON	3,800,000	933,964
Romania	5.00	2-12-2029	RON	7,125,000	1,749,605
Singapore	2.63	5-1-2028	SGD	2,350,000	1,822,197
Singapore	2.00	2-1-2024	SGD	2,450,000	1,828,247
Thailand	3.85	12-12-2025	THB	16,600,000	601,583
Turkey	9.40	7-8-2020	TRY	2,300,000	358,237
Turkey	10.70	2-17-2021	TRY	2,000,000	307,400
Turkey	11.00	2-24-2027	TRY	900,000	119,679
Turkey	13.00	11-13-2019	TRY	2,000,000	335,204
United Kingdom Gilt Bonds	1.25	7-22-2027	GBP	865,000	1,140,832

Total Foreign Government Bonds (Cost $99,875,032)					101,555,374
U.S. Treasury Securities : 3.78%
U.S. Treasury Bond	3.00	2-15-2049		$2,150,000	2,357,945
U.S. Treasury Note	2.63	2-15-2029		2,800,000	2,951,047

Total U.S. Treasury Securities (Cost $5,201,476)					5,308,992

Yankee Corporate Bonds and Notes : 3.67%

Canada : 0.22%
Alimentation Couche-Tard Incorporated (Consumer Staples, Food & Staples Retailing)	3.55	7-26-2027		300,000	305,934

Cayman Islands : 0.66%
UPCB Finance IV Limited (Financials, Diversified Financial Services)	5.38	1-15-2025		400,000	411,124

2

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
China
Tencent Holdings Limited (Communication Services, Interactive Media & Services) 144A		3.28%	4-11-2024	$500,000	$510,217

France : 0.94%
Danone SA (Consumer Staples, Food Products)		2.95	11-2-2026	500,000	498,808
Electricite de France SA (Utilities, Electric Utilities)		4.50	9-21-2028	750,000	822,113

					1,320,921

Ireland : 0.36%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services)		4.63	5-15-2023	500,000	508,125

Spain : 0.38%
Telefonica Emisiones SAU (Communication Services, Diversified Telecommunication Services)		4.10	3-8-2027	500,000	530,933

United Kingdom : 1.11%
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		6.25	2-15-2022	500,000	528,125
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles)		3.50	3-15-2020	600,000	594,000
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)		4.38	5-30-2028	400,000	431,991

					1,554,116

Total Yankee Corporate Bonds and Notes (Cost $4,933,477)					5,141,370

		Yield		Shares
Short-Term Investments : 0.81%

Investment Companies : 0.81%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		1,135,631	1,135,631

Total Short-Term Investments (Cost $1,135,631)					1,135,631

Total investments in securities (Cost $135,829,299)	98.71%				138,450,236
Other assets and liabilities, net	1.29				1,807,971

Total net assets	100.00%				$140,258,207

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian Rupee
JPY	Japanese yen

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo International Bond Fund

KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

4

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
4,550,073 USD	65,380,000,000 IDR	State Street Bank	7-16-2019	$0	$(70,721)
65,380,000,000 IDR	4,555,780 USD	State Street Bank	7-16-2019	65,014	0
6,618,277 USD	25,300,000 PLN	State Street Bank	7-26-2019	0	(162,432)
1,725,000 PLN	455,658 USD	State Street Bank	7-26-2019	6,663	0
1,430,000 PLN	379,408 USD	State Street Bank	7-26-2019	3,849	0
4,208,696 USD	1,210,000,000 HUF	State Street Bank	8-6-2019	0	(59,678)
210,000,000 HUF	743,758 USD	State Street Bank	8-6-2019	0	(2,965)
3,404,859 USD	5,170,000 NZD	State Street Bank	8-13-2019	0	(71,451)
5,170,000 NZD	3,394,989 USD	State Street Bank	8-13-2019	81,321	0
279,981 USD	30,000,000 JPY	State Street Bank	8-30-2019	527	0
373,415 USD	40,000,000 JPY	State Street Bank	8-30-2019	810	0
870,000,000 JPY	8,010,349 USD	State Street Bank	8-30-2019	93,815	0
242,364 USD	26,000,000 JPY	State Street Bank	8-30-2019	171	0
2,591,149 USD	2,030,000 GBP	State Street Bank	9-9-2019	5,130	0
6,993,288 EUR	52,200,000 DKK	State Street Bank	9-17-2019	106,409	0
3,150,000 EUR	3,608,363 USD	State Street Bank	9-17-2019	0	(4,871)
240,500 USD	210,000 EUR	State Street Bank	9-17-2019	267	0
479,779 USD	425,000 EUR	State Street Bank	9-17-2019	0	(6,407)
4,102,246 USD	27,000,000 DKK	State Street Bank	9-17-2019	0	(37,729)
2,246,069 USD	1,975,000 EUR	State Street Bank	9-17-2019	0	(13,264)
6,993,288 EUR	52,200,000 DKK	State Street Bank	9-17-2019	0	(110,279)
4,650,000 EUR	5,279,247 USD	State Street Bank	9-17-2019	40,193	0
1,482,449 USD	160,000,000 JPY	State Street Bank	9-18-2019	0	(9,996)
3,255,000,000 JPY	30,293,695 USD	State Street Bank	9-18-2019	68,228	0
3,602,377 USD	4,875,000 SGD	State Street Bank	9-26-2019	0	(5,331)

				$472,397	$(555,124)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,592,910	102,548,496	103,005,775	1,135,631	$1,135,631	0.81%

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$10,676,060	$0	$10,676,060
Foreign corporate bonds and notes	0	14,632,809	0	14,632,809
Foreign government bonds	0	101,555,374	0	101,555,374
U.S. Treasury securities	5,308,992	0	0	5,308,992
Yankee corporate bonds and notes	0	5,141,370	0	5,141,370
Short-term investments
Investment companies	1,135,631	0	0	1,135,631

	6,444,623	132,005,613	0	138,450,236
Forward foreign currency contracts	0	472,397	0	472,397

Total assets	$6,444,623	$132,478,010	$0	$138,922,633

Liabilities
Forward foreign currency contracts	$0	$555,124	$0	$555,124

Total liabilities	$0	$555,124	$0	$555,124

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts is reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.54%

Communication Services : 1.19%

Entertainment : 0.71%
Lions Gate Entertainment Class B	40,666	$472,132

Interactive Media & Services : 0.48%
Eventbrite Incorporated Class A «†	19,577	317,147

Consumer Discretionary : 9.66%

Auto Components : 3.82%
American Axle & Manufacturing Holdings Incorporated †	68,006	867,757
Dana Incorporated	44,081	878,975
Gentherm Incorporated †	19,021	795,648

		2,542,380

Diversified Consumer Services : 0.63%
Houghton Mifflin Harcourt Company †	72,632	418,360

Hotels, Restaurants & Leisure : 1.74%
Jack in the Box Incorporated	10,212	831,155
Playa Hotels & Resorts NV †	42,668	328,970

		1,160,125

Internet & Direct Marketing Retail : 1.03%
Groupon Incorporated †	191,389	685,173

Specialty Retail : 1.26%
National Vision Holdings Incorporated †	27,306	839,113

Textiles, Apparel & Luxury Goods : 1.18%
Carter’s Incorporated	8,049	785,099

Consumer Staples : 1.01%

Food Products : 1.01%
TreeHouse Foods Incorporated †	12,413	671,543

Energy : 3.91%

Oil, Gas & Consumable Fuels : 3.91%
Cimarex Energy Company	20,818	1,235,132
Concho Resources Incorporated	3,463	357,312
WPX Energy Incorporated †	87,626	1,008,575

		2,601,019

Financials : 24.61%

Banks : 15.28%
Ameris Bancorp	30,720	1,203,917
PacWest Bancorp	23,819	924,892
Pinnacle Financial Partners Incorporated	18,277	1,050,562
Renasant Corporation	26,748	961,323
Sterling Bancorp	71,245	1,516,094
United Community Bank	33,258	949,848
Webster Financial Corporation	28,326	1,353,133
Wintrust Financial Corporation	14,296	1,045,895
Zions Bancorporation	25,276	1,162,190

		10,167,854

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

	Shares	Value
Capital Markets : 1.18%
Stifel Financial Corporation	13,283	$784,494

Insurance : 6.11%
Axis Capital Holdings Limited	10,742	640,760
CNO Financial Group Incorporated	66,241	1,104,900
First American Financial Corporation	19,721	1,059,018
National General Holdings Corporation	54,874	1,258,810

		4,063,488

Thrifts & Mortgage Finance : 2.04%
Essent Group Limited †	28,923	1,359,092

Health Care : 12.55%

Health Care Equipment & Supplies : 7.97%
AngioDynamics Incorporated †	68,815	1,354,967
Haemonetics Corporation †	10,111	1,216,758
Integer Holdings Corporation †	13,376	1,122,514
Steris plc	10,835	1,613,115

		5,307,354

Health Care Providers & Services : 0.50%
MEDNAX Incorporated †	13,172	332,330

Life Sciences Tools & Services : 4.08%
Bio-Rad Laboratories Incorporated Class A †	4,863	1,520,125
Bruker Corporation	23,877	1,192,656

		2,712,781

Industrials : 20.69%

Airlines : 0.85%
Spirit Airlines Incorporated †	11,877	566,889

Building Products : 1.57%
Masonite International Corporation †	19,792	1,042,643

Commercial Services & Supplies : 5.67%
Advanced Disposal Services Incorporated †	28,239	901,106
IAA Incorporated †	15,131	586,780
Interface Incorporated	57,675	884,158
KAR Auction Services Incorporated	15,131	378,275
Knoll Incorporated	44,401	1,020,335

		3,770,654

Machinery : 6.77%
Altra Industrial Motion Corporation	29,079	1,043,355
ITT Incorporated	15,785	1,033,602
Rexnord Corporation †	38,598	1,166,432
SPX Corporation †	38,248	1,262,949

		4,506,338

Professional Services : 0.65%
ASGN Incorporated †	7,198	436,199

Road & Rail : 2.27%
Genesee & Wyoming Incorporated Class A †	10,970	1,097,000
Saia Incorporated †	6,384	412,853

		1,509,853

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

		Shares	Value
Trading Companies & Distributors : 2.91%
Air Lease Corporation		24,272	$1,003,404
MRC Global Incorporated †		54,347	930,421

			1,933,825

Information Technology : 11.55%

Communications Equipment : 0.57%
Infinera Corporation †		129,382	376,502

Electronic Equipment, Instruments & Components : 5.88%
Anixter International Incorporated †		15,802	943,537
Avnet Incorporated		24,028	1,087,748
SYNNEX Corporation		8,960	881,664
Zebra Technologies Corporation Class A †		4,773	999,896

			3,912,845

IT Services : 1.95%
Conduent Incorporated †		56,372	540,607
WEX Incorporated †		3,649	759,357

			1,299,964

Semiconductors & Semiconductor Equipment : 1.83%
Brooks Automation Incorporated		31,477	1,219,734

Software : 1.32%
Mimecast Limited †		18,754	875,999

Materials : 2.75%

Metals & Mining : 2.75%
Reliance Steel & Aluminum Company		8,970	848,741
Royal Gold Incorporated		9,570	980,829

			1,829,570

Real Estate : 8.62%

Equity REITs : 8.62%
Cousins Properties Incorporated		28,768	1,040,539
Four Corners Property Trust Incorporated		46,772	1,278,279
Hudson Pacific Properties Incorporated		19,071	634,492
Physicians Realty Trust		66,659	1,162,533
Retail Opportunity Investment Corporation		61,521	1,053,855
Taubman Centers Incorporated		13,767	562,107

			5,731,805

Total Common Stocks (Cost $55,067,660)			64,232,304

Yield
Short-Term Investments : 4.13%

Investment Companies : 4.13%
Securities Lending Cash Investments LLC (l)(r)(u)	2.51%	300,565	300,625
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33	2,451,151	2,451,151

Total Short-Term Investments (Cost $2,751,776)			2,751,776

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

		Value
Total investments in securities (Cost $57,819,436)	100.67%	$66,984,080
Other assets and liabilities, net	(0.67)	(447,116)

Total net assets	100.00%	$66,536,964

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	1,716,195	1,415,630	300,565	$300,625
Wells Fargo Government Money Market Fund Select Class	2,859,333	3,550,484	3,958,666	2,451,151	2,451,151

					$2,751,776	4.13%

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$789,279	$0	$0	$789,279
Consumer discretionary	6,430,250	0	0	6,430,250
Consumer staples	671,543	0	0	671,543
Energy	2,601,019	0	0	2,601,019
Financials	16,374,928	0	0	16,374,928
Health care	8,352,465	0	0	8,352,465
Industrials	13,766,401	0	0	13,766,401
Information technology	7,685,044	0	0	7,685,044
Materials	1,829,570	0	0	1,829,570
Real estate	5,731,805	0	0	5,731,805
Short-term investments
Investment companies	2,751,776	0	0	2,751,776

Total assets	$66,984,080	$0	$0	$66,984,080

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.12%

Communication Services : 7.82%

Interactive Media & Services : 5.95%
Alphabet Incorporated Class C †	57,405	$62,049,639
Facebook Incorporated Class A †	208,992	40,335,456

		102,385,095

Media : 1.87%
Comcast Corporation Class A	759,124	32,095,763

Consumer Discretionary : 8.04%
Automobiles : 2.27%
General Motors Company	1,013,899	39,065,528

Hotels, Restaurants & Leisure : 1.99%
Starbucks Corporation	408,725	34,263,417

Internet & Direct Marketing Retail : 2.28%
Amazon.com Incorporated †	20,680	39,160,268

Multiline Retail : 1.50%
Dollar General Corporation	190,875	25,798,665

Consumer Staples : 2.29%

Beverages : 1.27%
Molson Coors Brewing Company Class B	389,358	21,804,048

Household Products : 1.02%
Church & Dwight Company Incorporated	239,914	17,528,117

Energy : 5.81%

Oil, Gas & Consumable Fuels : 5.81%
BP plc	815,422	34,003,097
Concho Resources Incorporated	155,684	16,063,475
EOG Resources Incorporated	329,522	30,698,270
Noble Energy Incorporated	859,751	19,258,422

		100,023,264

Financials : 17.05%

Banks : 5.41%
Pinnacle Financial Partners Incorporated	475,093	27,308,346
PNC Financial Services Group Incorporated	269,877	37,048,714
Webster Financial Corporation	600,535	28,687,557

		93,044,617

Capital Markets : 6.47%
E*TRADE Financial Corporation	904,889	40,358,049
Intercontinental Exchange Incorporated	443,865	38,145,758
S&P Global Incorporated	143,625	32,716,339

		111,220,146

Insurance : 5.17%
Chubb Limited	232,827	34,293,089
Marsh & McLennan Companies Incorporated	288,600	28,787,850
Willis Towers Watson plc	135,392	25,932,984

		89,013,923

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Opportunity Fund

	Shares	Value
Health Care : 16.00%

Biotechnology : 0.79%
Alexion Pharmaceuticals Incorporated †	103,610	$13,570,838

Health Care Equipment & Supplies : 5.53%
LivaNova plc †	588,527	42,350,403
Medtronic plc	338,312	32,948,206
Zimmer Biomet Holdings Incorporated	168,325	19,818,586

		95,117,195

Health Care Providers & Services : 1.10%
Cigna Corporation	120,447	18,976,425

Life Sciences Tools & Services : 5.40%
Agilent Technologies Incorporated	327,733	24,471,823
Bio-Rad Laboratories Incorporated Class A †	114,503	35,792,493
Thermo Fisher Scientific Incorporated	111,137	32,638,714

		92,903,030

Pharmaceuticals : 3.18%
Mylan NV †	675,861	12,868,393
Novartis AG ADR	457,568	41,780,534

		54,648,927

Industrials : 13.08%

Aerospace & Defense : 4.52%
Airbus SE	342,796	48,599,440
Safran SA	199,458	29,223,660

		77,823,100

Airlines : 1.95%
Alaska Air Group Incorporated	229,818	14,687,668
Delta Air Lines Incorporated	331,427	18,808,482

		33,496,150

Building Products : 1.74%
Fortune Brands Home & Security Incorporated	524,129	29,943,490

Commercial Services & Supplies : 1.45%
Republic Services Incorporated	287,653	24,922,256

Machinery : 3.42%
Gardner Denver Holdings Incorporated †	659,891	22,832,229
ITT Incorporated	383,161	25,089,382
SPX Corporation †	330,735	10,920,870

		58,842,481

Information Technology : 20.20%

Electronic Equipment, Instruments & Components : 1.73%
Amphenol Corporation Class A	310,034	29,744,662

IT Services : 4.66%
Fidelity National Information Services Incorporated	241,322	29,605,383
MasterCard Incorporated Class A	191,231	50,586,336

		80,191,719

2

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2019 (unaudited)

			Shares	Value
Semiconductors & Semiconductor Equipment : 4.04%
Marvell Technology Group Limited			1,189,335	$28,389,426
Texas Instruments Incorporated			357,271	41,000,420

				69,389,846

Software : 7.67%
Oracle Corporation			663,106	37,777,149
Proofpoint Incorporated †			176,137	21,180,474
RealPage Incorporated †			345,201	20,315,079
Salesforce.com Incorporated †			347,287	52,693,857

				131,966,559

Technology Hardware, Storage & Peripherals : 2.10%
Apple Incorporated			182,547	36,129,702

Materials : 3.79%

Chemicals : 1.30%
The Sherwin-Williams Company			48,677	22,308,182

Metals & Mining : 2.49%
Royal Gold Incorporated			232,235	23,801,765
Steel Dynamics Incorporated			630,885	19,052,727

				42,854,492

Real Estate : 5.04%

Equity REITs : 5.04%
American Tower Corporation			116,097	23,736,032
Equinix Incorporated			73,645	37,138,437
VICI Properties Incorporated			1,168,445	25,752,528

				86,626,997

Total Common Stocks (Cost $1,180,561,396)				1,704,858,902

		Yield
Short-Term Investments : 0.93%

Investment Companies : 0.93%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	16,055,934	16,055,934

Total Short-Term Investments (Cost $16,055,934)				16,055,934

Total investments in securities (Cost $1,196,617,330)	100.05%			1,720,914,836
Other assets and liabilities, net	(0.05)			(874,320)

Total net assets	100.00%			$1,720,040,516

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	68,188,329	68,188,329	0	$0
Wells Fargo Government Money Market Fund Select Class	15,041,392	290,705,269	289,690,727	16,055,934	16,055,934

					$16,055,934	0.93%

*	No longer held at the end of the period.

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$134,480,858	$0	$0	$134,480,858
Consumer discretionary	138,287,878	0	0	138,287,878
Consumer staples	39,332,165	0	0	39,332,165
Energy	100,023,264	0	0	100,023,264
Financials	293,278,686	0	0	293,278,686
Health care	275,216,415	0	0	275,216,415
Industrials	225,027,477	0	0	225,027,477
Information technology	347,422,488	0	0	347,422,488
Materials	65,162,674	0	0	65,162,674
Real estate	86,626,997	0	0	86,626,997
Short-term investments
Investment companies	16,055,934	0	0	16,055,934

Total assets	$1,720,914,836	$0	$0	$1,720,914,836

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Precious Metals Fund	Consolidated portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 94.75%

Australia : 11.95%
Evolution Mining Limited (Materials, Metals & Mining)	2,700,000	$8,264,532
Newcrest Mining Limited (Materials, Metals & Mining)	842,294	18,893,073
Northern Star Resources Limited (Materials, Metals & Mining)	1,175,000	9,610,187

		36,767,792

Canada : 61.32%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	225,370	11,554,612
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,793,400
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	293,164	15,021,723
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	763,980	4,608,791
B2Gold Corporation (Materials, Metals & Mining) †	2,650,000	8,053,912
Barrick Gold Corporation (Materials, Metals & Mining)	1,601,723	25,259,172
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining) 144A	250,000	1,760,147
Continental Gold Incorporated (Materials, Metals & Mining) †	1,200,000	3,472,949
Detour Gold Corporation (Materials, Metals & Mining) †	171,057	2,157,888
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) 144A	525,000	6,622,886
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)	90,000	1,135,352
Endeavour Mining Corporation (Materials, Metals & Mining) †	410,000	6,684,357
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining) 144A	142,948	12,132,924
IAMGOLD Corporation (Materials, Metals & Mining) †	1,455,000	4,922,034
Kinross Gold Corporation (Materials, Metals & Mining) †	3,200,553	12,366,689
Kirkland Lake Gold Limited (Materials, Metals & Mining)	492,000	21,197,083
Mag Silver Corporation (Materials, Metals & Mining) †	590,000	6,226,414
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,055,324
OceanaGold Corporation (Materials, Metals & Mining)	1,450,000	3,963,957
Osisko Gold Royalties Limited (Materials, Metals & Mining)	246,700	2,571,460
Pretium Resources Incorporated (Materials, Metals & Mining) †	275,000	2,748,845
Semafo Incorporated (Materials, Metals & Mining) †	1,860,400	7,330,506
SSR Mining Incorporated (Materials, Metals & Mining) †	475,000	6,493,250
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	180,000	1,850,101
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) 144A	185,000	1,901,493
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)	266,250	2,736,608
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	313,179
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	525,000	12,694,500

		188,629,556

Peru : 0.68%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	125,000	2,083,750

South Africa : 2.83%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	215,591	3,839,676
Gold Fields Limited ADR (Materials, Metals & Mining)	900,000	4,869,000

		8,708,676

United Kingdom : 2.88%
Fresnillo plc (Materials, Metals & Mining)	800,000	8,840,879

United States : 15.09%
Newmont Goldcorp Corporation (Materials, Metals & Mining)	131,348	5,037,071
Newmont Goldcorp Corporation (Materials, Metals & Mining)	621,802	23,920,723
Royal Gold Incorporated (Materials, Metals & Mining)	170,436	17,467,986

		46,425,780

Total Common Stocks (Cost $175,565,778)		291,456,433

1

Consolidated portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Precious Metals Fund

			Principal	Value
Commodities : 3.53%
Gold Bullion †**			4,248	$10,854,093

Total Commodities (Cost $4,532,552)				10,854,093

		Yield	Shares
Short-Term Investments : 1.80%

Investment Companies : 1.80%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	5,537,836	5,537,836

Total Short-Term Investments (Cost $5,537,836)				5,537,836

Total investments (Cost $185,636,166)	100.08%			307,848,362
Other assets and liabilities, net	(0.08)			(239,952)

Total net assets	100.00%			$307,608,410

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
**	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	3,331,397	17,654,493	15,448,054	5,537,836	5,537,836	1.80%

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – June 30, 2019 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2019, the Subsidiary held $10,854,093 in gold bullion representing 100.39% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of June 30, 2019, the Fund held $10,812,166, in the Subsidiary, representing 3.51% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$36,767,792	$0	$0	$36,767,792
Canada	159,491,422	29,138,134	0	188,629,556
Peru	2,083,750	0	0	2,083,750
South Africa	8,708,676	0	0	8,708,676
United Kingdom	8,840,879	0	0	8,840,879
United States	46,425,780	0	0	46,425,780
Commodities	10,854,093	0	0	10,854,093
Short-term investments
Investment companies	5,537,836	0	0	5,537,836

Total assets	$278,710,228	29,138,134	$0	$307,848,362

Additional sector, industry or geographic detail is included in the Consolidated portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 94.24%

Consumer Discretionary : 8.96%

Diversified Consumer Services : 0.33%
Collectors Universe Incorporated	65,700	$1,402,038

Hotels, Restaurants & Leisure : 1.73%
Century Casinos Incorporated †	280,388	2,719,764
Dine Brands Global Incorporated	43,500	4,152,945
Noodles & Company †	53,700	423,156

		7,295,865

Household Durables : 2.99%
Cavco Industries Incorporated †	19,300	3,040,522
Helen of Troy Limited †	27,700	3,617,343
Hooker Furniture Corporation	89,200	1,839,304
Nobility Homes Incorporated	88,700	1,995,750
The New Home Company Incorporated †	540,639	2,081,460

		12,574,379

Leisure Products : 1.44%
Johnson Outdoors Incorporated Class A	50,200	3,743,414
Malibu Boats Incorporated Class A †	59,900	2,327,115

		6,070,529

Specialty Retail : 1.28%
Dick’s Sporting Goods Incorporated	96,400	3,338,332
Shoe Carnival Incorporated	74,700	2,061,720

		5,400,052

Textiles, Apparel & Luxury Goods : 1.19%
Carter’s Incorporated	30,700	2,994,478
Charles & Colvard Limited †	260,000	410,800
Rocky Brands Incorporated	58,685	1,600,927

		5,006,205

Consumer Staples : 4.12%

Food & Staples Retailing : 0.60%
Ingles Markets Incorporated Class A	80,700	2,512,191

Food Products : 2.72%
Cal-Maine Foods Incorporated	87,700	3,658,844
Hostess Brands Incorporated †	308,400	4,453,296
Sanderson Farms Incorporated	24,700	3,373,032

		11,485,172

Household Products : 0.80%
Central Garden & Pet Company †	71,700	1,932,315
Spectrum Brands Holdings Incorporated	26,800	1,441,036

		3,373,351

Energy : 4.33%

Energy Equipment & Services : 2.13%
McDermott International Incorporated †	247,600	2,391,816
Newpark Resources Incorporated †	527,800	3,916,276
Parker Drilling Company †	8	162

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Small Cap Value Fund

	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy Incorporated	232,000	$2,670,320

		8,978,574

Oil, Gas & Consumable Fuels : 2.20%
Callon Petroleum Company †	403,800	2,661,042
Southwestern Energy Company †	710,100	2,243,916
Teekay Tankers Limited Class A †	1,252,900	1,603,712
W&T Offshore Incorporated †	559,700	2,776,112

		9,284,782

Financials : 26.18%

Banks : 15.44%
Banc of California Incorporated	30,600	427,482
Banner Corporation	69,000	3,736,350
Customers Bancorp Incorporated †	177,900	3,735,900
FB Financial Corporation	104,100	3,810,060
Fidelity Southern Corporation	117,900	3,651,363
First Foundation Incorporated	95,200	1,279,488
First Interstate BancSystem Class A	95,800	3,794,638
Great Southern Bancorp Incorporated	58,100	3,477,285
Heritage Financial Corporation	124,000	3,662,960
Independent Bank Corporation	170,300	3,710,837
Midland States Bancorp Incorporated	145,100	3,877,072
OFG Bancorp	163,300	3,881,641
Orrstown Financial Services Incorporated	39,100	859,809
Popular Incorporated	40,200	2,180,448
The Bancorp Incorporated †	1,213,768	10,826,811
Triumph Bancorp Incorporated †	44,500	1,292,725
Umpqua Holdings Corporation	219,900	3,648,141
Univest Corporation of Pennsylvania	161,300	4,235,738
Western Alliance Bancorp †	66,400	2,969,408

		65,058,156

Capital Markets : 1.81%
Blucora Incorporated †	56,000	1,700,720
Och-Ziff Capital Management Group Incorporated	113,500	2,605,960
Piper Jaffray Companies Incorporated	44,600	3,312,442

		7,619,122

Consumer Finance : 0.25%
Enova International Incorporated †	45,400	1,046,470

Insurance : 2.98%
American Equity Investment Life Holding Company	127,900	3,473,764
FBL Financial Group Incorporated	41,200	2,628,560
First Acceptance Corporation †	49,500	51,975
National General Holdings Corporation	146,100	3,351,534
State Auto Financial Corporation	86,800	3,038,000

		12,543,833

Mortgage REITs : 2.95%
Invesco Mortgage Capital Incorporated	216,400	3,488,368
MFA Financial Incorporated	482,000	3,460,760
New York Mortgage Trust Incorporated	576,200	3,572,440
Redwood Trust Incorporated	116,100	1,919,133

		12,440,701

Thrifts & Mortgage Finance : 2.75%
HomeStreet Incorporated †	131,000	3,882,840
OceanFirst Financial Corporation	155,800	3,871,630

2

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Thrifts & Mortgage Finance (continued)
Walker & Dunlop Incorporated	72,400	$3,852,404

		11,606,874

Health Care : 4.65%

Health Care Equipment & Supplies : 0.11%
Fonar Corporation †	20,600	443,106

Health Care Providers & Services : 3.02%
AMN Healthcare Services Incorporated †	60,900	3,303,825
BioScrip Incorporated †	198,800	516,880
Brookdale Senior Living Incorporated †	102,600	739,746
Hanger Incorporated †	132,700	2,541,205
LHC Group Incorporated †	20,300	2,427,474
Tenet Healthcare Corporation †	38,800	801,608
The Ensign Group Incorporated	42,100	2,396,332

		12,727,070

Pharmaceuticals : 1.52%
Akorn Incorporated †	172,600	888,890
ANI Pharmaceuticals Incorporated †	13,100	1,076,820
Phibro Animal Health Corporation Class A	19,300	613,161
Prestige Consumer Healthcare Incorporated †	121,100	3,836,448

		6,415,319

Industrials : 19.55%

Aerospace & Defense : 0.50%
Ducommun Incorporated †	46,500	2,095,755

Airlines : 0.24%
Mesa Air Group Incorporated †	111,000	1,014,540

Building Products : 0.93%
CSW Industrials Incorporated	25,000	1,703,750
Patrick Industries Incorporated †	44,800	2,203,712

		3,907,462

Commercial Services & Supplies : 2.01%
ABM Industries Incorporated	69,000	2,760,000
Ceco Environmental Corporation †	114,600	1,099,014
Ennis Incorporated	183,100	3,757,212
Healthcare Services Group Incorporated	21,200	642,784
Hudson Technologies Incorporated †	230,500	198,184

		8,457,194

Construction & Engineering : 2.62%
Comfort Systems Incorporated	50,900	2,595,391
IES Holdings Incorporated †	30,546	575,792
Limbach Holdings Incorporated †	32,700	297,570
MYR Group Incorporated †	110,200	4,115,970
Sterling Construction Company Incorporated †	257,500	3,455,650

		11,040,373

Electrical Equipment : 1.61%
Encore Wire Corporation	65,500	3,836,990
Generac Holdings Incorporated †	42,200	2,929,102

		6,766,092

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Small Cap Value Fund

	Shares	Value
Machinery : 4.37%
Columbus McKinnon Corporation	101,000	$4,238,970
Federal Signal Corporation	83,100	2,222,925
Kadant Incorporated	30,900	2,806,029
Milacron Holdings Corporation †	180,600	2,492,280
Miller Industries Incorporated	51,100	1,571,325
NN Incorporated	86,000	839,360
Spartan Motors Incorporated	340,600	3,732,976
Standex International Corporation	4,000	292,560
The Greenbrier Companies Incorporated	7,000	212,800

		18,409,225

Marine : 0.82%
Seaspan Corporation	354,089	3,473,613

Professional Services : 3.25%
Barrett Business Services Incorporated	20,500	1,693,300
BG Staffing Incorporated	21,600	407,808
CBIZ Incorporated †	188,200	3,686,838
Hill International Incorporated †	620,859	1,676,319
Kelly Services Incorporated Class A	135,100	3,538,269
Korn Ferry	67,100	2,688,697

		13,691,231

Road & Rail : 0.98%
Genesee & Wyoming Incorporated Class A †	41,300	4,130,000

Trading Companies & Distributors : 2.22%
CAI International Incorporated †	153,500	3,809,870
DXP Enterprises Incorporated †	99,300	3,762,477
Fly Leasing Limited ADR †	103,500	1,801,935

		9,374,282

Information Technology : 10.04%

Communications Equipment : 1.19%
Comtech Telecommunications Corporation	45,600	1,281,816
Lumentum Holdings Incorporated †	70,100	3,744,041

		5,025,857

Electronic Equipment, Instruments & Components : 2.66%
Eplus Incorporated †	38,400	2,647,296
Insight Enterprises Incorporated †	69,000	4,015,800
Napco Security Technologies Incorporated †	35,200	1,044,736
PC Connection Incorporated	99,400	3,477,012

		11,184,844

IT Services : 1.84%
Conduent Incorporated †	278,000	2,666,020
The Hackett Group Incorporated	88,400	1,484,236
TTEC Holdings Incorporated	77,000	3,587,430

		7,737,686

Semiconductors & Semiconductor Equipment : 3.36%
Cohu Incorporated	123,400	1,904,062
Entegris Incorporated	54,100	2,019,012
FormFactor Incorporated †	220,100	3,448,967
Ichor Holdings Limited †	95,500	2,257,620
Rudolph Technologies Incorporated †	164,300	4,539,609

		14,169,270

4

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Software : 0.99%
American Software Incorporated Class A	102,900	$1,353,135
GlobalSCAPE Incorporated	55,900	571,298
Nuance Communications Incorporated †	140,500	2,243,785

		4,168,218

Materials : 5.26%

Chemicals : 1.05%
Advansix Incorporated †	16,600	405,538
Stepan Company	43,600	4,007,276

		4,412,814

Construction Materials : 0.81%
Eagle Materials Incorporated	36,800	3,411,360

Metals & Mining : 2.39%
Haynes International Incorporated	61,227	1,947,631
Kaiser Aluminum Corporation	38,900	3,797,029
Schnitzer Steel Industries Incorporated Class A	165,900	4,341,603

		10,086,263

Paper & Forest Products : 1.01%
PH Glatfelter Company	63,200	1,066,816
Verso Corporation Class A †	167,500	3,190,875

		4,257,691

Real Estate : 5.91%

Equity REITs : 5.82%
Armada Hoffler Properties Incorporated	254,500	4,211,975
CareTrust REIT Incorporated	66,300	1,576,614
Global Medical REIT Incorporated	205,200	2,154,600
Independence Realty Trust Incorporated	385,400	4,459,078
Monmouth Real Estate Investment Corporation	150,800	2,043,340
One Liberty Properties Incorporated	103,000	2,982,880
Outfront Media Incorporated	83,600	2,156,044
PotlatchDeltic Corporation	65,300	2,545,394
UMH Properties Incorporated	192,068	2,383,564

		24,513,489

Real Estate Management & Development : 0.09%
Marcus & Millichap Incorporated †	13,200	407,220

Utilities : 5.24%

Electric Utilities : 2.16%
Hawaiian Electric Industries Incorporated	102,400	4,459,520
Otter Tail Corporation	87,500	4,620,875

		9,080,395

Gas Utilities : 1.85%
National Fuel Gas Company	67,300	3,550,075
Northwest Natural Holding Company	60,900	4,232,550

		7,782,625

Multi-Utilities : 0.99%
MDU Resources Group Incorporated	162,100	4,182,180

5

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Small Cap Value Fund

				Shares	Value
Water Utilities : 0.24%
Artesian Resources Corporation Class A				27,200	$1,011,024

Total Common Stocks (Cost $382,346,997)					397,074,492

			Expiration date
Warrants : 0.00%

Energy : 0.00%

Energy Equipment & Services : 0.00%
Parker Drilling Company †(a)			09-16-2024	8,457	0

Total Warrants (Cost $0)					0

Short-Term Investments : 1.61%

		Yield
Investment Companies : 1.61%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%		6,775,529	6,775,529

Total Short-Term Investments (Cost $6,775,529)					6,775,529

Total investments in securities (Cost $389,122,526)	95.85%				403,850,021
Other assets and liabilities, net	4.15				17,501,490

Total net assets	100.00%				$421,351,511

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Industrials
Machinery
FreightCar America Incorporated *†	736,700	0	736,700	0	$0

Information Technology
Technology Hardware, Storage & Peripherals
Quantum Corporation *†	1,733,100	48,500	1,781,600	0	0

					$0	0.00%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	681,307	88,767,449	82,673,227	6,775,529	6,775,529	1.61

					$6,775,529	1.61%

*	No longer held at the end of the period.
†	Non-income-earning security

Wells Fargo Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$35,753,318	$1,995,750	$0	$37,749,068
Consumer staples	17,370,714	0	0	17,370,714
Energy	18,263,356	0	0	18,263,356
Financials	110,315,156	0	0	110,315,156
Health care	19,585,495	0	0	19,585,495
Industrials	82,359,767	0	0	82,359,767
Information technology	42,285,875	0	0	42,285,875
Materials	22,168,128	0	0	22,168,128
Real estate	24,920,709	0	0	24,920,709
Utilities	22,056,224	0	0	22,056,224
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	6,775,529	0	0	6,775,529

Total assets	$401,854,271	$1,995,750	$0	$403,850,021

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 95.90%

Communication Services : 1.28%

Media : 1.28%
Discovery Communications Incorporated Class C †	3,826,700	$108,869,615

Consumer Discretionary : 7.38%

Auto Components : 1.03%
Aptiv plc	1,092,000	88,266,360

Hotels, Restaurants & Leisure : 2.71%
The Wendy’s Company	5,983,200	117,151,056
Vail Resorts Incorporated	370,400	82,665,872
Yum China Holdings Incorporated	674,200	31,148,040

		230,964,968

Household Durables : 2.55%
D.R. Horton Incorporated	1,699,200	73,286,496
Mohawk Industries Incorporated †	978,700	144,328,889

		217,615,385

Multiline Retail : 1.09%
Kohl’s Corporation	1,950,000	92,722,500

Consumer Staples : 3.09%

Beverages : 2.06%
Molson Coors Brewing Company Class B	3,137,576	175,704,256

Food Products : 0.62%
Lamb Weston Holdings Incorporated	835,900	52,962,624

Household Products : 0.41%
Spectrum Brands Holdings Incorporated	648,840	34,888,127

Energy : 5.36%

Energy Equipment & Services : 1.69%
Baker Hughes Incorporated	1,782,900	43,912,827
National Oilwell Varco Incorporated	3,292,100	73,183,383
Patterson-UTI Energy Incorporated	2,391,600	27,527,314

		144,623,524

Oil, Gas & Consumable Fuels : 3.67%
Cimarex Energy Company	1,497,100	88,822,943
Devon Energy Corporation	1,822,000	51,963,440
Hess Corporation	1,239,200	78,775,944
Valero Energy Corporation	522,300	44,714,103
WPX Energy Incorporated †	4,208,700	48,442,137

		312,718,567

Financials : 20.47%

Banks : 5.77%
Fifth Third Bancorp	4,958,200	138,333,780
PacWest Bancorp	3,060,707	118,847,253
Regions Financial Corporation	9,112,600	136,142,244
Zions Bancorporation	2,135,200	98,176,496

		491,499,773

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Special Mid Cap Value Fund

	Shares	Value
Capital Markets : 1.00%
Northern Trust Corporation	943,700	$84,933,000

Insurance : 12.30%
Arch Capital Group Limited †	5,196,508	192,686,517
Brown & Brown Incorporated	7,317,000	245,119,500
Fidelity National Financial Incorporated	4,162,814	167,761,404
Loews Corporation	3,335,100	182,329,917
The Allstate Corporation	1,742,100	177,154,149
Willis Towers Watson plc	437,300	83,760,442

		1,048,811,929

Mortgage REITs : 1.40%
Annaly Capital Management Incorporated	13,119,100	119,777,383

Health Care : 8.83%

Health Care Equipment & Supplies : 4.73%
Alcon Incorporated †	690,300	42,833,115
Steris plc	641,900	95,566,072
Varian Medical Systems Incorporated †	1,067,300	145,291,549
Zimmer Biomet Holdings Incorporated	1,019,900	120,083,026

		403,773,762

Health Care Providers & Services : 2.96%
Humana Incorporated	640,800	170,004,240
Universal Health Services Incorporated Class B	629,100	82,028,349

		252,032,589

Life Sciences Tools & Services : 1.14%
Charles River Laboratories International Incorporated †	685,300	97,244,070

Industrials : 15.98%

Aerospace & Defense : 1.42%
L3Harris Technologies Incorporated	638,800	120,816,244

Building Products : 1.20%
Owens Corning Incorporated	1,751,930	101,962,326

Commercial Services & Supplies : 2.43%
Republic Services Incorporated	2,390,175	207,084,762

Construction & Engineering : 2.91%
Jacobs Engineering Group Incorporated	2,944,843	248,515,301

Electrical Equipment : 0.56%
Acuity Brands Incorporated	343,900	47,427,249

Industrial Conglomerates : 1.76%
Carlisle Companies Incorporated	1,070,500	150,308,905

Machinery : 2.31%
Cummins Incorporated	520,509	89,184,012
Stanley Black & Decker Incorporated	747,800	108,139,358

		197,323,370

Road & Rail : 2.65%
Kansas City Southern	1,852,600	225,683,732

Trading Companies & Distributors : 0.74%
AerCap Holdings NV †	1,207,600	62,807,276

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Information Technology : 10.18%

IT Services : 7.27%
Amdocs Limited	3,667,300	$227,702,657
Euronet Worldwide Incorporated †	727,100	122,327,304
Fidelity National Information Services Incorporated	1,729,400	212,162,792
Leidos Holdings Incorporated	721,000	57,571,850

		619,764,603

Semiconductors & Semiconductor Equipment : 0.76%
Analog Devices Incorporated	572,000	64,561,640

Software : 0.62%
Check Point Software Technologies Limited †	456,400	52,764,404

Technology Hardware, Storage & Peripherals : 1.53%
NCR Corporation †	4,194,020	130,434,022

Materials : 7.13%

Chemicals : 1.96%
PPG Industries Incorporated	1,434,300	167,397,153

Construction Materials : 1.12%
Eagle Materials Incorporated	1,028,300	95,323,410

Containers & Packaging : 4.05%
International Paper Company	1,809,700	78,396,204
Packaging Corporation of America	1,213,613	115,681,591
Sealed Air Corporation	3,531,300	151,069,014

		345,146,809

Real Estate : 6.88%

Equity REITs : 4.65%
American Campus Communities Incorporated	2,845,705	131,357,743
Invitation Homes Incorporated	5,615,428	150,100,390
Mid-America Apartment Communities Incorporated	977,200	115,075,072

		396,533,205

Real Estate Management & Development : 2.23%
CBRE Group Incorporated Class A †	3,709,300	190,287,090

Utilities : 9.32%

Electric Utilities : 3.83%
American Electric Power Company Incorporated	2,531,560	222,802,596
FirstEnergy Corporation	2,413,900	103,339,059

		326,141,655

Multi-Utilities : 2.76%
Ameren Corporation	3,136,850	235,608,804

Water Utilities : 2.73%
American Water Works Company Incorporated	2,007,400	232,858,400

Total Common Stocks (Cost $6,681,370,874)		8,176,158,792

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Special Mid Cap Value Fund

		Yield	Shares	Value
Short-Term Investments : 4.30%

Investment Companies : 4.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	366,453,145	$366,453,145

Total Short-Term Investments (Cost $366,453,145)				366,453,145

Total investments in securities (Cost $7,047,824,019)	100.20%			8,542,611,937
Other assets and liabilities, net	(0.20)			(17,465,795)

Total net assets	100.00%			$8,525,146,142

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	183,466,427	1,476,715,256	1,293,728,538	366,453,145	$366,453,145	4.30%

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$108,869,615	$0	$0	$108,869,615
Consumer discretionary	629,569,213	0	0	629,569,213
Consumer staples	263,555,007	0	0	263,555,007
Energy	457,342,091	0	0	457,342,091
Financials	1,745,022,085	0	0	1,745,022,085
Health care	753,050,421	0	0	753,050,421
Industrials	1,361,929,165	0	0	1,361,929,165
Information technology	867,524,669	0	0	867,524,669
Materials	607,867,372	0	0	607,867,372
Real estate	586,820,295	0	0	586,820,295
Utilities	794,608,859	0	0	794,608,859
Short-term investments
Investment companies	366,453,145	0	0	366,453,145

Total assets	$8,542,611,937	$0	$0	$8,542,611,937

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 3019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 90.61%

Communication Services : 0.81%

Media : 0.81%
A.H. Belo Corporation Class A (l)	1,767,189	$6,520,927
Gannett Company Incorporated	1,240,121	10,119,387
New Media Investment Group Incorporated	1,018,739	9,616,896

		26,257,210

Consumer Discretionary : 8.93%

Diversified Consumer Services : 0.08%
Liberty Tax Incorporated «	262,343	2,518,493

Hotels, Restaurants & Leisure : 5.54%
Denny’s Corporation (l)†	3,391,371	69,624,847
Dine Brands Global Incorporated	732,767	69,957,265
The Wendy’s Company	2,047,600	40,092,008

		179,674,120

Household Durables : 1.33%
Helen of Troy Limited †	330,800	43,199,172

Specialty Retail : 0.53%
American Eagle Outfitters Incorporated	251,300	4,246,970
Urban Outfitters Incorporated †	566,000	12,876,500

		17,123,470

Textiles, Apparel & Luxury Goods : 1.45%
Crocs Incorporated †	283,142	5,592,055
Delta Apparel Incorporated (l)†	565,592	13,110,423
Steven Madden Limited	827,900	28,107,205

		46,809,683

Consumer Staples : 8.46%

Beverages : 0.87%
Cott Corporation	2,129,500	28,428,825

Food & Staples Retailing : 0.48%
BJ’s Wholesale Club Holdings Incorporated †	586,712	15,489,197

Food Products : 5.00%
Hostess Brands Incorporated †	1,824,123	26,340,336
J & J Snack Foods Corporation	319,760	51,465,372
Nomad Foods Limited †	2,743,330	58,597,529
TreeHouse Foods Incorporated †	474,785	25,685,869

		162,089,106

Household Products : 2.11%
Central Garden & Pet Company (l)«†	793,222	21,377,333
Central Garden & Pet Company Class A †	774,633	19,086,957
Spectrum Brands Holdings Incorporated	519,501	27,933,569

		68,397,859

Energy : 3.75%

Energy Equipment & Services : 1.59%
C&J Energy Services Incorporated †	681,274	8,025,408
Forum Energy Technologies Incorporated †	1,302,385	4,454,157

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Special Small Cap Value Fund

	Shares	Value
Energy Equipment & Services (continued)
Oil States International Incorporated †	686,500	$12,562,950
Patterson-UTI Energy Incorporated	1,999,610	23,015,511
Tetra Technologies Incorporated †	2,175,522	3,546,101

		51,604,127

Oil, Gas & Consumable Fuels : 2.16%
Berry Petroleum Corporation	804,185	8,524,361
Callon Petroleum Company †	1,537,700	10,133,443
Magnolia Oil & Gas Corporation †	768,000	8,893,440
Penn Virginia Corporation †	282,362	8,662,866
QEP Resources Incorporated †	2,920,200	21,113,046
WPX Energy Incorporated †	1,106,802	12,739,291

		70,066,447

Financials : 20.96%

Banks : 11.27%
Associated Banc Corporation	1,832,552	38,740,149
CVB Financial Corporation	626,690	13,179,291
First Citizens BancShares Corporation Class A	113,050	50,903,024
First Hawaiian Incorporated	1,437,290	37,182,692
Hancock Whitney Corporation	972,345	38,952,141
IBERIABANK Corporation	444,100	33,684,985
LegacyTexas Financial Group	338,200	13,768,122
Renasant Corporation	1,099,935	39,531,664
South State Corporation	463,861	34,172,640
UMB Financial Corporation	993,909	65,419,090

		365,533,798

Capital Markets : 2.90%
Apollo Investment Corporation	1,393,878	22,023,272
Artisan Partners Asset Management Incorporated Class A	1,166,695	32,107,446
New Mountain Finance Corporation	1,759,047	24,573,887
Westwood Holdings Group Incorporated	436,883	15,378,282

		94,082,887

Insurance : 4.95%
CNO Financial Group Incorporated	406,100	6,773,748
Enstar Group Limited †	141,048	24,581,845
ProAssurance Corporation	983,000	35,496,130
Stewart Information Services Corporation	784,075	31,747,197
The Hanover Insurance Group Incorporated	229,491	29,443,695
White Mountains Insurance Group Limited	31,714	32,394,582

		160,437,197

Mortgage REITs : 1.84%
Apollo Commercial Real Estate Finance Incorporated	1,395,015	25,654,326
Invesco Mortgage Capital Incorporated	734,180	11,834,982
Two Harbors Investment Corporation	1,742,957	22,083,265

		59,572,573

Health Care : 3.59%

Health Care Equipment & Supplies : 1.43%
Avanos Medical Incorporated †	472,800	20,618,808
Globus Medical Incorporated Class A †	194,408	8,223,458
ICU Medical Incorporated †	69,900	17,608,509

		46,450,775

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Health Care Providers & Services : 0.93%
Hanger Incorporated †	701,780	$13,439,087
Premier Incorporated Class A †	426,400	16,676,504

		30,115,591

Pharmaceuticals : 1.23%
Innoviva Incorporated †	1,055,702	15,371,021
Prestige Consumer Healthcare Incorporated †	776,300	24,593,184

		39,964,205

Industrials : 18.97%

Aerospace & Defense : 0.84%
Parsons Corporation †	735,598	27,114,142

Building Products : 4.58%
CSW Industrials Incorporated (l)	805,069	54,865,452
Griffon Corporation	763,085	12,911,398
Quanex Building Products Corporation	1,205,727	22,776,183
Simpson Manufacturing Company Incorporated	868,771	57,738,521

		148,291,554

Commercial Services & Supplies : 3.46%
ACCO Brands Corporation	1,594,161	12,546,047
Brady Corporation Class A	285,509	14,081,304
Deluxe Corporation	637,731	25,930,142
Ennis Incorporated	1,250,193	25,653,960
Viad Corporation	512,450	33,944,688

		112,156,141

Electrical Equipment : 2.17%
Atkore International Incorporated †	1,779,490	46,035,406
EnerSys	356,435	24,415,798

		70,451,204

Machinery : 6.90%
Douglas Dynamics Incorporated	797,503	31,732,644
Franklin Electric Company Incorporated	1,149,082	54,581,395
Hillenbrand Incorporated	924,334	36,575,896
Kadant Incorporated	273,584	24,844,163
Mueller Industries Incorporated	2,280,736	66,757,143
NN Incorporated	929,565	9,072,554

		223,563,795

Professional Services : 0.69%
Korn/Ferry International	560,032	22,440,482

Trading Companies & Distributors : 0.33%
Aircastle Limited	507,402	10,787,367

Information Technology : 7.80%

Communications Equipment : 0.46%
NETGEAR Incorporated	588,002	14,870,571

Electronic Equipment, Instruments & Components : 2.84%
AVX Corporation	1,246,030	20,684,098
Badger Meter Incorporated	249,377	14,885,313
Belden Incorporated	378,068	22,521,511

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Special Small Cap Value Fund

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Novanta Incorporated †	361,293	$34,069,930

		92,160,852

IT Services : 1.15%
MAXIMUS Incorporated	205,400	14,899,716
Sykes Enterprises Incorporated †	810,900	22,267,314

		37,167,030

Semiconductors & Semiconductor Equipment : 2.17%
Brooks Automation Incorporated	537,100	20,812,625
Cabot Microelectronics Corporation	362,613	39,916,439
DSP Group Incorporated †	656,048	9,420,849

		70,149,913

Software : 0.70%
ACI Worldwide Incorporated †	391,600	13,447,544
Cision Limited †	795,168	9,327,321

		22,774,865

Technology Hardware, Storage & Peripherals : 0.48%
Glassbridge Enterprises Incorporated (l)«†	305,421	94,681
NCR Corporation †	499,400	15,531,340

		15,626,021

Materials : 12.02%

Chemicals : 4.16%
Innospec Incorporated	837,272	76,392,697
PolyOne Corporation	831,403	26,097,740
PQ Group Holdings Incorporated †	613,547	9,724,720
Sensient Technologies Corporation	308,768	22,688,273

		134,903,430

Construction Materials : 2.96%
Eagle Materials Incorporated	1,033,353	95,791,823

Containers & Packaging : 1.48%
Silgan Holdings Incorporated	1,571,421	48,085,483

Metals & Mining : 0.50%
Compass Minerals International Incorporated	295,500	16,237,725

Paper & Forest Products : 2.92%
Neenah Paper Incorporated (l)	957,892	64,705,605
Schweitzer-Mauduit International Incorporated	898,687	29,818,435

		94,524,040

Real Estate : 2.50%

Equity REITs : 2.50%
Acadia Realty Trust	832,667	22,790,096
Pebblebrook Hotel Trust «	1,011,224	28,496,292
Washington REIT	1,109,262	29,650,573

		80,936,961

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2019 (unaudited)

				Shares	Value
Utilities : 2.82%

Electric Utilities : 2.82%
Hawaiian Electric Industries Incorporated				1,217,937	$53,041,156
IDACORP Incorporated				383,400	38,504,862

					91,546,018

Total Common Stocks (Cost $2,701,915,070)					2,937,394,152

Exchange-Traded Funds : 2.83%
iShares Russell 2000 Index ETF «				305,700	47,536,350
iShares Russell 2000 Value Index ETF «				367,900	44,331,950
Total Exchange-Traded Funds (Cost $90,684,227)					91,868,300

		Dividend yield
Preferred Stocks : 0.27%

Industrials : 0.27%

Industrial Conglomerates : 0.27%
Steel Partners Holdings LP		7.14%		414,186	8,702,048

Total Preferred Stocks (Cost $9,103,105)					8,702,048

			Expiration date
Rights : 0.01%

Financials : 0.01%

Diversified Financial Services : 0.01%
Schulman Incorporated Class A †(a)‡			12-31-2099	593,658	257,054

Total Rights (Cost $257,054)					257,054

		Yield
Short-Term Investments : 7.80%

Investment Companies : 7.80%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51		63,287,945	63,300,602
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		189,674,102	189,674,102

Total Short-Term Investments (Cost $252,968,376)					252,974,704

Total investments in securities (Cost $3,054,927,832)	101.52%				3,291,196,258
Other assets and liabilities, net	(1.52)				(49,337,522)

Total net assets	100.00%				$3,241,858,736

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Communication Services
Media
A.H. Belo Corporation Class A	1,658,289	108,900	0	1,767,189	$6,520,927
Consumer Discretionary
Hotels, Restaurants & Leisure
Denny’s Corporation †	3,316,971	76,500	2,100	3,391,371	69,624,847
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated †	519,692	45,900	0	565,592	13,110,423
Consumer Staples
Household Products
Central Garden & Pet Company †	743,522	49,700	0	793,222	21,377,333
Industrials
Building Products
CSW Industrials Incorporated	759,969	45,100	0	805,069	54,865,452
Information Technology
Technology Hardware, Storage & Peripherals
Glassbridge Enterprises Incorporated †	305,421	0	0	305,421	94,681
Materials
Paper & Forest Products
Neenah Paper Incorporated	877,121	80,771	0	957,892	64,705,605
					230,299,268	7.10%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	57,964,218	131,816,514	126,492,787	63,287,945	63,300,602
Wells Fargo Government Money Market Fund Select Class	128,767,336	489,152,356	428,245,590	189,674,102	189,674,102
					252,974,704	7.80

					$483,273,972	14.90%

†	Non-income-earning security

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$26,257,210	$0	$0	$26,257,210
Consumer discretionary	289,324,938	0	0	289,324,938
Consumer staples	274,404,987	0	0	274,404,987
Energy	121,670,574	0	0	121,670,574
Financials	679,626,455	0	0	679,626,455
Health care	116,530,571	0	0	116,530,571
Industrials	614,804,685	0	0	614,804,685
Information technology	252,654,571	94,681	0	252,749,252
Materials	389,542,501	0	0	389,542,501
Real estate	80,936,961	0	0	80,936,961
Utilities	91,546,018	0	0	91,546,018
Exchange-traded funds	91,868,300	0	0	91,868,300
Preferred stocks
Industrials	8,702,048	0	0	8,702,048
Rights
Financials	0	0	257,054	257,054
Short-term investments
Investment companies	252,974,704	0	0	252,974,704

Total assets	$3,290,844,523	$94,681	$257,054	$3,291,196,258

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 94.30%

Communication Services : 11.47%

Entertainment : 1.62%
Electronic Arts Incorporated †	9,275	$939,187
Netflix Incorporated †	11,525	4,233,363
Take-Two Interactive Software Incorporated †	13,415	1,523,005
Tencent Music Entertainment ADR †	3	45
Zynga Incorporated Class A †	212,850	1,304,771

		8,000,371

Interactive Media & Services : 9.85%
Alphabet Incorporated Class A †	7,915	8,570,362
Alphabet Incorporated Class C †	4,460	4,820,859
Facebook Incorporated Class A †	175,240	33,821,320
Tencent Holdings Limited	5,715	257,960
Yandex NV Class A †	32,140	1,221,320

		48,691,821

Consumer Discretionary : 6.12%

Internet & Direct Marketing Retail : 6.12%
Alibaba Group Holding Limited ADR †	3,220	545,629
Amazon.com Incorporated †	15,465	29,284,988
GrubHub Incorporated †	5,615	437,914

		30,268,531

Health Care : 0.44%

Health Care Technology : 0.44%
Veeva Systems Incorporated Class A †	13,235	2,145,526

Industrials : 1.63%

Electrical Equipment : 0.77%
Bloom Energy Corporation Class A †«	311,560	3,822,841

Industrial Conglomerates : 0.86%
Roper Industries Incorporated	11,595	4,246,785

Information Technology : 74.64%

Communications Equipment : 1.97%
Arista Networks Incorporated †	17,070	4,431,713
Cisco Systems Incorporated	28,730	1,572,393
Palo Alto Networks Incorporated †	13,660	2,783,362
Telefonaktiebolaget LM Ericsson ADR	48,035	456,333
Viavi Solutions Incorporated †	36,310	482,560

		9,726,361

Electronic Equipment, Instruments & Components : 0.10%
Cognex Corporation	1,460	70,051
IPG Photonics Corporation †	2,760	425,730

		495,781

IT Services : 23.44%
Akamai Technologies Incorporated †	75,770	6,072,208

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Specialized Technology Fund

	Shares	Value
IT Services (continued)
Capgemini SA	11,355	$1,411,902
Coupa Software Incorporated †	3,965	502,009
DXC Technology Company	94,475	5,210,296
Fidelity National Information Services Incorporated	16,605	2,037,101
First Data Corporation Class A †	89,190	2,414,373
Fiserv Incorporated †	9,995	911,144
Global Payments Incorporated	13,750	2,201,788
MasterCard Incorporated Class A	60,955	16,124,426
MongoDB Incorporated	76,955	11,704,086
Okta Incorporated †	146,690	18,117,682
PayPal Holdings Incorporated †	93,075	10,653,365
Square Incorporated Class A †	54,330	3,940,555
Total System Services Incorporated	21,550	2,764,219
Twilio Incorporated Class A †	144,540	19,708,028
Visa Incorporated Class A	52,375	9,089,680
Worldpay Incorporated Class A	24,425	2,993,283

		115,856,145

Semiconductors & Semiconductor Equipment : 12.91%
Advanced Micro Devices Incorporated †	256,930	7,802,964
Analog Devices Incorporated	37,555	4,238,833
Broadcom Incorporated	29,760	8,566,714
Cree Incorporated	167,075	9,386,274
Cypress Semiconductor Corporation	244,295	5,433,121
Infineon Technologies AG	28,617	506,003
KLA-Tencor Corporation	36,020	4,257,564
Lam Research Corporation	11,305	2,123,531
Microchip Technology Incorporated	64,100	5,557,470
Micron Technology Incorporated †	57,050	2,201,560
ON Semiconductor Corporation	289,670	5,854,231
QUALCOMM Incorporated	46,050	3,503,024
Teradyne Incorporated	41,370	1,982,037
Texas Instruments Incorporated	8,140	934,146
Xilinx Incorporated	12,485	1,472,231

		63,819,703

Software : 33.50%
Alteryx Incorporated Class A †	97,360	10,623,923
Aspen Technology Incorporated †	4,685	582,252
Atlassian Corporation plc Class A †	61,080	7,991,707
Autodesk Incorporated	6,370	1,037,673
AVEVA Group plc	46,450	2,384,341
Crowdstrike Holdings Incorporated Class A †	825	56,339
CyberArk Software Limited †	19,420	2,482,653
Elastic NV †	53,888	4,023,278
ForeScout Technologies Incorporated †	42,395	1,435,495
Fortinet Incorporated †	11,260	865,106
Guidewire Software Incorporated †	4,505	456,717
HubSpot Incorporated †	9,880	1,684,738
Intuit Incorporated	1,865	487,380
Microsoft Corporation	301,820	40,431,807
New Relic Incorporated †	5,020	434,280
Nutanix Incorporated Class A †	99,960	2,592,962
Paycom Software Incorporated †	109,740	24,880,253
Proofpoint Incorporated †	47,600	5,723,900
Rapid7 Incorporated †	53,090	3,070,726
RealPage Incorporated †	14,030	825,666
RingCentral Incorporated Class A †	82,885	9,525,144
Salesforce.com Incorporated †	44,854	6,805,697
ServiceNow Incorporated	50,285	13,806,752
Smartsheet Incorporated Class A †	22,740	1,100,616
Sophos Group plc 144A	188,675	945,732

2

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2019 (unaudited)

			Shares	Value
Software (continued)
Splunk Incorporated †			4,895	$615,546
Temenos Group AG			10,870	1,944,730
Tenable Holdings Incorporated †			34,385	981,348
Workday Incorporated Class A †			43,585	8,960,204
Zendesk Incorporated †			16,565	1,474,782
Zscaler Incorporated †«			95,660	7,331,382

				165,563,129

Technology Hardware, Storage & Peripherals : 2.72%
Apple Incorporated			26,350	5,215,192
NetApp Incorporated			103,320	6,374,844
Pure Storage Incorporated Class A †			121,045	1,848,357

				13,438,393

Total Common Stocks (Cost $293,266,597)				466,075,387

		Yield
Short-Term Investments : 8.41%

Investment Companies : 8.41%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51%	9,583,354	9,585,270
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	31,979,179	31,979,179
Total Short-Term Investments (Cost $41,563,495)				41,564,449

Total investments in securities (Cost $334,830,092)	102.71%			507,639,836
Other assets and liabilities, net	(2.71)			(13,379,653)

Total net assets	100.00%			$494,260,183

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of priod	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	20,473,818	57,021,864	67,912,328	9,583,354	$9,585,270
Wells Fargo Government Money Market Fund Select Class	18,717,955	76,992,978	63,731,754	31,979,179	31,979,179

					$41,564,449	8.41%

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$56,692,192	$0	$0	$56,692,192
Consumer discretionary	30,268,531	0	0	30,268,531
Health care	2,145,526	0	0	2,145,526
Industrials	8,069,626	0	0	8,069,626
Information technology	368,899,512	0	0	368,899,512
Short-term investments
Investment companies	41,564,449	0	0	41,564,449

Total assets	$507,639,836	$0	$0	$507,639,836

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 7.94%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$303,226
AmeriCredit Automobile Receivables Trust Series 2018-3 Class D	4.04	11-18-2024	1,100,000	1,148,923
Ascentium Equipment Receivables LLC Series 2016-1A Class B 144A	2.85	7-10-2020	127,394	127,440
Avis Budget Rental Car Funding LLC Series 2016-1A Class A 144A	2.99	6-20-2022	230,000	232,416
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	665,015
Bank of the West Auto Trust Series 2018-1 Class C 144A	3.98	5-15-2024	1,100,000	1,138,643
Capital Auto Receivables Trust Series 2018-2 Class C 144A	3.69	12-20-2023	1,200,000	1,218,636
Chesapeake Funding II LLC Series 2017-3A Class C 144A	2.78	8-15-2029	800,000	803,949
Chesapeake Funding II LLC Series 2017-3A Class D 144A	3.38	8-15-2029	120,000	121,195
Chesapeake Funding II LLC Series 2017-4A Class D 144A	3.26	11-15-2029	400,000	401,959
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,092,700	1,118,472
Dell Equipment Finance Trust Series 2017-2 Class D 144A	3.27	10-23-2023	400,000	401,843
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	454,862	454,231
Hertz Fleet Lease Funding LP Series 2019-1 Class E 144A	4.62	1-10-2033	1,550,000	1,567,230
Hertz Vehicle Financing LLC Series 2015-1A Class B 144A	3.52	3-25-2021	1,100,000	1,106,017
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	309,194
Tesla Auto Lease Trust Series 2018-A Class E 144A	4.94	3-22-2021	350,000	353,340
Tesla Auto Lease Trust Series 2018-B Class D 144A	5.29	11-22-2021	1,200,000	1,235,776

Total Asset-Backed Securities (Cost $12,458,468)				12,707,505

Corporate Bonds and Notes : 19.67%

Communication Services : 2.24%

Diversified Telecommunication Services : 0.33%
AT&T Incorporated	3.80	2-15-2027	265,000	275,314
Verizon Communications Incorporated	5.50	3-16-2047	205,000	258,900

				534,214

Entertainment : 0.10%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	150,000	154,313

Media : 1.51%
CCO Holdings LLC	5.25	9-30-2022	50,000	50,755
CCO Holdings LLC 144A	5.38	5-1-2025	150,000	155,063
Charter Communications Operating LLC	4.91	7-23-2025	700,000	759,536
Cinemark USA Incorporated	5.13	12-15-2022	75,000	76,125
Cox Communications Incorporated 144A	3.50	8-15-2027	200,000	203,655
CSC Holdings LLC 144A	5.50	5-15-2026	200,000	209,740
Discovery Communications LLC	3.80	3-13-2024	100,000	103,740
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	101,875
Gray Television Incorporated 144A	5.88	7-15-2026	150,000	155,625
Lamar Media Corporation	5.00	5-1-2023	50,000	50,875
National CineMedia LLC	6.00	4-15-2022	175,000	176,750
Nexstar Escrow Incorporated 144A%%	5.63	7-15-2027	10,000	10,250
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	74,906
Outfront Media Capital Corporation	5.88	3-15-2025	100,000	103,375
Salem Media Group Incorporated 144A	6.75	6-1-2024	50,000	43,750
The E.W. Scripps Company 144A	5.13	5-15-2025	150,000	144,000

				2,420,020

Wireless Telecommunication Services : 0.30%
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	153,750
Sprint Spectrum Company 144A	5.15	9-20-2029	65,000	66,950
T-Mobile USA Incorporated	4.75	2-1-2028	25,000	25,758
T-Mobile USA Incorporated	6.38	3-1-2025	220,000	228,470

				474,928

Consumer Discretionary : 2.14%

Auto Components : 0.38%
Adient Global Holdings 144A	3.50	8-15-2024	515,000	486,053
Allison Transmission Incorporated 144A	5.00	10-1-2024	50,000	51,000

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal	Value
Auto Components (continued)
Allison Transmission Incorporated 144A	5.88	6-1-2029	$25,000	$26,313
Cooper Tire & Rubber Company	8.00%	12-15-2019	50,000	50,875

				614,241

Automobiles : 0.06%
Ford Motor Company	7.45	7-16-2031	80,000	94,566

Distributors : 0.24%
IAA Spinco Incorporated 144A	5.50	6-15-2027	75,000	78,000
LKQ Corporation	4.75	5-15-2023	300,000	303,000

				381,000

Diversified Consumer Services : 0.18%
Carriage Services Incorporated 144A	6.63	6-1-2026	25,000	25,625
Service Corporation International	4.63	12-15-2027	150,000	153,188
Service Corporation International	5.38	5-15-2024	100,000	102,875

				281,688

Hotels, Restaurants & Leisure : 0.47%
Hilton Domestic Operating Company Incorporated	5.13	5-1-2026	225,000	234,844
KFC Holding Company 144A	5.00	6-1-2024	250,000	258,125
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	250,000	261,563

				754,532

Specialty Retail : 0.60%
Asbury Automotive Group Incorporated	6.00	12-15-2024	175,000	181,125
Group 1 Automotive Incorporated	5.00	6-1-2022	50,000	50,625
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	100,000	102,375
Lithia Motors Incorporated 144A	5.25	8-1-2025	175,000	180,250
Penske Auto Group Incorporated	3.75	8-15-2020	70,000	70,000
Penske Auto Group Incorporated	5.38	12-1-2024	150,000	154,125
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	50,688
Sonic Automotive Incorporated	5.00	5-15-2023	175,000	176,531

				965,719

Textiles, Apparel & Luxury Goods : 0.21%
Levi Strauss & Company	5.00	5-1-2025	200,000	207,000
The William Carter Company 144A	5.63	3-15-2027	75,000	78,563
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	50,000	49,375

				334,938

Consumer Staples : 0.02%

Food Products : 0.02%
Darling Ingredients Incorporated 144A	5.25	4-15-2027	25,000	26,125

Energy : 2.53%

Energy Equipment & Services : 0.49%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	125,000	77,500
Era Group Incorporated	7.75	12-15-2022	40,000	39,800
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	175,438
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	211,750
NGPL PipeCo LLC 144A	7.77	12-15-2037	100,000	127,000
Oceaneering International Incorporated	6.00	2-1-2028	150,000	148,500

				779,988

2

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 2.04%
Antero Midstream Partners LP 144A	5.75%	1-15-2028	$50,000	$49,500
Archrock Partners LP 144A	6.88	4-1-2027	25,000	26,128
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	100,000	98,500
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	75,000	81,469
Cheniere Energy Partners LP	5.25	10-1-2025	100,000	103,375
Cheniere Energy Partners LP 144A	5.63	10-1-2026	100,000	105,500
Denbury Resources Incorporated 144A	9.00	5-15-2021	75,000	73,875
Denbury Resources Incorporated 144A	9.25	3-31-2022	100,000	93,750
EnLink Midstream Partners LP	4.40	4-1-2024	50,000	50,562
EnLink Midstream Partners LP	4.85	7-15-2026	225,000	226,688
Murphy Oil Corporation	5.75	8-15-2025	155,000	160,642
Murphy Oil Corporation	6.88	8-15-2024	50,000	52,500
Nabors Industries Incorporated	5.75	2-1-2025	150,000	132,938
Phillips 66	4.88	11-15-2044	250,000	279,575
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	150,000	152,438
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	75,000	83,656
Rose Rock Midstream LP	5.63	11-15-2023	100,000	95,500
SemGroup Corporation	7.25	3-15-2026	125,000	121,875
Southern Star Central Corporation 144A	5.13	7-15-2022	200,000	201,500
Sunoco Logistics Partner LP	5.40	10-1-2047	750,000	796,771
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	275,000	283,938
Ultra Resources Incorporated 144A	7.13	4-15-2025	75,000	6,375

				3,277,055

Financials : 5.25%

Banks : 0.63%
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	295,820
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	350,000	354,813
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	105,125
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	254,375

				1,010,133

Capital Markets : 0.86%
Blackstone Holdings Finance Company LLC 144A	3.15	10-2-2027	100,000	100,309
Goldman Sachs Group Incorporated	4.25	10-21-2025	765,000	811,220
International Finance Corporation	6.30	11-25-2024	25,750,000	368,335
MSCI Incorporated 144A	4.75	8-1-2026	100,000	103,750

				1,383,614

Consumer Finance : 1.76%
FirstCash Incorporated 144A	5.38	6-1-2024	175,000	179,813
Ford Motor Credit Company LLC	3.20	1-15-2021	1,500,000	1,504,313
General Motors Financial Company Incorporated	5.65	1-17-2029	170,000	186,367
Springleaf Finance Corporation	7.13	3-15-2026	25,000	27,321
Springleaf Finance Corporation	7.75	10-1-2021	150,000	164,063
Synchrony Financial	3.95	12-1-2027	750,000	748,792

				2,810,669

Diversified Financial Services : 0.29%
Brookfield Finance LLC	4.00	4-1-2024	200,000	210,111
LPL Holdings Incorporated 144A	5.75	9-15-2025	250,000	255,938

				466,049

Insurance : 1.71%
American Equity Investment Life Insurance Company	5.00	6-15-2027	100,000	102,528
Brighthouse Financial Incorporated	4.70	6-22-2047	745,000	621,845
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	225,650
HUB International Limited 144A	7.00	5-1-2026	100,000	101,375
Lincoln National Corporation	7.00	6-15-2040	855,000	1,178,031
MetLife Incorporated	6.40	12-15-2066	200,000	228,678

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
PartnerRe Finance LLC	3.70%	7-2-2029	$180,000	$182,963
USI Incorporated 144A	6.88	5-1-2025	100,000	99,000

				2,740,070

Health Care : 1.71%

Health Care Equipment & Supplies : 0.14%
Hologic Incorporated 144A	4.38	10-15-2025	225,000	228,094

Health Care Providers & Services : 1.46%
CHS Incorporated	5.13	8-1-2021	175,000	171,063
CVS Health Corporation	5.05	3-25-2048	730,000	776,402
Davita Incorporated	5.00	5-1-2025	150,000	148,088
Highmark Incorporated 144A	6.13	5-15-2041	850,000	980,705
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	25,000	23,443
MPT Operating Partnership LP	5.25	8-1-2026	200,000	208,500
Select Medical Corporation	6.38	6-1-2021	25,000	25,034

				2,333,235

Health Care Technology : 0.11%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	175,000	177,625

Industrials : 1.37%

Aerospace & Defense : 0.04%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	75,000	75,750

Airlines : 0.28%
BBA US Holdings Incorporated 144A	5.38	5-1-2026	275,000	287,375
United Airlines	4.15	2-25-2033	150,000	160,859

				448,234

Commercial Services & Supplies : 0.45%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	50,000	52,313
Aramark Services Incorporated 144A	5.00	4-1-2025	200,000	203,000
Covanta Holding Corporation	5.88	3-1-2024	75,000	77,250
Covanta Holding Corporation	6.00	1-1-2027	100,000	104,500
KAR Auction Services Incorporated 144A	5.13	6-1-2025	275,000	279,813

				716,876

Electrical Equipment : 0.10%
Resideo Funding Incorporated 144A	6.13	11-1-2026	150,000	156,000

Industrial Conglomerates : 0.26%
General Electric Company (3 Month LIBOR +3.33%) ±	5.00	12-29-2049	430,000	412,482

Machinery : 0.16%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	150,000	157,875
Trimas Corporation 144A	4.88	10-15-2025	100,000	101,250

				259,125

Transportation Infrastructure : 0.08%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	134,434

Information Technology : 1.74%

Communications Equipment : 0.47%
Motorola Solutions Incorporated	5.50	9-1-2044	750,000	758,852

IT Services : 0.27%
First Data Corporation 144A	5.00	1-15-2024	25,000	25,613
Gartner Incorporated 144A	5.13	4-1-2025	325,000	335,208

4

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Zayo Group LLC	6.38%	5-15-2025	$75,000	$76,496

				437,317

Semiconductors & Semiconductor Equipment : 0.43%
Broadcom Corporation	3.88	1-15-2027	695,000	681,359

Software : 0.41%
CDK Global Incorporated	5.00	10-15-2024	200,000	209,500
Citrix Systems Incorporated	4.50	12-1-2027	250,000	258,565
SS&C Technologies Incorporated 144A	5.50	9-30-2027	25,000	25,938
Symantec Corporation 144A	5.00	4-15-2025	150,000	153,730

				647,733

Technology Hardware, Storage & Peripherals : 0.16%
NCR Corporation	5.00	7-15-2022	50,000	50,423
NCR Corporation	5.88	12-15-2021	100,000	101,299
NCR Corporation	6.38	12-15-2023	100,000	103,125

				254,847

Materials : 0.61%

Containers & Packaging : 0.55%
Crown Americas Capital Corporation V	4.25	9-30-2026	150,000	153,000
Crown Americas Capital Corporation VI	4.75	2-1-2026	75,000	77,063
Owens-Illinois Incorporated 144A	6.38	8-15-2025	50,000	54,500
Silgan Holdings Incorporated	3.25	3-15-2025	500,000	587,500

				872,063

Metals & Mining : 0.06%
Novelis Corporation 144A	5.88	9-30-2026	75,000	75,938
Novelis Corporation 144A	6.25	8-15-2024	25,000	26,212

				102,150

Real Estate : 1.07%

Equity REITs : 0.63%
CoreCivic Incorporated	4.63	5-1-2023	100,000	98,115
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	205,000
Sabra Health Care LP	5.38	6-1-2023	250,000	253,750
Tanger Properties LP	3.75	12-1-2024	400,000	404,127
The Geo Group Incorporated	5.88	10-15-2024	50,000	44,000

				1,004,992

Real Estate Management & Development : 0.44%
Newmark Group Incorporated	6.13	11-15-2023	290,000	306,730
Washington Prime Group Incorporated	3.85	4-1-2020	400,000	396,656

				703,386

Utilities : 0.99%

Electric Utilities : 0.32%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	125,000	123,438
Oglethorpe Power Corporation	4.25	4-1-2046	400,000	396,540

				519,978

Gas Utilities : 0.02%
Suburban Propane Partners LP	5.88	3-1-2027	25,000	25,063

5

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal		Value
Independent Power & Renewable Electricity Producers : 0.65%
NSG Holdings LLC 144A	7.75%	12-15-2025		$79,851	$85,640
Pattern Energy Group Incorporated 144A	5.88	2-1-2024		325,000	329,875
TerraForm Global Operating LLC 144A	6.13	3-1-2026		25,000	25,125
TerraForm Power Operating LLC 144A	4.25	1-31-2023		75,000	75,094
TerraForm Power Operating LLC 144A	5.00	1-31-2028		525,000	526,969

					1,042,703

Total Corporate Bonds and Notes (Cost $30,125,288)					31,496,160

			Shares
Exchange-Traded Funds : 4.45%
iShares JPMorgan USD Emerging Markets Bond ETF				18,000	2,039,220
SPDR Bloomberg Barclays High Yield Bond ETF «				27,666	3,013,916
Vanguard Intermediate-Term Corporate Bond ETF				23,000	2,066,550

Total Exchange-Traded Funds (Cost $6,973,704)					7,119,686

			Principal
Foreign Corporate Bonds and Notes: 9.55%

Communication Services : 0.38%

Diversified Telecommunication Services : 0.30%
Global Switch Holdings Limited	2.25	5-31-2027	EUR	400,000	484,694

Media : 0.08%
Altice Luxembourg SA	7.25	5-15-2022	EUR	64,337	74,991
Altice SA 144A	7.25	5-15-2022	EUR	40,043	46,674

					121,665

Consumer Discretionary : 1.26%

Auto Components : 0.29%
HP Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	450,000	466,991

Automobiles : 0.38%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	599,492

Diversified Consumer Services : 0.30%
Intertrust Group BV 144A	3.38	11-15-2025	EUR	400,000	481,949

Hotels, Restaurants & Leisure : 0.29%
Accor SA	1.25	1-25-2024	EUR	400,000	467,439

Consumer Staples : 1.46%

Food & Staples Retailing : 0.54%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	380,360
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	400,000	479,856

					860,216

Food Products : 0.62%
Danone SA (5 Year EUR Swap +1.43%) ±	1.75	12-31-2099	EUR	400,000	462,800
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	500,000	535,068

					997,868

Household Products : 0.30%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	400,000	475,876

6

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Energy : 0.67%

Oil, Gas & Consumable Fuels : 0.67%
Eni SpA	1.13%	9-19-2028	EUR	800,000	$944,548
Total SA (5 Year EUR Swap +3.78%) ±	3.88	12-29-2049	EUR	100,000	124,368

					1,068,916

Financials : 3.29%

Banks : 1.73%
Asian Development Bank	6.45	8-8-2021	INR	36,000,000	517,046
Bankia SA (5 Year EUR Swap +5.82%) ±	6.00	12-31-2099	EUR	600,000	700,247
Caixa Geral de Depositos SA (5 Year EUR Swap +5.50%) ±	5.75	6-28-2028	EUR	400,000	495,923
European Bank for Reconstruction and Development	6.00	5-4-2020	INR	38,500,000	547,598
Governor & Company of The Bank of Ireland (5 Year EUR Swap +6.96%) ±	7.38	12-29-2049	EUR	425,000	509,839

					2,770,653

Capital Markets : 0.31%
International Finance Corporation	5.85	11-25-2022	INR	35,250,000	498,435

Diversified Financial Services : 0.96%
Fiat Chrysler Automobiles Bank SpA	1.00	11-15-2021	EUR	400,000	463,649
JAB Holdings BV	1.75	6-25-2026	EUR	400,000	478,223
LKQ European Holdings BV Company 144A	3.63	4-1-2026	EUR	500,000	599,530

					1,541,402

Thrifts & Mortgage Finance : 0.29%
Deutsche Pfandbriefbank AG (5 Year EUR Swap +2.75%) ±	2.88	6-28-2027	EUR	400,000	459,670

Industrials : 0.97%

Commercial Services & Supplies : 0.60%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	450,000	492,138
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	459,207

					951,345

Road & Rail : 0.37%
Europcar Groupe SA 144A	4.13	11-15-2024	EUR	500,000	592,827

Information Technology : 0.29%

IT Services : 0.29%
Capgemini SE	1.00	10-18-2024	EUR	400,000	467,853

Materials : 0.29%

Metals & Mining : 0.29%
Constellium NV 144A	4.25	2-15-2026	EUR	400,000	467,576

Real Estate : 0.36%

Equity REITs : 0.29%
Unibail Rodamco SE (5 Year EUR Swap +1.68%) ±	2.13	12-31-2099	EUR	400,000	460,526

Real Estate Management & Development : 0.07%
ATF Netherlands BV	1.50	7-15-2024	EUR	100,000	118,496

Utilities : 0.58%

Electric Utilities : 0.30%
Innogy Finance BV	1.50	7-31-2029	EUR	400,000	481,048

7

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal		Value
Multi-Utilities : 0.28%
EP Infrastructure AS	1.66%	4-26-2024	EUR	400,000	$451,778

Total Foreign Corporate Bonds and Notes (Cost $14,957,530)					15,286,715

Foreign Government Bonds @: 8.97%
Brazil	10.00	1-1-2021	BRL	2,440,000	670,502
Brazil	10.00	1-1-2027	BRL	2,615,000	781,458
Colombia	7.00	9-11-2019	COP	4,550,000,000	1,423,371
Indonesia	7.00	5-15-2022	IDR	26,000,000,000	1,833,941
Malaysia	3.88	3-10-2022	MYR	6,000,000	1,472,523
Mexico	6.50	6-9-2022	MXN	38,260,000	1,941,869
Poland	2.75	10-25-2029	PLN	7,175,000	1,970,352
Republic of Peru	5.70	8-12-2024	PEN	4,465,000	1,472,604
Republic of South Africa	6.75	3-31-2021	ZAR	20,325,000	1,451,105
Republic of South Africa	8.75	2-28-2048	ZAR	7,975,000	510,547
Turkey	13.00	11-13-2019	TRY	5,000,000	838,011

Total Foreign Government Bonds (Cost $14,217,970)					14,366,283

Loans : 2.73%

Communication Services : 0.85%

Media : 0.70%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.66	10-19-2023		$198,977	198,231
Charter Communications Operating LLC (3 Month LIBOR +2.00%) ±	4.33	4-30-2025		496,222	495,477
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	4.93	1-2-2026		99,500	99,351
Mission Broadcasting Incorporated (1 Month LIBOR +2.25%) ±	4.69	1-17-2024		21,490	21,299
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.25%) ±	4.65	1-17-2024		107,609	106,648
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	4.41	10-4-2023		198,985	196,933

					1,117,939

Wireless Telecommunication Services : 0.15%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.94	2-2-2024		248,096	244,065

Consumer Discretionary : 0.55%

Auto Components : 0.09%
Allison Transmission Incorporated (2 Month LIBOR +2.00%) ±	4.48	3-29-2026		141,087	141,557

Distributors : 0.18%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	5.85	11-14-2022		300,237	293,911

Hotels, Restaurants & Leisure : 0.28%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.65	8-8-2021		249,532	249,013
Four Seasons Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.40	11-30-2023		198,473	197,949

					446,962

Financials : 0.21%

Diversified Financial Services : 0.21%
Intelsat Jackson Holdings SA (1 Month LIBOR +3.75%) ±	6.15	11-27-2023		340,332	336,503

Health Care : 0.33%

Health Care Providers & Services : 0.12%
Press Garney Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.15	10-23-2023		198,473	198,225

Pharmaceuticals : 0.21%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	5.41	6-2-2025		330,725	330,520

8

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials : 0.12%

Commercial Services & Supplies : 0.01%
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.63%	3-11-2021	$22,771	$22,714

Machinery : 0.11%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.83	1-31-2024	171,466	171,038

Information Technology : 0.53%

Electronic Equipment, Instruments & Components : 0.38%
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.41	9-7-2023	607,735	604,344

IT Services : 0.15%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.40	7-8-2022	172,194	171,981
First Data Corporation (1 Month LIBOR +2.00%) ±	4.40	4-26-2024	75,000	74,907

				246,888

Real Estate : 0.14%

Real Estate Management & Development : 0.14%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.91	3-24-2024	222,892	219,787

Total Loans (Cost $4,409,097)				4,374,453

Municipal Obligations : 0.81%

Illinois : 0.68%

GO Revenue : 0.60%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	155,000	164,877
Illinois Taxable Pension «	5.10	6-1-2033	750,000	789,810

				954,687

Tax Revenue : 0.08%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	100,000	135,080

				1,089,767

Maryland : 0.06%

Education Revenue : 0.06%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	100,000	99,943

Pennsylvania : 0.07%

Health Revenue : 0.07%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	100,000	100,003

Total Municipal Obligations (Cost $1,198,600)				1,289,713

Non-Agency Mortgage-Backed Securities : 30.24%
321 Henderson Receivables LLC Series 2013-2A Class A 144A	4.21	3-15-2062	1,032,840	1,132,391
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	389,173	421,820
AFN LLC Series 2019-1A Class A2 144A(a)	4.46	5-20-2049	700,000	699,601
ALM Loan Funding Series 2016-18A Class A2R (3 Month LIBOR +1.65%) 144A±	4.25	1-15-2028	600,000	598,549
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	750,474	767,205
Arroyo Mortgage Trust Series 2019-2 Class A2 144A±±	3.50	4-25-2049	1,470,600	1,490,897
Avant Loans Funding Trust Series 2019-A Class A 144A	3.48	7-15-2022	953,738	957,379
Avery Point CLO Limited Series 2015-6A Class AR (3 Month LIBOR +1.05%) 144A±	3.62	8-5-2027	750,000	750,080
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.58	6-5-2030	150,000	147,973
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	400,000	400,109

9

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Bluemountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	3.57%	11-20-2028	$1,500,000	$1,500,029
BlueMountain CLO Limited Series 2015-3A Class A1R (3 Month LIBOR +1.00%) 144A±	3.59	4-20-2031	700,000	694,504
Bowman Park CLO Limited Series 2014-1A Class AR (3 Month LIBOR +1.18%) 144A±	3.70	11-23-2025	1,626,969	1,627,413
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	4.18	4-18-2031	1,000,000	974,613
Citigroup Commercial Mortgage Trust Series 2018-C6 Class AS ±±	4.64	11-10-2051	1,000,000	1,122,027
CLI Funding LLC Series 2019-1A Class A 144A	3.71	5-18-2044	1,485,560	1,501,643
CLI Funding LLC Series 2019-1A Class B 144A	4.64	5-18-2044	594,232	603,154
Cole Park CLO Limited Series 2015-1A Class BR (3 Month LIBOR +1.60%) 144A±	4.19	10-20-2028	1,000,000	995,210
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	1,600,000	1,613,331
Consumer Lending Receivables LLC Series 2019-A Class A 144A	3.52	4-15-2026	1,017,168	1,022,255
Consumer Loan Underlying Bond Credit Trust Series 2018-P2 Class B 144A	4.10	10-15-2025	500,000	510,397
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A 144A	3.82	1-15-2026	791,069	798,392
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	927,174	938,243
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.60	11-25-2023	400,000	406,906
GS Mortgage Security Trust Series 2014-GC22 Class AS	4.11	6-10-2047	1,450,000	1,526,226
GS Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	3.79	11-15-2032	1,600,000	1,588,384
Harley Marine Financing LLC Barge Series 2018-1A Class A2 144A	5.68	5-15-2043	675,004	557,769
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,600,000	1,648,409
Marlette Funding Trust Series 2018-3A Class A 144A	3.20	9-15-2028	282,675	283,481
Marlette Funding Trust Series 2018-4A Class B 144A	4.21	12-15-2028	1,100,000	1,129,533
Marlette Funding Trust Series 2019-1A Class A 144A	3.44	4-16-2029	922,170	929,976
MidOcean Credit CLO Limited Series 2016-5A Class B1R (3 Month LIBOR +1.60%) 144A±	4.19	7-19-2028	500,000	496,399
MP CLO VIII Limited Series 2015-2A Class AR (3 Month LIBOR +0.91%) 144A±	3.49	10-28-2027	600,000	598,655
Navistar Financial Dealer Note Series 2018-1 Class D (1 Month LIBOR +1.55%) 144A±	3.95	9-25-2023	600,000	601,201
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60	4-25-2049	956,343	969,993
Onemain Financial Issuance Trust Series 2019-1A Class D 144A	4.22	2-14-2031	1,100,000	1,135,740
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	800,000	821,327
SoFi Consumer Loan Program Trust Series 2016-3 Class A 144A	3.05	12-26-2025	122,055	122,601
SoFi Consumer Loan Program Trust Series 2017-2 Class A 144A	3.28	2-25-2026	723,122	728,012
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	712,578
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	300,000	310,975
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	162,311	163,248
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	302,768
Spirit Master Funding LLC Series 2017-1A Class A 144A	4.36	12-20-2047	297,451	308,597
Store Master Funding LLC Series 2014-1A Class A2 144A	5.00	4-20-2044	97,458	101,748
Store Master Funding LLC Series 2015-1A Class A1 144A	3.75	4-20-2045	1,351,250	1,375,748
Taco Bell Funding LLC Series 2018-1A Class A21 144A	4.32	11-25-2048	995,000	1,032,104
TCI Symphony CLO Limited Series 2016-1A Class BR (3 Month LIBOR +1.65%) 144A±	4.25	10-13-2029	1,500,000	1,487,942
Textainer Marine Containers Limited Series 2017-1A Class B 144A	4.85	5-20-2042	136,680	140,616
Textainer Marine Containers Limited Series 2017-2A Class B 144A	4.75	6-20-2042	83,982	86,186
Venture CDO Limited Series 2016-23A Class AR (3 Month LIBOR +1.07%) 144A±	3.66	7-19-2028	700,000	698,100
Venture CDO Limited Series 2017-28A Class A2 (3 Month LIBOR +1.11%) 144A±	3.70	7-20-2030	1,180,000	1,174,328
Venture CDO Limited Series 2018-35A Class AS (3 Month LIBOR +1.15%) 144A±	3.74	10-22-2031	1,300,000	1,298,610
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	922,661	936,910
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	4-25-2059	963,461	970,925
Voya CLO Limited Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.50	1-18-2029	1,500,000	1,493,486
Voya CLO Limited Series 2019-1A Class A (3 Month LIBOR +1.17%) 144A±	3.81	4-15-2029	1,000,000	1,000,030

Total Non-Agency Mortgage-Backed Securities (Cost $47,872,240)				48,406,726

10

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2019 (unaudited)

		Expiration date	Shares	Value
Rights : 0.00%

Utilities : 0.00%

Independent Power & Renewable Electricity Producers : 0.00%
Vistra Energy Corporation †		12-31-2046	6,516	$5,148

Total Rights (Cost $6,785)				5,148

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 0.77%
U.S. Treasury Bond	3.00%	2-15-2049	$225,000	246,762
U.S. Treasury Note	2.38	5-15-2029	950,000	981,172

Total U.S. Treasury Securities (Cost $1,197,902)				1,227,934

Yankee Corporate Bonds and Notes : 5.05%

Communication Services : 0.56%

Wireless Telecommunication Services : 0.56%
British Telecommunication	5.13	12-4-2028	800,000	895,476

Energy : 1.16%

Energy Equipment & Services : 0.06%
Ensco plc	5.75	10-1-2044	175,000	100,625

Oil, Gas & Consumable Fuels : 1.10%
Baytex Energy Corporation 144A	5.63	6-1-2024	150,000	143,250
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	256,628
Petroleos Mexicanos Company	5.38	3-13-2022	500,000	503,775
Woodside Finance Limited 144A	3.70	3-15-2028	850,000	850,512

				1,754,165

Financials : 2.33%

Banks : 1.54%
ABN AMRO Bank NV 144A	4.75	7-28-2025	200,000	214,068
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	300,000	301,200
BPCE SA 144A	5.15	7-21-2024	305,000	329,785
Credit Agricole SA (5 Year USD Swap +6.19%) 144A±	8.13	12-29-2049	265,000	306,468
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	642,422
Perrigo Finance Unlimited Company	4.38	3-15-2026	400,000	400,658
UBS Group Funding Limited 144A	4.13	9-24-2025	250,000	266,659

				2,461,260

Capital Markets : 0.16%
Cadillac Fairview Corporation Limited 144A	4.13	2-1-2029	240,000	260,745

Diversified Financial Services : 0.06%
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	91,250

Insurance : 0.42%
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	400,000	428,300
Validus Holdings Limited	8.88	1-26-2040	160,000	243,473

				671,773

Thrifts & Mortgage Finance : 0.15%
Nationwide Building Society (USD ICE SWAP RATE 11:00am NY 5 +1.85%) 144A±	4.13	10-18-2032	250,000	241,759

11

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Strategic Income Fund

		Interest rate	Maturity date	Principal	Value
Health Care : 0.59%

Pharmaceuticals : 0.59%
Bausch Health Companies Incorporated 144A		5.50%	3-1-2023	$11,000	$11,088
Bausch Health Companies Incorporated 144A		5.50	11-1-2025	50,000	52,125
Bausch Health Companies Incorporated 144A		6.13	4-15-2025	225,000	229,500
Bausch Health Companies Incorporated 144A		7.00	3-15-2024	25,000	26,565
Teva Pharmaceutical Finance BV		2.20	7-21-2021	200,000	189,750
Teva Pharmaceutical Finance Netherlands II BV		4.50	3-1-2025	400,000	435,495

					944,523

Industrials : 0.37%

Commercial Services & Supplies : 0.13%
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	200,000	207,250

Electrical Equipment : 0.13%
Sensata Technologies BV 144A		6.25	2-15-2026	200,000	212,500

Transportation Infrastructure : 0.11%
Asciano Finance Limited 144A		4.63	9-23-2020	170,000	173,389

Materials : 0.04%

Containers & Packaging : 0.04%
OI European Group BV 144A		4.00	3-15-2023	75,000	75,375

Total Yankee Corporate Bonds and Notes (Cost $7,721,280)					8,090,090

Yankee Government Bonds : 3.17%
Bermuda 144A		3.72	1-25-2027	850,000	865,946
Federal Democratic Republic of Ethiopia		6.63	12-11-2024	200,000	208,420
Kingdom of Spain 144A		1.45	4-30-2029	1,650,000	2,066,531
Mongolia Government		5.63	5-1-2023	200,000	203,565
Oman Government International Bond		5.63	1-17-2028	400,000	378,604
Province of Cordoba 144A		7.13	8-1-2027	550,000	416,625
Province of Santa Fe		7.00	3-23-2023	350,000	301,000
Republic of Rwanda		6.63	5-2-2023	200,000	211,172
Republic of Sri Lanka		5.75	1-18-2022	200,000	200,541
The Dominican Republic		6.88	1-29-2026	200,000	225,752
Total Yankee Government Bonds (Cost $4,985,275)					5,078,156

		Yield		Shares
Short-Term Investments : 6.32%

Investment Companies : 6.02%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51		1,382,184	1,382,460
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.33		8,252,818	8,252,818

					9,635,278

				Principal
U.S. Treasury Securities : 0.30%
U.S. Treasury Bill (z)#		2.18	9-12-2019	$490,000	487,948

Total Short-Term Investments (Cost $10,123,018)					10,123,226

Total investments in securities (Cost $156,247,157)	99.67%				159,571,795
Other assets and liabilities, net	0.33				524,581

Total net assets	100.00%				$160,096,376

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

12

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2019 (unaudited)

%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

BRL	Brazilian real
CDO	Collateralized debt obligation
CLO	Collateralized loan obligation
COP	Colombian peso
EUR	Euro
GBP	Great British pound
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
REIT	Real estate investment trust
SEK	Swedish krona
TRY	Turkish lira
ZAR	South African rand

13

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro-BTP Futures	4	9-6-2019	$587,023	$610,850	$23,827	$0
U.S. Long-Term Bond	20	9-19-2019	2,975,660	3,111,875	136,215	0
Short
Euro-Bund Futures	(2)	9-6-2019	(388,726)	(392,845)	0	(4,119)
Euro-Bund Futures	(10)	9-6-2019	(1,521,651)	(1,528,717)	0	(7,066)
U.S. Ultra Bond	(21)	9-19-2019	(3,599,658)	(3,728,813)	0	(129,155)
10-Year U.S. Treasury Notes	(122)	9-19-2019	(15,313,643)	(15,612,187)	0	(298,544)
10-Year Ultra Futures	(37)	9-19-2019	(4,990,308)	(5,110,625)	0	(120,317)
2-Year U.S. Treasury Notes	(67)	9-30-2019	(14,330,041)	(14,417,039)	0	(86,998)
5-Year U.S. Treasury Notes	(123)	9-30-2019	(14,340,835)	(14,533,219)	0	(192,384)

					$160,042	$(838,583)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,450,000 GBP	1,847,747 USD	State Street Bank	7-15-2019	$0	$(5,103)
1,878,023 USD	1,450,000 GBP	State Street Bank	7-15-2019	35,379	0
1,657,555 USD	23,650,000,000 IDR	State Street Bank	7-16-2019	0	(13,931)
1,293,865 USD	1,135,000 EUR	State Street Bank	7-16-2019	1,744	0
1,135,000 EUR	1,294,322 USD	State Street Bank	7-16-2019	0	(2,201)
23,650,000,000 IDR	1,643,388 USD	State Street Bank	7-16-2019	28,098	0
1,873,772 USD	7,200,000 PLN	State Street Bank	7-26-2019	0	(55,916)
59,434 USD	225,000 PLN	State Street Bank	7-26-2019	0	(869)
1,940,326 USD	18,500,000 SEK	State Street Bank	7-31-2019	0	(56,292)
18,500,000 SEK	1,989,132 USD	State Street Bank	7-31-2019	7,485	0
1,307,838 USD	1,150,000 EUR	State Street Bank	9-17-2019	0	(7,723)
1,150,000 EUR	1,317,741 USD	State Street Bank	9-17-2019	0	(2,181)
1,499,922 USD	4,820,000,000 COP	State Street Bank	9-26-2019	7,647	0
19,793,361 USD	17,450,000 EUR	Citibank	9-30-2019	0	(188,415)

				$80,353	$(332,631)

Centrally Cleared Credit Default Swaps

Sell protection

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Markit iTraxx Europe Crossover Index	5.00%	Quarterly	12-20-2023	986,660 EUR	$109,563	$90,761	$18,802	$0
Markit iTraxx Europe Index	1.00%	Quarterly	12-20-2023	1,855,000 EUR	51,300	29,683	21,617	0
Markit CDX Emerging Markets Index	1.00%	Quarterly	12-20-2023	950,000 USD	(27,275)	(36,455)	9,180	0
Markit CDX North America Investment Grade Index	5.00%	Quarterly	12-20-2023	2,940,000 USD	237,771	89,577	148,194	0

						$173,566	$197,793	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Securities Lending Cash Investments LLC	0	56,408,348	55,026,164	1,382,184	$1,382,460
Wells Fargo Government Money Market Fund Select Class	5,204,420	221,808,859	218,760,461	8,252,818	8,252,818

					$9,635,278	6.02%

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of June 30, 2019, the Fund had no unfunded loan commitments.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates and is subject to interest rate risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$12,707,505	$0	$12,707,505
Corporate bonds and notes	0	31,496,160	0	31,496,160
Exchange-traded funds	7,119,686	0	0	7,119,686
Foreign corporate bonds and notes	0	15,286,715	0	15,286,715
Foreign government bonds	0	14,366,283	0	14,366,283
Loans	0	4,203,415	171,038	4,374,453
Municipal obligations	0	1,289,713	0	1,289,713
Non-agency mortgage-backed securities	0	48,406,726	0	48,406,726
Rights
Utilities	0	5,148	0	5,148
U.S. Treasury securities	1,227,934	0	0	1,227,934
Yankee corporate bonds and notes	0	8,090,090	0	8,090,090
Yankee government bonds	0	5,078,156	0	5,078,156
Short-term investments
Investment companies	9,635,278	0	0	9,635,278
U.S. Treasury securities	487,948	0	0	487,948

	18,470,846	140,929,911	171,038	159,571,795
Credit default swap contracts	0	197,793	0	197,793
Forward foreign currency contracts	0	80,353	0	80,353
Futures contracts	160,042	0	0	160,042

Total assets	$18,630,888	$141,208,057	$171,038	$160,009,983

Liabilities
Forward foreign currency contracts	$0	$332,631	$0	$332,631
Futures contracts	838,583	0	0	838,583

Total liabilities	$838,583	$332,631	$0	$1,171,214

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts and centrally cleared swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 97.24%

Communication Services : 14.98%

Diversified Telecommunication Services : 6.36%
AT&T Incorporated	210,000	$7,037,100
Verizon Communications Incorporated	350,000	19,995,500

		27,032,600

Media : 4.48%
Comcast Corporation Class A	450,200	19,034,456

Wireless Telecommunication Services : 4.14%
Shenandoah Telecommunications Company	457,657	17,628,947

Energy : 4.01%

Oil, Gas & Consumable Fuels : 4.01%
ONEOK Incorporated	76,900	5,291,489
The Williams Companies Incorporated	420,000	11,776,800

		17,068,289

Financials : 0.34%

Diversified Financial Services : 0.34%
A-Mark Precious Metals Incorporated †	109,999	1,435,487

Industrials : 0.57%

Machinery : 0.57%
Perma-Pipe International Holdings Incorporated †	266,500	2,425,150

Information Technology : 16.92%

IT Services : 16.92%
MasterCard Incorporated Class A	95,000	25,130,350
Visa Incorporated Class A	270,000	46,858,500

		71,988,850

Utilities : 60.42%

Electric Utilities : 32.81%
Alliant Energy Corporation	440,815	21,635,200
American Electric Power Company Incorporated	175,000	15,401,750
Edison International	100,000	6,741,000
Entergy Corporation	12,000	1,235,160
Eversource Energy	425,000	32,198,000
Exelon Corporation	141,001	6,759,588
FirstEnergy Corporation	82,800	3,544,668
NextEra Energy Incorporated	105,015	21,513,373
PNM Resources Incorporated	600,000	30,546,000

		139,574,739

Gas Utilities : 2.24%
South Jersey Industries Incorporated	280,000	9,444,400
Spire Incorporated	1,000	83,920

		9,528,320

Multi-Utilities : 19.92%
CMS Energy Corporation	365,532	21,167,958
Dominion Energy Incorporated	264,827	20,476,424
Hera SpA	1,000,000	3,825,205

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Utility and Telecommunications Fund

			Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group Incorporated			200,000	$11,764,000
Sempra Energy			200,000	27,488,000

				84,721,587

Water Utilities : 5.45%
American Water Works Company Incorporated			200,000	23,200,000

Total Common Stocks (Cost $170,712,653)				413,638,425

		Dividend yield
Preferred Stocks : 1.32%

Utilities : 1.32%

Electric Utilities : 0.73%
Spark Energy Incorporated		8.97%	127,588	3,113,147

Multi-Utilities : 0.59%
Sempra Energy Preferred Stock †		0.00	100,000	2,506,000

Total Preferred Stocks (Cost $5,716,597)				5,619,147

		Yield
Short-Term Investments : 1.74%

Investment Companies : 1.74%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	7,400,964	7,400,964

Total Short-Term Investments (Cost $7,400,964)				7,400,964

Total investments in securities (Cost $183,830,214)	100.30%			426,658,536
Other assets and liabilities, net	(0.30)			(1,283,835)

Total net assets	100.00%			$425,374,701

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	137,186		137,186	0	$0
Wells Fargo Government Money Market Fund Select Class	10,518,042	17,571,255	20,688,333	7,400,964	7,400,964

					$7,400,964	1.74%

*	No longer held at the end of the period.

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2019 such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$63,696,003	$0	$0	$63,696,003
Energy	17,068,289	0	0	17,068,289
Financials	1,435,487	0	0	1,435,487
Industrials	2,425,150	0	0	2,425,150
Information technology	71,988,850	0	0	71,988,850
Utilities	257,024,646	0	0	257,024,646
Preferred stocks
Utilities	5,619,147	0	0	5,619,147
Short-term investments
Investment companies	7,400,964	0	0	7,400,964

Total assets	$426,658,536	$0	$0	$426,658,536

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.